S E L I G M A N
                      ---------------
                      PORTFOLIOS, INC.



                                                               [GRAPHIC OMITTED]





                                                               Annual Report
                                                             December 31, 2001

                                                             -----------------






                                                          J. & W. SELIGMAN & CO.
                                                               INCORPORATED
                                                             ESTABLISHED 1864
                                                             February 8, 2002

                                                ================================
                                                SELIGMAN
                                                PORTFOLIOS,
                                                INC.
                                                --------------------------------
                                                --------------------------------
                                                --------------------------------


                                                                February 8, 2002

Dear Contract Owner:

     J. & W. Seligman & Co. Incorporated, the Manager of Seligman Portfolios, Inc., is pleased to provide the enclosed report for the twelve months ended December 31, 2001. Performance and portfolio information, as well as audited financial statements, are contained in the pages following this letter.

     The past year was a challenging one, as the US economy slipped into recession, and the country was confronted with terrorism. The major equity indices ended 2001 in negative territory, with the Standard & Poor's 500 Composite Stock Price Index (S&P 500) returning -11.88%, the Nasdaq Composite Index returning -21.05%, and the Dow Jones Industrial Average posting a -7.10% total return for the one-year period.

     The Federal Reserve Board cut the federal funds rate on 11 occasions during 2001 in an effort to restart the economy. Interest rates, which had started the year at 6.50%, had been cut to 1.75% by year-end. The September 11 terrorist attacks caused a sharp decline in stock prices, but the market succeeded in recouping its losses. While the attacks inflicted a serious economic blow, the US economy had already entered into a recession starting in March 2001, according to the National Bureau of Economic Research. The September 11 attacks and rising unemployment did cause consumer spending to pull back slightly, but, overall, the consumer remained strong, helped by lower interest rates and lower energy prices.

     Looking ahead, we believe that much of the downturn is behind us, and that the economy will strengthen during the year. The National Association of Purchasing Managers Index has reversed its downward trend. The stock market, which had been volatile throughout 2001, staged a rally in the fourth quarter of the year. Businesses, having instituted layoffs and other costcutting measures, should begin to meet and perhaps exceed earnings targets. Another positive sign is that business inventories have been reduced; therefore, an increase in demand would spur new manufacturing activity, having a positive effect on profits. Lower tax rates should also provide a constructive environment for growth. While we expect continued market volatility (and the risk of future terrorist attacks remains), we are optimistic that the US economy will both adapt to any challenges that lie ahead and resume economic expansion.

     These uncertain times underscore the value of maintaining a well-diversified portfolio, taking a long-term view of investing, and adhering to a sensible financial plan. Thank you for your continued support of Seligman Portfolios, Inc.We look forward to serving your investment needs for many years to come.

                                             Respectfully,

                                             /s/ William Morris

                                             William C. Morris
                                             Chairman
                                             J. & W. Seligman & Co. Incorporated

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
ANNUAL PERFORMANCE OVERVIEW (unaudited)
--------------------------------------------------------------------------------

     The following charts compare a $10,000 hypothetical investment made in Class 1 shares of each of the Portfolios of Seligman Portfolios, Inc. (with the exception of Seligman Cash Management Portfolio), for the 10-year period ended December 31, 2001, or since inception through December 31, 2001, if less than 10 years, to a $10,000 hypothetical investment made in the appropriate benchmark indices and averages for the same period. For those Portfolios that have issued Class 2 shares, the performance for Class 2 shares is not shown in the charts but is included in the tables of returns. The performance of Class 2 shares may be less than the performances of Class 1 shares, based on the differences in fees paid by each class and as a result of different inception dates. Accompanying each chart is a discussion of factors that affected the Portfolio during the past year.

     THE CHARTS AND TOTAL RETURNS DO NOT REFLECT ANY FEES OR CHARGES THAT INVESTORS WILL INCUR IN PURCHASING OR SELLING UNITS OF THE VARIABLE ACCOUNTS.

SELIGMAN BOND PORTFOLIO

[GRAPH OMITTED]

                                 Lehman Bros.        Lipper Corporate Debt
Date         Bond Portfolio  Government Bond Index  BBB-rated Funds Average
-----------  --------------  ---------------------  -----------------------
31-Dec-1991           10000                  10000                    10000
31-Mar-1992            9827                   9825                     9977
30-Jun-1992           10100                  10214                    10380
30-Sep-1992           10546                  10719                    10891
31-Dec-1992           10559                  10723                    10905
31-Mar-1993           10896                  11208                    11493
30-Jun-1993           11144                  11532                    11919
30-Sep-1993           11421                  11906                    12356
31-Dec-1993           11402                  11866                    12454
31-Mar-1994           11075                  11509                    11999
30-Jun-1994           10951                  11377                    11736
30-Sep-1994           11041                  11425                    11840
31-Dec-1994           11016                  11465                    11801
31-Mar-1995           11396                  12005                    12353
30-Jun-1995           12181                  12750                    13299
30-Sep-1995           12430                  12975                    13644
31-Dec-1995           13129                  13568                    14296
31-Mar-1996           12689                  13262                    14005
30-Jun-1996           12639                  13325                    14089
30-Sep-1996           12765                  13549                    14424
31-Dec-1996           13141                  13945                    14983
31-Mar-1997           13048                  13832                    14895
30-Jun-1997           13474                  14312                    15525
30-Sep-1997           13899                  14791                    16143
31-Dec-1997           14322                  15282                    16536
31-Mar-1998           14462                  15513                    16839
30-Jun-1998           14867                  15923                    17159
30-Sep-1998           15539                  16803                    17411
31-Dec-1998           15497                  16790                    17554
31-Mar-1999           15124                  16550                    17487
30-Jun-1999           14825                  16409                    17249
30-Sep-1999           14870                  16517                    17251
31-Dec-1999           14802                  16413                    17262
31-Mar-2000           15106                  16963                    17592
30-Jun-2000           15329                  17229                    17649
30-Sep-2000           15744                  17703                    18113
31-Dec-2000           16319                  18586                    18641
31-Mar-2001           16750                  19053                    19249
30-Jun-2001           16750                  19007                    19333
30-Sep-2001           17309                  20049                    19913
31-Dec-2001           17221                  19931                    20027


     During 2001, the US economy continued to slow, and the Federal Reserve Board responded with an aggressive series of interest rate cuts. These cuts should eventually help the US lift itself out of the current recession. However, the Fed's actions have thus far done little in terms of lowering long-term interest rates. The yield on the 10-year US Treasury bond was essentially unchanged from year-beginning to year-end. The long end of the yield curve has remained high primarily because of the bond market's concern that inflation remained an issue. However, there have been no signs of inflation over the course of the year.

     Seligman Bond Portfolio continued to seek opportunities at the long end of the yield curve, which became increasingly steep during the course of the year. These moves paid off for the Portfolio in terms of higher yields, and could also benefit the Portfolio in terms of capital appreciation if yields on longer-term bonds decline, as we believe they will in 2002.

     We think that the US economy is nearing the end of its contraction, and will begin to recover in 2002. We do not believe that further intervention from the Fed will be necessary, and we think the Fed is likely to maintain a fairly stable stance on monetary policy throughout the year. The short end of the yield curve is thus likely to remain stable or move a bit higher as economic activity picks up. We believe that long-bond yields, however, are likely to fall as fears of inflation subside. This will benefit the Portfolio, which had locked in higher long-term rates in 2001. In addition, the Portfolio's cash position should benefit as short-term yields move higher.

SELIGMAN CAPITAL PORTFOLIO

     During the past year, the US economy slowed significantly, unemployment increased, and corporate profits fell sharply. In addition, the US became engaged in a global war on terrorism that nobody could have foreseen at the beginning of the year. In this environment, the stock market posted its second straight year of losses. While 2001 was extremely difficult for equity investors, there have also been signs of a future recovery. During the year, the Federal Reserve Board demonstrated its commitment to helping the economy emerge from its current recession, and delivered 11 interest rate cuts over the course of the year. The federal government's tax cut should also aid economic recovery and allow stocks to rebound.

[GRAPH OMITTED]

                              Rusell MidCap    Lipper Multi Cap
Date       Capital Portfolio  Growth Index   Growth Funds Average
---------  -----------------  -------------  --------------------
31-Dec-91              10000          10000                 10000
31-Mar-92               9335           9695                  9780
30-Jun-92               8647           9244                  9187
30-Sep-92               9307           9739                  9475
31-Dec-92              10680          10870                 10737
31-Mar-93              11032          10968                 10817
30-Jun-93              10837          10969                 11186
30-Sep-93              11554          11709                 12060
31-Dec-93              11924          12087                 12282
31-Mar-94              11549          11712                 11842
30-Jun-94              10536          11197                 11128
30-Sep-94              11493          11992                 12047
31-Dec-94              11376          11825                 11992
31-Mar-95              12084          13103                 12810
30-Jun-95              12810          14156                 14158
30-Sep-95              13965          15550                 15735
31-Dec-95              14467          15842                 16095
31-Mar-96              15438          16864                 17047
30-Jun-96              16495          17495                 18147
30-Sep-96              16893          18090                 18634
31-Dec-96              16567          18612                 18962
31-Mar-97              15905          17933                 17872
30-Jun-97              18078          20573                 20727
30-Sep-97              20199          23451                 23693
31-Dec-97              20097          22807                 22756
31-Mar-98              22340          25530                 25916
30-Jun-98              22895          25514                 26419
30-Sep-98              18476          21256                 22672
31-Dec-98              24556          26882                 28934
31-Mar-99              23812          27802                 30862
30-Jun-99              26585          30699                 33406
30-Sep-99              26007          29161                 33187
31-Dec-99              37652          40670                 46227
31-Mar-00              45655          49260                 52850
30-Jun-00              48443          45610                 49954
30-Sep-00              54839          46759                 52012
31-Dec-00              40852          35888                 41070
31-Mar-01              31583          26884                 31294
30-Jun-01              38800          31233                 34255
30-Sep-01              26948          22550                 25419
31-Dec-01              34330          28653                 30181

                                 AVERAGE ANNUAL TOTAL RETURNS+

                                                          CLASS 2
                                                           SINCE
                                ONE       FIVE     10    INCEPTION
                                YEAR     YEARS   YEARS    8/30/00
                             ----------  ------  ------  ----------
SELIGMAN CAPITAL PORTFOLIO:
CLASS 1 . . . . . . . . . .    (15.97)%  15.69%  13.13%       n/a
CLASS 2 . . . . . . . . . .    (16.18)     n/a     n/a     (27.34)%
Lipper Multi Cap Growth
  Funds Average . . . . . . .  (26.51)    9.74   11.68     (34.96)
Russell Midcap
  Growth Index. . . . . . . .  (20.15)    9.02   11.10     (32.04)

---------------
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results. See footnotes on P-10.


                                    -P-1-

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
ANNUAL PERFORMANCE OVERVIEW (unaudited)
--------------------------------------------------------------------------------

SELIGMAN CAPITAL PORTFOLIO (continued)

     While Seligman Capital Portfolio's performance was negative, it significantly outperformed its relative averages. The greatest contributions to performance came from consumer cyclical and consumer staple stocks. These sectors were among the few that delivered positive performance within the Portfolio's benchmark universe, and the Portfolio was significantly overweighted in both areas. Overweighting of these sectors had begun at the beginning of the year because we believed that consumers would benefit from lower interest rates, falling energy prices, and tax relief. Energy stocks were among the worst performers of 2001, and the Portfolio fortunately had almost no exposure in this area. The Portfolio also had no exposure to Enron. The Portfolio's largest industry weighting was technology, which was also the Portfolio's worst performing sector. While this was a negative in terms of absolute performance, the Portfolio's technology holdings outperformed those of its benchmark. Going forward, we will continue to emphasize technology, but will focus on those areas that are likely to benefit from an upturn in the business cycle and improving IT spending by companies.

     We are confident that the US economy will recover in 2002. We believe this recovery will be led by businesses, not by consumers. Companies will be seeking to rebuild inventories that had been reduced during the current economic slowdown. This will mean increased capital investment, particularly in technology equipment, including telecoms. Businesses should also benefit from the costcutting measures that have been taken during the recession.

SELIGMAN COMMON STOCK PORTFOLIO

     The US economy weakened significantly during 2001, falling into a recession in March, according to the National Bureau of Economic Research. Among the problems was a sharp pullback in capital spending by businesses, whose profits were under severe pressure. Hoping to reverse the economic slide, the Federal Reserve Board lowered interest rates on 11 occasions during 2001, reducing the federal funds rate to 1.75% from 6.50% during the course of the year. Consumers remained more resilient than businesses, helped by stable housing prices and a wave of mortgage refinancings. The stock market regained its post-September 11 losses, and the economy has recently shown signs of strength.

     Seligman Common Stock Portfolio's largest holdings at the end of the period were in financials, health care, and retailing. Throughout 2001 the Portfolio was repositioned to anticipate a rebound in the US economy, something we think will occur later in 2002. Specifically, the Portfolio added to its holdings in the retail, paper and forest products, and telecommunications services sectors. Also, anticipating an increase in advertising sales, the Portfolio added to its media holdings. Health care performed strongly during the year, while the energy sector and consumer staples detracted from performance. The Portfolio did not hold shares of Enron. Going forward, the Portfolio will be constructed using a mixture of quantitative and analytical approaches, along with fundamental investment analysis. Utilizing a quantitative model allows for the evaluation of a large number of companies with a great degree of objectivity, seeking to lower benchmark-relative risk. At the same time, management of the Portfolio will continue to be active, with an emphasis on bottom-up stock picking based on in-depth company research.

[GRAPH OMITTED]

Date       Common Portfolio  S&P 500
---------  ----------------  -------
31-Dec-91             10000    10000
31-Mar-92             10190     9747
30-Jun-92             10109     9932
30-Sep-92             10522    10245
31-Dec-92             11213    10760
31-Mar-93             11616    11231
30-Jun-93             11738    11286
30-Sep-93             12033    11577
31-Dec-93             12552    11845
31-Mar-94             12041    11396
30-Jun-94             12108    11444
30-Sep-94             12720    12004
31-Dec-94             12558    12002
31-Mar-95             13460    13170
30-Jun-95             14307    14428
30-Sep-95             15200    15575
31-Dec-95             15983    16513
31-Mar-96             17080    17400
30-Jun-96             17856    18181
30-Sep-96             18198    18743
31-Dec-96             19192    20306
31-Mar-97             19409    20850
30-Jun-97             21880    24491
30-Sep-97             23532    26325
31-Dec-97             23282    27081
31-Mar-98             25971    30859
30-Jun-98             26343    31877
30-Sep-98             24269    28705
31-Dec-98             28906    34819
31-Mar-99             29604    36553
30-Jun-99             31994    39131
30-Sep-99             29480    36685
31-Dec-99             32706    42144
31-Mar-00             29969    43109
30-Jun-00             32628    41962
30-Sep-00             32254    41555
31-Dec-00             29263    38305
31-Mar-01             25994    33762
30-Jun-01             27618    35737
30-Sep-01             23012    30491
31-Dec-01             25681    33751

     In 2002, we expect the economy to recover from the current recession and begin to accelerate, most likely during the second half of the year. The economy is likely being helped by the combination of an accommodative Fed policy, increased government spending, lower tax rates, and continued strong consumer spending.

---------------
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results. See footnotes on P-10.


                                    -P-2-

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO

     The past year was challenging for technology investors. Despite an environment in which most equity averages finished the year in negative territory, Seligman Communications and Information Portfolio posted a positive return. The Portfolio's defensive efforts to maintain an underweighted exposure to the semiconductor and electronics capital equipment industries proved prudent. We believe these sectors will continue to suffer as high inventories are worked down. The Portfolio increased its weighting in information services companies during the year, as these types of companies tend to be more resistant to recession because of their recurring and predictable revenues. The Portfolio's software holdings performed well, while its telecom holdings detracted from performance.

                              AVERAGE ANNUAL TOTAL RETURNS+

                                                   Class 1     Class 2
                                                    Since       Since
                                One       Five    Inception   Inception
                                Yr.       Yrs.     10/11/94     5/1/00
                            ---------  ---------  ----------  -----------
SELIGMAN COMMUNICATIONS
  AND INFORMATION PORTFOLIO:
  CLASS 1. . . . . . . . . .    5.34%     15.81%      17.86%      . n/a
  CLASS 2                       5.08        n/a         n/a      (27.54)%
JPMorgan H&Q
  Technology Funds Index      (31.36)     12.39       19.94      (55.42)
Lipper Science &
  Technology Funds
  Average                     (37.96)     11.45       17.42**    (41.83)*
S&P 500 Index                 (11.88)     10.70       15.60      (12.69)

 *  From April 30, 2000.
**  From October 13, 1994.

[GRAPH OMITTED]

                                Lipper Science &               H&Q Technology
Date         C&I Portfolio  Technology Funds Average  S&P 500   Funds Index
-----------  -------------  ------------------------  -------  --------------
11-Oct-1994          10000                     10000    10000           10000
31-Dec-1994          10440                     10481    10140           11100
31-Mar-1995          11030                     11308    11128           12420
30-Jun-1995          14690                     13715    12190           15481
30-Sep-1995          16950                     15699    13159           17486
31-Dec-1995          14464                     15044    13952           16549
31-Mar-1996          13618                     15318    14701           16858
30-Jun-1996          13993                     16501    15361           18047
30-Sep-1996          15139                     17715    15836           19146
31-Dec-1996          15739                     18546    17156           20521
31-Mar-1997          14271                     16688    17616           19550
30-Jun-1997          16961                     19801    20692           23521
30-Sep-1997          22018                     23516    22242           28495
31-Dec-1997          19237                     20793    22880           24004
31-Mar-1998          22103                     24449    26072           29064
30-Jun-1998          21765                     25376    26933           29750
30-Sep-1998          18105                     22564    24253           26433
31-Dec-1998          26256                     31886    29419           37302
31-Mar-1999          26715                     37529    30884           40611
30-Jun-1999          31755                     42741    33061           48084
30-Sep-1999          33624                     46025    30995           50815
31-Dec-1999          48787                     75036    35607           83153
31-Mar-2000          56991                     89773    36422           93789
30-Jun-2000          51144                     81108    35453           84081
30-Sep-2000          43250                     80180    35109           82543
31-Dec-2000          31133                     51405    32364           53620
31-Mar-2001          28991                     33867    28525           37448
30-Jun-2001          35125                     38360    30194           41687
30-Sep-2001          24432                     23451    25762           27201
31-Dec-2001          32795                     31891    28516           36808

Investing in one economic sector, such as technology, may be subject to greater price fluctuations than a portfolio of diversified investments. In addition, the securities in which the Portfolio invests may be subject to greater government regulation, greater price fluctuation, and limited liquidity. The stocks of smaller companies may be subject to above-average risk.

     The Portfolio has begun to make new investments in the telecommunications services and cable television industries because these areas possess strong recurring revenues and good earnings prospects. Another area that we believe may exhibit strength is enterprise software, particularly within security and information services. Prior to the September 11 terrorist attacks, we thought this area was promising, and now, in light of increased security concerns, we believe this area has become even more relevant. Other areas the Portfolio is focusing on reflect where corporations are spending their information technology
(IT) budgets. With many companies tightening their spending, we are looking at the items that companies must spend money on in order to keep their businesses running smoothly and effectively; for example, non-discretionary spending on anti-virus software.

     Despite the fourth-quarter rally in technology stocks, a high degree of uncertainty remains. The fear of future terrorist attacks may cause stocks to continue to be punished if emotions override fundamentals. While consumer confidence and demand will likely remain muted over the near term, we are confident that they will gradually return, aided by the significant monetary and fiscal stimulus currently present in the system. Ultimately, we expect the economy to show its resilience.

     We believe that demand fundamentals for technology companies will likely recover in 2002, presenting the Portfolio with buying opportunities over the next several months. We will look to invest in companies that we believe are prepared to endure the current difficult environment and, on a relative basis, may emerge stronger for it. We will continue to seek out those high-quality companies trading at reasonable prices relative to growth rates, profitability, and cash flows.

SELIGMAN FRONTIER PORTFOLIO

     The US economy slipped into recession in 2001, plagued by rising unemployment, reduced capital spending by businesses, and diminishing prospects for corporate earnings. The September 11 terrorist attacks also inflicted a serious economic blow.

     Small- and mid-cap stocks tended to outperform large-cap stocks during 2001 because of favorable relative valuations and earnings, which have generally been growing faster among small- and mid-sized companies. Stocks that performed well in 2001 were not the traditional defensive issues, but those that typically outperform in periods of economic recovery, including retailers and consumer stocks.

     In the second half of 2001, Seligman Frontier Portfolio increased its weighting in consumer-oriented stocks. We believe that consumer spending will pick up in 2002. Investments in this area have focused on education stocks, which tend to show strength during periods of economic slowdown, and on video entertainment manufacturers. The Portfolio has also invested in several specialty retailers that we believe should be among the early beneficiaries of a 2002 economic recovery.

---------------
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results. See footnotes on P-10.


                                    -P-3-

                            SELIGMAN PORTFOLIOS, INC.

--------------------------------------------------------------------------------
ANNUAL PERFORMANCE OVERVIEW (unaudited) (continued)
--------------------------------------------------------------------------------

SELIGMAN FRONTIER PORTFOLIO (continued)

[GRAPH OMITTED]

                                 Russell 2000  Russell 2000    Lipper Small Cap
             Frontier Portfolio  Growth Index     Index      Growth Funds Average
             ------------------  ------------  ------------  --------------------
11-Oct-1994               10000         10000         10000                 10000
31-Dec-1994               10580          9930          9871                  9992
31-Mar-1995               11300         10474         10326                 10570
30-Jun-1995               12260         11513         11294                 11585
30-Sep-1995               13780         12822         12409                 13069
31-Dec-1995               14101         13012         12678                 13440
31-Mar-1996               15443         13759         13325                 14477
30-Jun-1996               17065         14562         13992                 15894
30-Sep-1996               17731         14439         14039                 16176
31-Dec-1996               17476         14476         14770                 16198
31-Mar-1997               15855         12958         14006                 14626
30-Jun-1997               19203         15232         16276                 17329
30-Sep-1997               21455         17809         18698                 20334
31-Dec-1997               20331         16349         18072                 19129
31-Mar-1998               22650         18292         19890                 21486
30-Jun-1998               22044         17242         18962                 20740
30-Sep-1998               16839         13387         15142                 16301
31-Dec-1998               20034         16551         17612                 20405
31-Mar-1999               16324         16273         16657                 19972
30-Jun-1999               18823         18673         19247                 23036
30-Sep-1999               18115         17755         18030                 23301
31-Dec-1999               23358         23683         21356                 32472
31-Mar-2000               25213         25881         22869                 37943
30-Jun-2000               24312         23973         22004                 36181
30-Sep-2000               23255         23022         22247                 36325
31-Dec-2000               19661         18371         20711                 30692
31-Mar-2001               15899         15579         19363                 24936
30-Jun-2001               19068         18378         22130                 29401
30-Sep-2001               15357         13218         17529                 22064
31-Dec-2001               18216         16675         21225                 27252

Note:  In  the  future,  the  Portfolio will not be compared to the Russell 2000
Index because this index represents both small-cap growth and small-cap value stocks, while the Portfolio generally invests in only small-cap growth stocks. The stocks of smaller companies may be subject to above-average market price fluctuations.

     Overall, the Portfolio's technology holdings hurt performance in 2001, but technology staged a fourth-quarter rally, and this contributed positively to performance at the end of the year. The Portfolio continued to maintain a low weighting in semiconductors because we feel demand may continue to be weak, while inventories remain high. The Portfolio's investments continued to be focused on software and services companies, which we believe are poised to excel as business confidence improves.

     We expect to see signs of an economic rebound by the middle of 2002. Financial markets tend to anticipate rather than react to an improvement in fundamentals, and we believe the late-year stock market rally was evidence of this. Short-term volatility is likely, however. We continue to believe that small-cap stocks offer greater opportunity than large-cap stocks. Historically, the stocks of smaller companies have delivered strong relative performance as the economy begins a recovery.

SELIGMAN GLOBAL GROWTH PORTFOLIO++

     During a year of slowing economic growth around the world, Seligman Global Growth Portfolio has sought to identify companies that are able to compete on a global basis, and that show strong potential. We employ a combination of top-down and bottom-up analysis when evaluating companies for inclusion in the Portfolio. At year-end, the Portfolio had slightly over one-half of its assets invested in the US. This position had increased during the past year, and it reflects our expectation that the US economy will rebound in 2002 as a result of aggressive easing by the Federal Reserve Board.

     The Portfolio dedicated roughly one-quarter of its holdings to Continental Europe (where the largest country weightings are France and Germany), and significantly increased its exposure to the United Kingdom during the period under review. Continental Europe has experienced the same combination of economic sluggishness and rising unemployment that the US has, but the European Central Bank has been less proactive than the Fed in lowering interest rates. The UK's economy has held up better, and the Bank of England, like the Fed, has actively cut rates throughout the year. The Portfolio's largest sector weightings at year-end were financial services, drugs and health care, and consumer goods and services. The Portfolio's technology holdings caused overall performance to suffer.

[GRAPH OMITTED]

International  Lipper International
  Portfolio         Funds Avg.       EAFE Index
-------------  --------------------  ----------
10000                         10000       10000
10010                          9985       10025
10480                         10832       10697
11440                         11875       10796
10987                         11790       11180
11399                         11915       11760
11751                         12311       11778
11591                         11856       11667
11428                         11691       11893
11765                         12204       11989
12603                         12790       12499
12905                         13074       13015
13228                         13664       13400
13603                         14175       13623
13520                         14135       13616
13819                         14759       13843
13925                         14978       13637
15802                         16655       15417
15716                         16917       15318
14973                         15657       14128
17295                         17995       16217
17682                         18128       16400
14719                         15215       14080
17340                         17742       17001
17374                         18041       17250
18118                         19075       17700
18705                         19826       18489
21960                         24950       21642
19821                         25305       21631
16718                         23979       20787
16401                         22209       19122
14830                         21112       18621
12421                         18081       16077
12296                         18099       15938
10653                         15254       13714
11210                         16533       14672

     One of the Portfolio's themes is the aging population, and the financial services and health care sectors help us capitalize on this trend. The Portfolio's health care holdings focus on large pharmaceutical companies, along with a smaller number of biotechnology firms. During the year, the Portfolio perceived a good opportunity to move into these areas; we were able to buy companies with double-digit growth that were selling at attractive prices. We were also encouraged by the large number of new products in this sector and the cost-cutting measures adopted by many companies.

     In the financial arena, we think that an older and wealthier population will translate into increased demand for financial services. In addition, with people living longer, companies providing life insurance are seeing fewer payouts. At the same time, insurance companies have sharply increased premiums after the events of September 11, a move which should improve their profitability and benefit their stock prices. The Portfolio seeks out the largest and best-capitalized companies in this sector.


---------------
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results. See footnotes on P-10.


                                    -P-4-

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SELIGMAN GLOBAL GROWTH PORTFOLIO (continued)

     The war on terrorism has made the future more uncertain, and we are focusing on what we do know, as opposed to the unknown. For example, we expect that defense and security spending will increase, and we will try to determine where those resources will be allocated. We believe the combination of lower interest rates, lower energy prices, and a federal tax cut will set the stage for a rebound in the US in 2002. We will seek quality names within the consumer cyclicals and consumer staples areas. Additionally, a US recovery should have a positive effect on other economies.

SELIGMAN GLOBAL SMALLER COMPANIES PORTFOLIO

     The past year was another volatile one for global stock markets. The US economy was in recession, and most other regions displayed significant economic weakness. In 2001, value stocks outperformed growth stocks, and Seligman Global Smaller Companies Portfolio's performance was hurt by its exposure to technology and other growth-oriented sectors. Poor performance by small-cap cyclicals during the first nine months of the year also hurt investment results. Markets rallied during the fourth quarter, however, and technology and cyclicals rebounded during this time. In response to the September 11 terrorist attacks, the Portfolio became more defensive. Our goal is to find stocks that will perform well in the near term, as well as over the longer term. In particular, we are looking for stocks that have catalysts for strong performance.

     The Portfolio's largest sector weightings at year-end were in commercial services and supplies, health care equipment and services, and energy. During the year, the Portfolio's US weighting increased, anticipating a recovery in the US in 2002. The Portfolio's US weighting is now more in line with that of its benchmark. The Portfolio's weighting in US consumer-oriented stocks began to increase in the latter half of the year. We believe that consumer spending will pick up in 2002, and that investors will be attracted to these stocks. During the year, the Portfolio's weighting in telecommunications and wireless providers was reduced. We believe that subscriber growth will slow considerably going forward. The Portfolio's overall technology exposure has been lowered due to the continued slowdown in the sector. The Portfolio's investment in technology is now focused on software and services companies, which we believe are likely to recover when the US economy strengthens. The Fund's health care weighting continues to focus on hospital management companies.

     Despite the slowdown in the US, the UK's economy showed strength in 2001, largely driven by consumer spending. The Bank of England followed the lead of the US Federal Reserve Board and lowered interest rates aggressively throughout the year. The UK portion of the Portfolio remained focused on computer software and business services, two sectors that we expect will see continued earnings growth. After good performance, the Portfolio will continue to reduce its UK holdings, as the economy there is slowing.

   [GRAPH OMITTED]

               Global Smaller     Lipper Global Small   Salomon Bros
   Date      Companies Portfolio    Cap Funds Avg.     World EM Index
-----------  -------------------  -------------------  --------------
11-Oct-1994                10000                10000           10000
31-Dec-1994                10353                 9675            9724
31-Mar-1995                10594                 9646            9997
30-Jun-1995                10886                10411           10404
30-Sep-1995                11860                11415           11110
31-Dec-1995                12152                11480           11352
31-Mar-1996                13246                12371           11969
30-Jun-1996                14589                13187           12460
30-Sep-1996                14464                13119           12459
31-Dec-1996                14421                13375           12774
31-Mar-1997                14196                13121           12396
30-Jun-1997                15810                14530           13793
30-Sep-1997                16023                15305           14658
31-Dec-1997                14915                14013           13844
31-Mar-1998                17260                15976           15649
30-Jun-1998                17329                15754           15285
30-Sep-1998                14433                12522           12651
31-Dec-1998                15897                14391           14665
31-Mar-1999                14531                14337           14306
30-Jun-1999                16235                16086           15857
30-Sep-1999                16971                16371           15560
31-Dec-1999                20402                21714           17947
31-Mar-2000                22445                24686           19324
30-Jun-2000                20857                22910           18775
30-Sep-2000                20192                22818           18769
31-Dec-2000                17418                20340           17538
31-Mar-2001                14841                17323           15788
30-Jun-2001                16002                18681           17259
30-Sep-2001                12858                14916           14304
31-Dec-2001                14762                17149           16347

     Economic growth in Continental Europe was far less robust than in the UK, and the European Central Bank was less willing to lower interest rates in response to weakening conditions. The slowdown in the US manufacturing sector spread to Europe. The Portfolio's holdings in this region include consumer goods and services, computer software, and construction companies. The Portfolio took advantage of attractive valuations to add some quality Italian companies.

     Japan continued to deliver generally weak performance. The Portfolio is slightly underweighted in Japan, as there has been no meaningful economic reform and no economic growth. The Portfolio's Japanese holdings became more concentrated, remaining focused on services. Some technology names were also added during the year. In the rest of Asia, the Portfolio's overweighting in defensive stocks proved fortunate. Australia and New Zealand performed especially well.

     Since an economic recovery is not guaranteed, the Portfolio, by devoting a portion of its assets to defensive issues, is hedging its bets. However, we do believe the global economy will recover eventually, led by the US. We continue to look for reasonably valued companies with strong growth characteristics. Historically, smaller-company stocks have been stronger relative performers coming out of periods of economic weakness.

---------------
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results. See footnotes on P-10.


                                    -P-5-

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
ANNUAL PERFORMANCE OVERVIEW (unaudited) (continued)
--------------------------------------------------------------------------------

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO++

     The past year was a difficult one for technology investors. Though Seligman Global Technology Portfolio posted negative performance for the year, it outperformed its relative technology indices. As the US and global economies slowed, business spending, including investment in information technology, was reduced significantly. The technology sector is suffering not only from slow demand, but also from too much supply. Fortunately, much progress has been made in reducing this overcapacity. Technology companies have also increased their focus on improving their balance sheets.

   [GRAPH OMITTED]

             Global
           Technology  Lipper Global  Lipper Sci & Tech  MSCI World  H&Q Technology
Date       Portfolio    Funds Avg.       Funds Avg.        Index         Index
---------  ----------  -------------  -----------------  ----------  --------------
1-May-96        10000          10000              10000       10000           10000
30-Jun-96        9860          10134               9778       10080            9283
30-Sep-96        9970          10245              10497       10226            9848
31-Dec-96       10401          10737              10990       10706           10555
31-Mar-97        9957          10832               9889       10749           10056
30-Jun-97       11328          12172              11734       12379           12099
30-Sep-97       13525          12850              13935       12746           14657
31-Dec-97       12432          12209              12322       12444           12347
31-Mar-98       14803          13881              14488       14239           14950
30-Jun-98       15108          13975              15037       14541           15303
30-Sep-98       12761          11941              13371       12811           13597
31-Dec-98       17007          14095              18895       15530           19188
31-Mar-99       17928          14530              22238       16096           20890
30-Jun-99       21464          15686              25327       16879           24733
30-Sep-99       23724          15561              27274       16642           26138
31-Dec-99       37211          19424              44465       19465           42773
31-Mar-00       43875          20301              53197       19676           48243
30-Jun-00       39356          19350              48062       18992           43250
30-Sep-00       35556          18795              47513       18052           42459
31-Dec-00       28375          17531              30461       16948           27581
31-Mar-01       22570          15063              20069       14783           19263
30-Jun-01       24881          15571              22731       15193           21443
30-Sep-01       16907          13055              13897       13020           13992
31-Dec-01       22117          14476              18898       14148           18934

     We believe the Portfolio's focus on valuation has helped to mitigate an otherwise difficult year. We continue to be bottom-up investors, closely analyzing the risk and reward of individual securities. During 2001, the Portfolio increased its computer software holdings and decreased its holdings in telecommunications and electronics capital equipment. The underweighted telecom position in particular helped the Portfolio outperform its relevant technology indices. Performance was most negatively impacted by an overweight position in the electronic equipment sector.

     During 2001, the Portfolio's exposure to US technology stocks was increased. This was fortunate, as the US greatly outperformed most European and Asian technology indices. The Portfolio was underweighted in Europe during the period under review, mainly because we believed Europe would see a decrease in IT spending. The Portfolio's European holdings included wireless operators, which we perceived to have positive risk/reward characteristics. In Asia, the Portfolio favored the theme of outsourcing manufacturing to lower-cost areas, such as Taiwan.

     While technology stocks benefited from a fourth-quarter 2001 rally, the environment is still uncertain. However, our outlook for global technology remains cautiously optimistic. We believe that technology companies will continue to make progress on improving their finances. Overcapacity in the technology sector is being reduced, and we think that supply will soon be more in line with demand. We think technology is still an attractive investment because of continued product innovation.

SELIGMAN HIGH-YIELD BOND PORTFOLIO

     Seligman High-Yield Bond Portfolio's relative performance was hurt this year by exposure to lower-quality, higher-yielding bonds, which declined in the weakening economy. In addition, exposure to the telecommunications sector hurt performance. Telecom suffered as investors repeatedly lowered their expectations regarding the industry's future performance. The Portfolio's telecom exposure was lowered during the year to bring it in line with market averages. The credit quality, diversification, and liquidity of the Portfolio have been improved. This should help relative performance, as well as provide the Portfolio with the flexibility to adjust to changes in the marketplace.

     Throughout 2001, the US economy slowed, characterized most by a decrease in business spending and investment. Aware that the economy was decelerating at a rapid pace, the Federal Reserve Board instituted 11 interest rate cuts during the year, hoping an aggressive monetary easing policy would encourage a return to economic growth. Normally, decreasing interest rates are positive for the high-yield market, but in 2001 the positive influence of lower rates was offset by a high default rate (currently around 10%) and deteriorating corporate earnings. High-yield bonds underperformed higher-quality corporate bonds and Treasuries. Both supply and demand in the high-yield market declined in 2001.

     During the third and fourth quarters, the Portfolio holdings of more liquid issues were increased, and concentrations in certain sectors and individual securities were reduced. Maximum current income remains the principal investment objective, thus much of the repositioning accomplished toward year-end was designed to add quality holdings with competitive yields. We think opportunities exist in eco-


---------------
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results. See footnotes on P-10.


                                    -P-6-

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SELIGMAN HIGH-YIELD BOND PORTFOLIO (continued)

nomically sensitive companies well positioned for a market recovery; this includes areas such as transportation, automobiles, chemicals, and advertising-related media.

     We believe 2002 will be a better year, both for the US economy and for the high-yield market. We expect the economy will be helped by the Fed's aggressive easing, lower marginal tax rates, and increased government spending on security and defense. Over the near term, energy prices should remain low due to diminished demand, and consumer spending should continue to hold up well. In terms of the high-yield market, last year's flight to quality should reverse itself, as investors begin to seek higher returns and become more comfortable with taking on additional risk. The perception that defaults have peaked should cause spreads to tighten and prices to increase, encouraging investors to view highyield bonds more favorably. Factors such as stable interest rates, low inflation, and improving earnings should create a favorable environment for high-yield bonds.

   [GRAPH OMITTED]

Date         High-Yield Bond Portfolio  High-Yield Market Index  High Current Yield Funds Avg.
-----------  -------------------------  -----------------------  -----------------------------
1-May-1995                       10000                    10000                          10000
30-Jun-1995                      10030                    10324                          10196
30-Sep-1995                      10300                    10655                          10510
31-Dec-1995                      10737                    11014                          10833
31-Mar-1996                      11126                    11252                          11125
30-Jun-1996                      11341                    11462                          11334
30-Sep-1996                      11872                    11982                          11867
31-Dec-1996                      12307                    12448                          12294
31-Mar-1997                      12252                    12555                          12383
30-Jun-1997                      13022                    13135                          13038
30-Sep-1997                      13824                    13733                          13721
31-Dec-1997                      14164                    13969                          13925
31-Mar-1998                      14820                    14459                          14514
30-Jun-1998                      14987                    14550                          14578
30-Sep-1998                      13925                    13635                          13550
31-Dec-1998                      14309                    14047                          13946
31-Mar-1999                      14506                    14355                          14345
30-Jun-1999                      14335                    14489                          14425
30-Sep-1999                      13914                    14248                          14218
31-Dec-1999                      14201                    14552                          14605
31-Mar-2000                      13920                    14343                          14432
30-Jun-2000                      13920                    14381                          14435
30-Sep-2000                      13846                    14460                          14353
31-Dec-2000                      12934                    13733                          13498
31-Mar-2001                      12800                    14453                          14049
30-Jun-2001                      11971                    14366                          13736
30-Sep-2001                      11008                    13794                          13054
31-Dec-2001                      11032                    14574                          13753

SELIGMAN INCOME PORTFOLIO

     The US economy weakened significantly during 2001, ultimately falling into a recession. Among the problems was a sharp pullback in capital spending by businesses, whose profits were under severe pressure. Hoping to reverse the economic slide, the Federal Reserve Board lowered interest rates on 11 occasions during 2001, reducing the federal funds rate to 1.75% from 6.50% during the course of the year. Consumers remained more resilient than businesses. The stock market regained its post-September 11 losses, and the economy has recently shown signs of strength.

     Seligman Income Portfolio devoted roughly 60% of its assets to stocks, with the remainder divided fairly evenly between US government securities, investment-grade corporate bonds, and convertible bonds. At year-end, the largest holdings in the equity portion of the Portfolio were in financials, health care, and retailing. Corporate bond holdings focused on the financial sector, while the Portfolio's convertibles were concentrated in the technology sector. Health care was a strong performer for the Portfolio during the year, particularly the medical product stocks. Consumer cyclicals also performed well. Good stock picking in the software and services sector also helped performance. The areas that detracted most from performance during the period under review were the energy sector and consumer staples. The Portfolio's overweighting in technology also hurt performance overall, particularly during the third quarter, although the sector performed quite strongly during the fourth quarter.

     Going forward, the Portfolio will be constructed using a mixture of quantitative and analytical approaches, along with fundamental investment analysis. In 2002, we expect the economy to recover from the current recession and begin to accelerate, most likely during the second half of the year. The economy is likely being helped by the combination of an accommodative Fed policy, increased government spending, lower tax rates, and continued strong consumer spending. There have been fewer earnings disappointments, and we believe this is a positive sign that the economy may have turned the corner. We believe that the Portfolio, having positioned its portfolio to benefit from an economic recovery, will enjoy a successful 2002.

   [GRAPH OMITTED]

              Income    Lehman Bros.  Lipper Income Funds
Date         Portfolio   Aggregate    Average Bond Index   S&P 500
-----------  ---------  ------------  -------------------  -------
31-Dec-1991      10000         10000                10000    10000
31-Mar-1992      10409          9872                10031     9747
30-Jun-1992      10667         10271                10397     9932
30-Sep-1992      11058         10712                10773    10245
31-Dec-1992      11572         10741                11019    10760
31-Mar-1993      12201         11185                11696    11231
30-Jun-1993      12537         11481                11972    11286
30-Sep-1993      12913         11781                12396    11577
31-Dec-1993      13003         11788                12554    11845
31-Mar-1994      12455         11450                12099    11396
30-Jun-1994      12077         11332                12023    11444
30-Sep-1994      12489         11401                12337    12004
31-Dec-1994      12228         11444                12124    12002
31-Mar-1995      12669         12021                12808    13170
30-Jun-1995      13528         12753                13621    14428
30-Sep-1995      14325         13003                14259    15575
31-Dec-1995      14426         13557                14820    16513
31-Mar-1996      14603         13317                15087    17400
30-Jun-1996      14795         13393                15359    18181
30-Sep-1996      14917         13641                15648    18743
31-Dec-1996      15386         14050                16407    20306
31-Mar-1997      15474         13971                16470    20850
30-Jun-1997      16483         14484                17659    24491
30-Sep-1997      17287         14965                18665    26325
31-Dec-1997      17543         15405                19005    27081
31-Mar-1998      18534         15645                19968    30859
30-Jun-1998      18534         16011                20068    31877
30-Sep-1998      18144         16689                19316    28705
31-Dec-1998      18904         16745                20526    34819
31-Mar-1999      18595         16662                20592    36553
30-Jun-1999      19024         16515                21221    39131
30-Sep-1999      18217         16627                20691    36685
31-Dec-1999      19447         16607                21548    42144
31-Mar-2000      19781         16974                21902    43109
30-Jun-2000      19761         17270                21900    41962
30-Sep-2000      19820         17790                22567    41555
31-Dec-2000      19019         18539                22708    38305
31-Mar-2001      18073         19100                22237    33762
30-Jun-2001      18940         19207                22857    35737
30-Sep-2001      16989         20093                21799    30491
31-Dec-2001      18735         20103                22723    33751


---------------
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results. See footnotes on P-10.


                                    -P-7-

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
ANNUAL PERFORMANCE OVERVIEW (unaudited) (continued)
--------------------------------------------------------------------------------

SELIGMAN INTERNATIONAL GROWTH PORTFOLIO++

     Seligman International Growth Portfolio's performance was hurt by the fact that value stocks continued to outperform growth stocks during 2001. Difficult economic times often prompt investors to focus on current earnings, rather than prospects for long-term growth. The Portfolio's technology holdings were hit particularly hard during the first three months of the year, before rallying in the fourth quarter. The Portfolio's focus is still on those stocks that can compete on a global basis and that show the most growth potential. We believe these are the stocks that stand to benefit first from an upturn in the global economy, expected in 2002.

     The Portfolio's largest sector weightings at year-end were in banking, health care, and consumer staples. The health care and banking investments sought to capitalize on the theme of an aging population and the resulting increase in demand for pharmaceutical products and financial services.

     The Portfolio significantly increased its exposure to the UK during the past year. One of the reasons we felt positive about the UK was its attractive valuations relative to Europe and the US. In addition, its economy has been one of the most resilient in the world during this difficult year. This is partly due to the Bank of England's aggressive lowering of interest rates. In addition to providing liquidity to the marketplace, these accommodative moves have sparked a great deal of refinancing activity in the UK. Consumer spending and real estate prices have been the direct beneficiaries of this easing trend. The Portfolio's holdings in the UK have been concentrated in banking and consumer goods and services.

     Continental Europe remained the Portfolio's largest geographic allocation, representing just over one-half of assets. France, Germany, and Switzerland were the largest country weightings in this region at year-end. Despite the fact that the UK is more closely linked by trade to the US economy, Europe has experienced more of an economic slowdown. Like the US, Europe has suffered from weak corporate earnings, increasing unemployment, and a slowdown in capital expenditures. The European Central Bank lowered interest rates in 2001, but it did so less aggressively than the US Federal Reserve Board or the Bank of England. This is surprising, since inflation is not currently a major concern in Europe. Still, the region tends to have fewer layoffs and higher savings rates than the US, creating a more resilient consumer. The introduction of euro-denominated notes and coins in January 2002 seems to have gone smoothly.

   [GRAPH OMITTED]

International Portfolio  Lipper International Funds Avg.  EAFE Index
-----------------------  -------------------------------  ----------
10000                                              10000       10000
10010                                               9985       10025
10480                                              10832       10697
11440                                              11875       10796
10987                                              11790       11180
11399                                              11915       11760
11751                                              12311       11778
11591                                              11856       11667
11428                                              11691       11893
11765                                              12204       11989
12603                                              12790       12499
12905                                              13074       13015
13228                                              13664       13400
13603                                              14175       13623
13520                                              14135       13616
13819                                              14759       13843
13925                                              14978       13637
15802                                              16655       15417
15716                                              16917       15318
14973                                              15657       14128
17295                                              17995       16217
17682                                              18128       16400
14719                                              15215       14080
17340                                              17742       17001
17374                                              18041       17250
18118                                              19075       17700
18705                                              19826       18489
21960                                              24950       21642
19821                                              25305       21631
16718                                              23979       20787
16401                                              22209       19122
14830                                              21112       18621
12421                                              18081       16077
12296                                              18099       15938
10653                                              15254       13714
11210                                              16533       14672

     The Japanese economy remains weak, and the Portfolio is still slightly underweighted here. Hopes were high that reformist Prime Minister Junichiro Koizumi would be able to revive the economy, but we have been disappointed thus far by the pace of reform. However, we think it would be a mistake to be too categorically bearish on Japan, as we believe Prime Minister Koizumi has the correct instincts, and he may well be successful in advancing his agenda. In the rest of the Pacific region, the Portfolio's exposure was increased, although we are still underweighted versus the index. Portfolio holdings are concentrated in Hong Kong and Australia, with a focus on resources. The export-reliant Pacific region should benefit strongly from a rebound in the global economy.

     Over the short term, international stock markets will likely be volatile, reflecting continued political and economic uncertainty. Our outlook is for a muted economic environment going into 2002, but we expect conditions to improve around the world as the year progresses. Working in the global economy's favor is the fact that a year of declining interest rates has created a great deal of liquidity. Also significant is the drop in oil prices, which will put more money into the hands of consumers, as well as support corporate profits. We expect that the UK will continue to outperform the rest of Europe for the near future. Economic conditions in Europe should start to improve several months after a US recovery. The Portfolio may seek to increase its presence in Asia via Taiwan, South Korea, Singapore, or Hong Kong, as these markets' exports will be helped by a global recovery.


---------------
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results. See footnotes on P-10.


                                    -P-8-

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
ANNUAL PERFORMANCE OVERVIEW (unaudited) (continued)
--------------------------------------------------------------------------------

SELIGMAN LARGE-CAP GROWTH PORTFOLIO

     In 2001, the US economy slowed significantly, unemployment increased, and corporate profits fell sharply. In this environment, the stock market posted its second straight year of losses.

   [GRAPH OMITTED]

             Seligman Large-Cap  Russell 1000    Lipper Large-Cap
              Growth Portfolio   Growth Index  Growth Funds Average
             ------------------  ------------  --------------------
1-May-1999                10000         10000                 10000
31-May-1999                9730          9608                  9689
30-Jun-1999               10420         10281                 10374
31-Jul-1999               10120          9954                 10066
31-Aug-1999               10270         10117                 10063
30-Sep-1999               10080          9904                  9969
31-Oct-1999               10470         10652                 10666
30-Nov-1999               10990         11227                 11238
31-Dec-1999               12160         12395                 12563
31-Jan-2000               11650         11813                 12083
29-Feb-2000               12320         12391                 12901
31-Mar-2000               12850         13278                 13613
30-Apr-2000               12480         12646                 12840
31-May-2000               12100         12009                 12107
30-Jun-2000               13340         12919                 12978
31-Jul-2000               12900         12380                 12732
31-Aug-2000               14260         13501                 13828
30-Sep-2000               13410         12224                 12893
31-Oct-2000               12390         11645                 12287
30-Nov-2000               10530          9929                 10713
31-Dec-2000               10210          9615                 10712
31-Jan-2001               11050         10280                 11025
28-Feb-2001                9290          8534                  9447
31-Mar-2001                8400          7606                  8533
30-Apr-2001                9570          8568                  9400
31-May-2001                9340          8442                  9322
30-Jun-2001                9110          8246                  9047
31-Jul-2001                8730          8040                  8748
31-Aug-2001                7960          7382                  8044
30-Sep-2001                7060          6645                  7244
31-Oct-2001                7450          6994                  7530
30-Nov-2001                8380          7666                  8228
31-Dec-2001                8335          7652                  8255

     Seligman Large-Cap Growth Portfolio's largest industry weightings were technologyrelated, and these stocks performed poorly. For most of 2001, the Portfolio emphasized technology companies whose customers are individual consumers, not corporations. For most of the year, these types of companies held up relatively well against the general and sharp downturn within the technology sector, but they still detracted from overall performance. Cyclical stocks provided the greatest positive contribution to performance. Going forward, we plan to continue our emphasis on technology, but will focus on those areas that are likely to benefit from improving business spending.

     We are confident that the US economy will recover in 2002. We believe this recovery will be led by businesses, not by consumers. Companies will be seeking to rebuild inventories that had been reduced. This will mean increased capital investment. Businesses should also benefit from the cost-cutting measures they have taken during the recession.We believe this will be an industrial, bottom-up led recovery.

SELIGMAN LARGE-CAP VALUE PORTFOLIO

     Negative economic news abounded during 2001-retail sales and producer prices dropped, corporate profits were weak, and unemployment reached 5.8% in December. Still, consumer spending remained generally strong during the year. Additionally, there was much positive stimulus (11 interest rate cuts by the Federal Reserve Board, lower energy prices, a federal tax cut, and increased federal spending) shaping the economic environment. The constructive influences on the economy seemed to bear fruit, as evidenced by a fourth-quarter stock market rally and by reports of an improvement in the manufacturing sector and modest GDP growth during the last three months of 2001.

     Value stocks tended to perform better than growth-oriented stocks in 2001. During an economic slowdown, investors often focus on strong current earnings, rather than prospects for future growth. Despite strong performance from our computer hardware holdings, Seligman Large-Cap Value Portfolio's overall performance was hurt by exposure to companies negatively impacted by the post-September 11 dropoff in commercial aviation orders.

     In 2001, the Portfolio's largest weightings were in banks, diversified financials, and insurance. During the bear market, financial stocks outperformed other areas, and we think this is indicative of the group's fundamental strength. We believe that large, diversified banking companies and savings and loans will benefit from the monetary stimulus enacted during 2001. Historically, an environment of moderate growth has been beneficial to financial stocks. They have also performed well as the economy emerges from a recession.

   [GRAPH OMITTED]

                Large-Cap     Russell 1000   Lipper Large Cap
Date         Value Portfolio  Value Index   Value Funds Average  S&P 500
-----------  ---------------  ------------  -------------------  -------
1-May-1998             10000         10000                10000    10000
30-Jun-1998             9920          9858                 9909    10126
30-Sep-1998             8050          8716                 8682     9119
31-Dec-1998             9974         10164                10113    11061
31-Mar-1999            10046         10310                10261    11611
30-Jun-1999            11089         11472                11248    12430
30-Sep-1999             9427         10348                10190    11653
31-Dec-1999             9698         10911                10876    13387
31-Mar-2000             9311         10963                10882    13695
30-Jun-2000             9176         10449                10609    13330
30-Sep-2000            10670         11271                11113    13201
31-Dec-2000            12204         11677                11428    12169
31-Mar-2001            11740         10993                10745    10726
30-Jun-2001            11940         11530                11194    11354
30-Sep-2001            10414         10267                 9810     9689
31-Dec-2001            11194         11024                10677    10725

     The Portfolio continued to maintain a sizable position in the health care sector. While many large pharmaceutical companies may experience difficulties as they


---------------
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results. See footnotes on P-10.


                                    -P-9-

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
ANNUAL PERFORMANCE OVERVIEW (unaudited) (continued)
--------------------------------------------------------------------------------

SELIGMAN LARGE-CAP VALUE PORTFOLIO (continued)

come under pressure from generic drug makers, the Portfolio's focus has been on well-diversified medical product manufacturers and suppliers. Historically, health care has been less affected by the business cycle than other sectors, as it tends to offer stable earnings. We believe those companies with established, strong-selling products and services will continue to do well.

     We expect earnings growth to be the catalyst for higher stock prices in 2002. We think earnings should continue to benefit from the expanding use of technology in business and from rising productivity. We also think the economic recovery will be led by renewed strength in cyclicals, as companies seek to rebuild inventories.While economic growth will probably not be as robust as in the late 1990s, value stocks have the potential to excel in a moderate growth environment. As the economy recovers, we look forward to a stronger year for the Portfolio.

SELIGMAN SMALL-CAP VALUE PORTFOLIO

     During a year in which all major equity indices delivered negative performance, Seligman Small-Cap Value Portfolio posted a strong total return. As we have noted before, small-cap stocks tend to outperform the overall market when the Federal Reserve Board is lowering interest rates, and when the economy is emerging from a downturn. Indeed, the Fed cut interest rates on eleven occasions during 2001, for a total of 475 basis points. While the economy is still weak, we believe the Portfolio's holdings benefited from the fact that investors tried to focus on the prospect of improved economic conditions. Their attention naturally turned to the superior earnings growth that characterized small companies.

   [GRAPH OMITTED]

Date         Small Cap Value Portfolio  Russell 2000 Value Index  Lipper S-Cap Value Funds Average
1-May-1998                       10000                     10000                             10000
30-Jun-1998                       9150                      9539                              9414
30-Sep-1998                       6420                      7834                              7509
31-Dec-1998                       8300                      8546                              8444
31-Mar-1999                       8856                      7718                              7654
30-Jun-1999                      11910                      8995                              9094
30-Sep-1999                      10548                      8292                              8446
31-Dec-1999                      11226                      8419                              8880
31-Mar-2000                      11935                      8741                              9296
30-Jun-2000                      12018                      8910                              9439
30-Sep-2000                      13449                      9564                             10118
31-Dec-2000                      14931                     10339                             10652
31-Mar-2001                      14804                     10439                             10763
30-Jun-2001                      16709                     11654                             12184
30-Sep-2001                      15015                     10100                             10554
31-Dec-2001                      18443                     11788                             12397

     The Portfolio's robust performance is attributable to several factors. The Portfolio benefited from several of its companies being taken over, including holdings in the electric utilities, basic materials, and capital goods sectors. These takeovers positively impacted the companies' stock prices, and the Portfolio was able to take profits. At the same time, 2001 continued to be a difficult year for most technology stocks, and the Portfolio's lack of emphasis in this area helped performance throughout the year. The Portfolio also benefited from a major run-up of insurance stocks in the fall, and was able to take profits here as well.

After the September 11 terrorist attacks, the Portfolio added a well-run airline company whose price had been beaten down substantially. Also during the fall, the Portfolio took advantage of price weakness to purchase high-quality semiconductor and software and services stocks. During the year, the Portfolio also purchased stocks in the areas of health care equipment and supplies and machinery.

     Looking ahead to 2002, we believe it will be a year of recovery for stocks in general, as well as for the economy. Most companies are focused on improving their reported earnings, and we believe the market will respond favorably to signs of improved corporate profits. Small-cap stocks should continue to fare well, as investors' risk tolerance increases and valuations remain attractive. The Portfolio is positioned for the resumption of economic growth, with an emphasis on chemical and paper companies. We believe these types of companies will benefit most from a strengthening economic picture. The Portfolio has not made any major changes to investment strategy. After two years of strong total returns, we look forward to continued positive performance in 2002.


---------------
     The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

+ Performance data quoted represent past performance and assume all distributions are reinvested in additional shares. For certain Portfolios, the Manager is voluntarily reimbursing a portion of the Portfolio's expenses, and such reimbursement can be discontinued at any time at the Manager's discretion. Absent such reimbursement, returns would have been lower.

++ An investment in the Portfolio is subject to specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions.


                                    -P-10-

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
PORTFOLIO OVERVIEW (unaudited)
--------------------------------------------------------------------------------

LARGEST PORTFOLIO CHANGES+
During the Six Months Ended December 31, 2001

SELIGMAN BOND PORTFOLIO

TEN LARGEST PURCHASES                         TEN LARGEST SALES
---------------------                         -----------------
FNMA 5 1/4%, 6/15/2006                        US Treasury Bonds 8 3/4%, 5/15/2020**
US Treasury Notes 4 5/8%, 5/15/2006*          FHLMC 5 1/4%, 12/20/2004**
FHLMC 6 3/4%, 3/15/2031*                      FNMA 6 1/2%, 4/29/2009**
US Treasury Notes 5%, 8/15/2011*              Heller Financial 8%, 6/15/2005**
FNMA 6%, 12/15/2005*                          FHLMC 5%, 5/15/2004**
US Treasury Bonds 6 1/4%, 8/15/2023           General Motors Acceptance 6 3/4%, 1/15/2006**
FNMA 5 1/4%, 1/15/2009*                       KeySpan 7 1/4%, 11/15/2005**
Mercantile Bancorp 7.30%, 6/15/2007*          US Airways 7.076%, 9/20/2022**
General Motors Acceptance 6 7/8%, 9/15/2011*  Northwest Airlines 7.041%, 4/1/2022**
US Treasury Notes 3%, 11/30/2003*             Lyondell Chemical 9 5/8%, 5/1/2007**

-------------------------------------------------------------------------------------------

SELIGMAN CAPITAL PORTFOLIO

TEN LARGEST PURCHASES                         TEN LARGEST SALES
---------------------                         -----------------
Elan (ADRs)*                                  Microchip Technology**
York International*                           Smithfield Foods
Mercury Interactive*                          Adelphia Communications (Class A)**
Nabors Industries*                            TriQuint Semiconductor**
JDS Uniphase*                                 Jones Apparel Group**
CNET Networks*                                Alpha Industries**
Laboratory Corp. of America Holdings*         Semtech**
Intersil (Class A)*                           Andrx Group
CIENA*                                        Carnival (Class A)**
Georgia Gulf*                                 Thermo Electron**

-------------------------------------------------------------------------------------------

SELIGMAN COMMON STOCK PORTFOLIO

TEN LARGEST PURCHASES                         TEN LARGEST SALES
---------------------                         -----------------
Philip Morris*                                Pitney Bowes**
News Corp. (ADRs)*                            St. Jude Medical
Sears, Roebuck*                               Electronic Data Systems**
Air Products and Chemicals*                   Adelphia Communications (Class A)**
Weyerhaeuser*                                 Verizon Communications
BP (ADRs)*                                    American Home Products**
Sprint PCS Group*                             Cisco Systems**
Jabil Circuit                                 International Business Machines
Bowater*                                      American International Group
AMR*                                          Schlumberger**


---------------
See footnotes on P-18.


                                    -P-11-

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
PORTFOLIO OVERVIEW (unaudited)(continued)
--------------------------------------------------------------------------------

LARGEST PORTFOLIO CHANGES+
During the Six Months Ended December 31, 2001

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO
TEN LARGEST PURCHASES               TEN LARGEST SALES
----------------------------------  --------------------------------------------
Amdocs                              Microchip Technology**
Electronic Data Systems*            Integrated Device Technology**
Comcast (Class A)*                  Symantec
Check Point Software Technologies*  Analog Devices**
Convergys                           Lattice Semiconductor
THQ*                                Sanmina-SCI
Comverse Technology*                Polycom**
Peregrine Systems                   Novellus Systems**
Clear Channel Communications        Advanced Micro Devices
Mercury Interactive*                Autodesk

--------------------------------------------------------------------------------
SELIGMAN FRONTIER PORTFOLIO

TEN LARGEST PURCHASES               TEN LARGEST SALES
----------------------------------  --------------------------------------------
Chesapeake Energy*                  Orion Power Holdings**
Pioneer Natural Resources*          Caremark Rx**
XTO Energy                          Cytyc**
Spinnaker Exploration               Western Wireless (Class A)
LifePoint Hospitals*                Metris Companies
Patterson-UTI Energy*               Cooper Cameron**
Manor Care                          Advent Software
Schein (Henry)*                     AirGate PCS
Smith International*                Copart
Apria Healthcare Group*             Price Communications**

--------------------------------------------------------------------------------
SELIGMAN GLOBAL GROWTH PORTFOLIO

TEN LARGEST PURCHASES               TEN LARGEST SALES
----------------------------------  --------------------------------------------
Honeywell International*            Comcast (Class A)**
CIENA*                              Coca-Cola**
Microsoft*                          AOL Time Warner
Vivendi Universal*                  Orange**
Hilton Hotels*                      Canon**
Vodafone Group*                     Philip Morris
International Business Machines*    Mediolanum**
Swiss Re*                           Starwood Hotels & Resorts Worldwide
Lilly (Eli)*                        Symbol Technologies**
Man Group*                          Jones Apparel Group**


---------------
See footnotes on P-18.


                                    -P-12-

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DIVERSIFICATION OF NET ASSETS***
DECEMBER 31, 2001

SELIGMAN GLOBAL GROWTH PORTFOLIO
                                                                        PERCENT OF
                                                                        NET ASSETS
                                                                       DECEMBER 31,
                                                                      --------------
                                      ISSUES     COST       VALUE      2001    2000
                                      ------  ----------  ----------  ------  ------
COMMON STOCKS
Automobiles and Components . . . . .       4  $  174,574  $  171,200    3.7%    1.9%
Banks. . . . . . . . . . . . . . . .       8     379,452     389,262    8.4     4.0
Capital Goods. . . . . . . . . . . .       3     254,310     295,898    6.4     6.2
Chemicals .. . . . . . . . . . . . .       -           -           -      -     1.7
Commercial Services and Supplies . .       3      81,786      67,476    1.5       -
Communications Equipment . . . . . .       5     303,908     277,207    5.9     7.5
Computer and Peripherals . . . . . .       1      49,959      60,480    1.3       -
Consumer Durables and Apparel. . . .       1      71,977      95,608    2.0     3.2
Consumer Staples . . . . . . . . . .       9     339,654     358,631    7.7    10.6
Diversified Financials . . . . . . .       7     333,618     290,407    6.2     4.5
Electronic Equipment and Instruments       4      75,578      60,278    1.3     4.3
Energy . . . . . . . . . . . . . . .       1      24,271      29,691    0.6     1.4
Health Care .. . . . . . . . . . . .      14     766,768     856,552   18.4    14.6
Hotels, Restaurants and Leisure. . .       2      69,413      65,448    1.4       -
Insurance. . . . . . . . . . . . . .       4     219,659     189,986    4.1     5.8
Leisure Equipment and Products . . .       1      32,669      35,035    0.7       -
Media. . . . . . . . . . . . . . . .       4     195,887     176,507    3.8     4.5
Metals and Mining. . . . . . . . . .       4     114,323     116,865    2.5       -
Paper and Forest Products. . . . . .       1      49,351      53,053    1.1       -
Retailing. . . . . . . . . . . . . .       2     131,063     133,077    2.9     0.7
Semiconductors . . . . . . . . . . .       4     259,198     246,652    5.3     2.3
Software and Services. . . . . . . .       7     260,903     253,772    5.4     3.1
Telecommunication Services . . . . .       5     156,833     142,734    3.1    11.6
Textiles and Apparel . . . . . . . .       1      28,200      32,544    0.7     1.1
Transportation . . . . . . . . . . .       1      34,853      30,972    0.7     1.8
Utilities. . . . . . . . . . . . . .       2      75,823      72,613    1.5     2.4
                                      ------  ----------  ----------  ------  ------
                                          98   4,484,030      72,613   96.6    93.2
Other Assets Less Liabilities. . . .       -     157,020     157,020    3.4     6.8
                                      ------  ----------  ----------  ------  ------
NET ASSETS . . . . . . . . . . . . .      98  $4,641,050  $4,658,968  100.0%  100.0%
                                      ======  ==========  ==========  ======  ======

--------------------------------------------------------------------------------

LARGEST PORTFOLIO CHANGES+
DURING THE SIX MONTHS ENDED DECEMBER 31, 2001

SELIGMAN GLOBAL
SMALLER COMPANIES PORTFOLIO

TEN LARGEST PURCHASES                           TEN LARGEST SALES
----------------------------------------------  --------------------------------
Chesapeake Energy*                              Orion Power Holdings**
Pioneer Natural Resources*                      Xansa
Campari Group*                                  Caremark Rx**
XTO Energy                                      Interserve
New Skies Satellites*                           PizzaExpress
Spinnaker Exploration                           Clinton Cards**
Actividades de Construccion y Servicios "ACS"*  Cytyc**
LifePoint Hospitals*                            Western Wireless (Class A)
International Game Technology*                  Parity**
Omega Pharma*                                   Bergen Brunswig (Class A)**


---------------
See footnotes on page P-18.


                                    -P-13-

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
PORTFOLIO OVERVIEW (unaudited) (continued)
--------------------------------------------------------------------------------

DIVERSIFICATION OF NET ASSETS***
DECEMBER 31, 2001

SELIGMAN GLOBAL
SMALLER COMPANIES PORTFOLIO

                                                                          PERCENT OF
                                                                          NET ASSETS
                                                                         DECEMBER 31,
                                                                        --------------
                                      ISSUES     COST         VALUE      2001    2000
                                      ------  -----------  -----------  ------  ------
COMMON STOCKS
Automobiles and Components . . . . .       1  $    29,036  $    61,064    0.6%    2.0%
Capital Goods. . . . . . . . . . . .      16      738,756      633,624    6.3     7.6
Chemicals. . . . . . . . . . . . . .       2      150,302      105,554    1.1     1.2
Commercial Services and Supplies . .      24    1,304,745    1,350,133   13.5     9.7
Communications Equipment . . . . . .       5      110,774       90,907    0.9     3.2
Consumer Durables and Apparel. . . .       7      330,355      380,221    3.8     2.5
Consumer Staples . . . . . . . . . .      13      489,400      462,821    4.6     2.1
Containers and Packaging . . . . . .       1       44,987       31,257    0.3     0.6
Diversified. . . . . . . . . . . . .       1       76,199       85,736    0.9       -
Electronic Equipment and Instruments      11      384,851      286,047    2.9     2.5
Energy . . . . . . . . . . . . . . .       9      695,126      765,025    7.6     3.1
Financials . . . . . . . . . . . . .      19      522,733      653,790    6.5     9.0
Health Care Equipment and Supplies .      10      253,533      285,152    2.8       -
Health Care Providers and Services .      14    1,052,884    1,045,024   10.4     8.9
Hotels, Restaurants and Leisure. . .      14      534,851      594,231    5.9     4.7
Media. . . . . . . . . . . . . . . .       6      333,884      280,410    2.8     3.7
Metals and Mining. . . . . . . . . .       2       22,293       22,941    0.2     0.3
Pharmaceuticals and Biotechnology. .      23      593,431      649,445    6.5     5.8
Real Estate .. . . . . . . . . . . .       1       28,421       49,733    0.5       -
Retailing. . . . . . . . . . . . . .      16      553,401      487,072    4.9     3.1
Semiconductor Equipment and Products      11      345,988      272,948    2.7     0.1
Software and Services. . . . . . . .      11      367,152      370,879    3.7    11.7
Telecommunication Services . . . . .       6      508,815      388,811    3.9     7.4
Transportation . . . . . . . . . . .       6      239,811      293,210    2.9     2.4
Utilities. . . . . . . . . . . . . .       1       14,974       15,235    0.2     0.4
                                      ------  -----------  -----------  ------  ------
                                         230    9,726,702    9,661,270   96.4    92.0
Other Assets Less Liabilities. . . .       -      356,166      356,166    3.6     8.0
                                      ------  -----------  -----------  ------  ------
NET ASSETS . . . . . . . . . . . . .     230  $10,082,868  $10,017,436  100.0%  100.0%
                                      ======  ===========  ===========  ======  ======


---------------
See footnotes on page P-18.


                                    -P-14-

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

LARGEST PORTFOLIO CHANGES-
DURING THE SIX MONTHS ENDED DECEMBER 31, 2001

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO

TEN LARGEST PURCHASES               TEN LARGEST SALES
----------------------------------  --------------------------------------------
Microsoft*                          Microchip Technology**
Amdocs                              Polycom**
Synopsys                            Korea Telecom (ADRs)**
Check Point Software Technologies*  Asustek Computer**
LG TeleCom*                         Novellus Systems**
Toshiba*                            Altran Technologies**
Sabre Holdings (Class A)*           Integrated Device Technology**
Samsung SDI*                        HOYA**
Pace Micro Technology*              Murata Manufacturing**
UTStarcom*                          TietoEnator**

--------------------------------------------------------------------------------

DIVERSIFICATION OF NET ASSETS***
DECEMBER 31, 2001

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO
                                                                          PERCENT OF
                                                                          NET ASSETS
                                                                         DECEMBER 31,
                                                                        --------------
                                      ISSUES     COST         VALUE      2001    2000
                                      ------  -----------  -----------  ------  ------
COMMON STOCKS
Application Software . . . . . . . .       6  $ 2,572,305  $ 2,457,349   11.3%    8.8%
Capital Goods. . . . . . . . . . . .       2      313,050      279,808    1.3     8.3
Commercial Services and Supplies . .       -            -            -      -     1.8
Communications Equipment . . . . . .       7    1,538,281    1,535,907    7.1     2.8
Computers and Peripherals. . . . . .       4    1,501,201    1,349,044    6.2     4.6
Consumer Durables and Apparel. . . .       -            -            -      -     1.3
Electronic Equipment and Instruments      17    4,527,699    4,172,038   19.2    14.8
Health Care. . . . . . . . . . . . .       -            -            -      -     1.9
Internet Software and Services.. . .       1      314,712      327,139    1.5     2.3
IT Consulting and Services . . . . .      10    3,152,169    3,350,099   15.4    16.4
Semiconductor Equipment. . . . . . .       7    2,221,248    1,711,052    7.9    10.6
Semiconductors . . . . . . . . . . .       9    1,178,358    1,294,205    5.9     7.1
Systems Software . . . . . . . . . .       2    1,453,579    1,520,798    7.0       -
Telecommunication Services . . . . .       3      504,263      547,728    2.5     4.3
                                      ------  -----------  -----------  ------  ------
                                          68   19,276,865   18,545,167   85.3    85.0
Other Assets Less Liabilities              -    3,206,920    3,206,920   14.7    15.0
                                      ------  -----------  -----------  ------  ------
NET ASSETS . . . . . . . . . . . . .      68  $22,483,785  $21,752,087  100.0%  100.0%
                                      ======  ===========  ===========  ======  ======



---------------
See footnotes on page P-18.


                                    -P-15-

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
PORTFOLIO OVERVIEW (unaudited) (continued)
--------------------------------------------------------------------------------

LARGEST PORTFOLIO CHANGES-
DURING THE SIX MONTHS ENDED DECEMBER 31, 2001

SELIGMAN HIGH-YIELD BOND PORTFOLIO

TEN LARGEST PURCHASES                           TEN LARGEST SALES
----------------------------------------------  ----------------------------------------------------
Park Place Entertainment 93/8%, 2/15/2007*      Price Communications Wireless 113/4%, 7/15/2007**
Chesapeake Energy 83/8%, 11/1/2008*             Trump Hotels & Resorts Funding 151/2%, 6/15/2005**
Echostar 91/8%, 1/15/2009*                      Ameristar Casinos 103/4%, 2/15/2009**
Mandalay Resort Group 93/8%, 2/15/2010*         Powertel 111/8%, 6/1/2007
American Tower 93/8%, 2/1/2009*                 Centennial Cellular 103/4%, 12/15/2008
Station Casinos 97/8%, 7/1/2010                 Liberty Group Operting 93/8%, 2/1/2008**
Host Marriot 91/2%, 1/15/2007*                  Affinity Group Holding 11%, 4/1/2007
Spanish Broadcasting System 95/8%, 11/1/2009*   Liberty Group Publishing 0% (11 5/8%), 2/15/2009**
Host Marriot 83/8%, 2/15/2006*                  Iron Age 97/8%, 5/1/2008**
Crown Castle International 1%, 11/15/2007*      Northland Cable Television 101/4%, 11/15/2007**

----------------------------------------------------------------------------------------------------

SELIGMAN INCOME PORTFOLIO

TEN LARGEST PURCHASES                           TEN LARGEST SALES
----------------------------------------------  ----------------------------------------------------
General Electric                                Pitney Bowes**
Viacom (Class A)                                US Treasury Notes 6 1/2%, 10/15/2006**
Principal Financial Group (The)*                Adelphia Communications (Class A)**
Clear Channel Communications                    Electronic Data Systems**
Xilinx                                          American Home Products**
Pfizer                                          St. Jude Medical
Fannie Mae*                                     Cisco Systems**
Kraft Foods (Class A)                           State Street Bank & Trust 7.65%, 6/15/2010**
Masco                                           FHLMC 6 7/8%, 9/15/2010**
Johnson & Johnson                               Verizon Communications

----------------------------------------------------------------------------------------------------

SELIGMAN INTERNATIONAL GROWTH PORTFOLIO

TEN LARGEST PURCHASES                           TEN LARGEST SALES
----------------------------------------------  ----------------------------------------------------
Vivendi Universal*                              Orange**
Vodafone Group*                                 Mediolanum**
Elan (ADRs)*                                    ING Groep**
Swiss Re*                                       Empresa Brasileira de Aeronautica "Embraer" (ADRs)**
Bank of Ireland*                                Porsche (non-Voting)**
Man Group*                                      Novartis
Westpac Banking*                                WPP Group**
Allianz*                                        Sony**
Nokia                                           Centrica
Toyota Motor*                                   Scottish Power**


---------------
See footnotes on page P-18.


                                    -P-16-

                            SELIGMAN PORTFOLIOS, INC.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DIVERSIFICATION OF NET ASSETS***
DECEMBER 31, 2001

SELIGMAN INTERNATIONAL GROWTH PORTFOLIO
                                                                      PERCENT OF
                                                                      NET ASSETS
                                                                      DECEMBER 31,
                                                                      --------------
                                      ISSUES     COST       VALUE      2001    2000
                                      ------  ----------  ----------  ------  ------
COMMON STOCKS
Automobiles and Components . . . . .       4  $  275,805  $  272,335    5.7%    3.8%
Banks. . . . . . . . . . . . . . . .       9     586,942     614,146   12.8     7.0
Capital Goods. . . . . . . . . . . .       1      96,000      87,140    1.8     8.4
Chemicals. . . . . . . . . . . . . .       -           -           -      -     3.1
Commercial Services and Supplies . .       3     126,960     105,107    2.2     0.5
Communications Equipment . . . . . .       3     136,878     167,799    3.5     0.9
Consumer Durables and Apparel. . . .       -           -           -      -     4.6
Consumer Staples . . . . . . . . . .       8     460,541     474,790    9.9     7.6
Diversified Financials . . . . . . .       7     384,368     302,963    6.3     5.2
Electronic Equipment and Instruments       4     132,330     107,408    2.3     2.9
Energy . . . . . . . . . . . . . . .       4     364,383     334,937    7.0     6.1
Health Care .. . . . . . . . . . . .       9     597,831     579,834   12.1    12.0
Hotels, Restaurants and Leisure. . .       -           -           -      -     1.1
Insurance. . . . . . . . . . . . . .       4     366,169     327,727    6.8     7.6
Leisure Equipment and Products . . .       1      49,004      52,553    1.1       -
Media. . . . . . . . . . . . . . . .       3     208,315     208,245    4.3     3.0
Metals and Mining. . . . . . . . . .       4     175,393     178,729    3.7     0.9
Paper and Forest Products. . . . . .       1      77,111      82,895    1.7     1.1
Retailing. . . . . . . . . . . . . .       1      58,765      56,645    1.2     1.2
Semiconductors . . . . . . . . . . .       2      63,682      63,039    1.3       -
Software and Services. . . . . . . .       4     190,689     168,038    3.5     2.5
Telecommunication Services . . . . .       5     297,585     252,564    5.3    11.3
Textiles and Apparel . . . . . . . .       1      45,826      52,884    1.1     2.4
Transportation . . . . . . . . . . .       1      51,615      45,858    1.0     1.9
Utilities. . . . . . . . . . . . . .       3     179,612     167,099    3.5     3.1
                                          82   4,925,804   4,702,735   98.1    98.2
Other Assets Less Liabilities. . . .       -      90,353      90,353    1.9     1.8
                                      ------  ----------  ----------  ------  ------
NET ASSETS                                82  $5,016,157  $4,793,088  100.0%  100.0%
                                      ======  ==========  ==========  ======  ======



---------------
See footnotes on page P-18.


                                    -P-17-

                            SELIGMAN PORTFOLIOS, INC.

--------------------------------------------------------------------------------
PORTFOLIO OVERVIEW (unaudited) (continued)
--------------------------------------------------------------------------------

LARGEST PORTFOLIO CHANGES
DURING THE SIX MONTHS ENDED DECEMBER 31, 2001

SELIGMAN LARGE-CAP GROWTH PORTFOLIO

TEN LARGEST PURCHASES                    TEN LARGEST SALES
---------------------------------------  ---------------------------------------
Honeywell International*                 Microchip Technology**
Tyco International                       Comcast (Class A)**
Dow Chemical*                            Maxim Integrated Products**
Lilly (Eli)                              Analog Devices**
Computer Associates International*       Philip Morris
Elan (ADRs)*                             Verizon Communications**
Delta Air Lines*                         GAP**
AES                                      Merck**
Hilton Hotels*                           American Home Products**
Clear Channel Communications*            AOL Time Warner

--------------------------------------------------------------------------------

SELIGMAN LARGE-CAP VALUE PORTFOLIO

TEN LARGEST PURCHASES                    TEN LARGEST SALES
---------------------------------------  ---------------------------------------
Transocean Sedco Forex*                  Safeway**
El Paso                                  Qwest Communications International**
Dynegy*                                  Humana**
Bank of New York                         Edison International**
Boeing                                   Kimberly-Clark
Goodrich (B.F.)                          ChevronTexaco
Radio Shack                              St. Paul Companies
Ford Motor                               JPMorgan Chase Bank
Fannie Mae                               Medtronic
FleetBoston Financial                    Philip Morris

--------------------------------------------------------------------------------

SELIGMAN SMALL-CAP VALUE PORTFOLIO

LARGEST PURCHASES                        LARGEST SALES
---------------------------------------  ---------------------------------------
Edwards Lifesciences*                    Sensormatic Electronics**
Agere Systems (Class A)*                 Dal-Tile International**
Allmerica Financial*                     Jack in the Box**
Stewart & Stevenson Services             Orion Power Holdings**
Sierra Pacific Resources*                Cutter & Buck**
Abercrombie & Fitch (Class A)            Lamson & Sessions**
Mutual Risk Management
Westvaco*
PMI Group (The)
Korn/Ferry International


---------------
+ Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.
*    Position  added  during  the  period.
**   Position  eliminated  during  the  period.
*** "Diversification of Net Assets" is included for the Seligman International Portfolios because their portfolio holdings are listed by country rather than by industry in the "Portfolios of Investments."


                                    -P-18-

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS                                       DECEMBER 31,2001
--------------------------------------------------------------------------------

SELIGMAN BOND PORTFOLIO

                                      PRINCIPAL
                                        AMOUNT      VALUE
                                      ----------  ----------
US GOVERNMENT AND
GOVERNMENT AGENCY
SECURITIES - 53.5%
US GOVERNMENT
SECURITIES - 20.2%
US Treasury Bonds:
  71/4%, 8/15/2022 . . . . . . . . .  $  200,000  $  235,438
  61/4%, 8/15/2023 . . . . . . . . .     475,000     502,981
  61/4%, 5/15/2030 . . . . . . . . .      70,000      75,849
US Treasury Notes:
  3%, 11/30/2003 . . . . . . . . . .      90,000      90,091
  71/4%, 5/15/2004 . . . . . . . . .     100,000     108,734
  45/8%, 5/15/2006 . . . . . . . . .     265,000     268,778
  6%, 8/15/2009. . . . . . . . . . .      20,000      21,327
  5%, 8/15/2011. . . . . . . . . . .     130,000     129,716
                                                  ----------

Total US Government Securities
  (Cost $1,421,869)                                1,432,914
                                                  ----------

AGENCY SECURITIES - 18.3%
FHLMC:
  51/2%, 7/15/2006 . . . . . . . . .      75,000      77,154

  6.22%, 3/18/2008 . . . . . . . . .      75,000      77,805
  65/8%, 9/15/2009 . . . . . . . . .      70,000      74,634
  57/8%, 3/21/2011 . . . . . . . . .      80,000      79,630
  63/4%, 3/15/2031 . . . . . . . . .     125,000     133,336

FNMA:
  61/2%, 8/15/2004 . . . . . . . . .     100,000     107,048

  6%, 12/15/2005 . . . . . . . . . .     125,000     131,594
  51/4%, 6/15/2006 . . . . . . . . .     430,000     438,168
  43/4%, 1/2/2007. . . . . . . . . .      80,000      79,551
  51/4%, 1/15/2009 . . . . . . . . .     100,000      99,141
                                                  ----------

Total Agency
  Securities (Cost $1,298,704).                    1,298,061
                                                  ----------


                                      PRINCIPAL
                                        AMOUNT      VALUE
                                      ----------  ----------
MORTGAGE-BACKED
SECURITIES- - 15.0%
FHLMC GOLD:
  6%, 11/1/2010. . . . . . . . . . .      51,431      52,355
  71/2%, 10/1/2017 . . . . . . . . .      47,415      49,426
  8%, 12/1/2023. . . . . . . . . . .      29,004      30,869

MORTGAGE-BACKED
SECURITIES- (continued)
FNMA:
  81/2%, 10/1/2015 . . . . . . . . .  $   61,793  $   65,478
  6%, 5/1/2016 . . . . . . . . . . .      71,135      71,379
  61/2%, 5/1/2018. . . . . . . . . .      59,981      60,873
  7%, 10/1/2020. . . . . . . . . . .      37,193      38,131
  8%, 6/1/2028 . . . . . . . . . . .      32,140      34,042
  6%, 9/1/2028 . . . . . . . . . . .     100,803      99,311
  6%, 12/1/2028. . . . . . . . . . .     152,704     150,442
  7%, 12/1/2029. . . . . . . . . . .      44,604      45,540
GNMA:
  61/2%, 12/15/2028. . . . . . . . .     221,666     223,012
  6%, 12/20/2028 . . . . . . . . . .     150,015     146,748
                                                  ----------

Total Mortgage-Backed Securities
  (Cost $1,053,006)                                1,067,606
                                                  ----------
TOTAL US GOVERNMENT AND
GOVERNMENT AGENCY SECURITIES
  (Cost $3,773,579)                                3,798,581
                                                  ----------
CORPORATE BONDS - 30.5%

Abbott Laboratories 5 1/8%,
  7/1/2006 . . . . . . . . . . . . .      60,000      61,703
American General 7 1/2%,
  8/11/2010. . . . . . . . . . . . .      75,000      82,422

Ashland 6.86%, 5/1/2009. . . . . .        40,000      40,016
Associates Corp. of North America

  6.95%, 11/1/2018 . . . . . . . . .      75,000      77,402
Bank of America 4 3/4%,
  10/15/2006 . . . . . . . . . . . .      85,000      83,310
Bank One Texas 6 1/4%,
  2/15/2008. . . . . . . . . . . . .      50,000      50,938
Bellsouth 5%, 10/15/2006 . . . . .        60,000      59,619
Capital One Bank 6 7/8%,
  2/1/2006 . . . . . . . . . . . . .      60,000      58,589
Cinergy 6 1/4%, 9/1/2004. . . . . .       50,000      50,344
Coastal 7 5/8%, 9/1/2008. . . . . .       60,000      61,594
CSC Holdings 7 1/4%,
  7/15/2008. . . . . . . . . . . . .     100,000      99,169
Emerson Electric 5 3/4%,
  11/1/2011. . . . . . . . . . . . .      60,000      58,247


---------------
+ Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.
See Notes to Financial Statements.


                                    -P-19-

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

SELIGMAN BOND PORTFOLIO (continued)

                                        PRINCIPAL
                                          AMOUNT      VALUE
                                        ----------  ----------
CORPORATE BONDS (continued)
FleetBoston Financial 4 7/8%,
  12/1/2006. . . . . . . . . . . . . .  $   75,000  $   73,390
Florida Power & Light 6%,
  6/1/2008 . . . . . . . . . . . . . .      30,000      30,247
Ford Motor 7.45%, 7/16/2031. . . . .        40,000      36,751
General Electric Capital 6 1/2%,
  12/10/2007 . . . . . . . . . . . . .      75,000      79,784
General Motors Acceptance 6 7/8%,

  9/15/2011. . . . . . . . . . . . . .     100,000      98,127

GTE California 6.70%, 9/1/2009              60,000      61,861
GTE North 5.65%, 11/15/2008 .               75,000      73,689

Household Finance 6 1/2%,

  11/15/2008 . . . . . . . . . . . . .     100,000      99,985

International Lease Finance 5 1/2%,

  6/7/2004 . . . . . . . . . . . . . .      80,000      81,637

Kohl's 7 1/4%, 6/1/2029  . . . . . . .      50,000      52,840
Mercantile Bancorp 7.30%,
  6/15/2007. . . . . . . . . . . . . .      90,000      96,603
Morgan Stanley Group 6 3/4%,
  4/15/2011. . . . . . . . . . . . . .      75,000      76,862
National Rural Utilities 6%,
  5/15/2006. . . . . . . . . . . . . .     120,000     122,021
Ocean Energy 8 1/4%, 7/1/2018  . . . .      60,000      63,450
Pitney Bowes 5 3/4%, 8/15/2008 . . . .      50,000      49,845
PNC Funding 5 3/4%, 8/1/2006 . . . . .      75,000      76,158
Qwest Communications 7 1/2%,
  11/1/2008. . . . . . . . . . . . . .      75,000      75,936

Target 5.40%, 10/1/2008. . . . . . . .      50,000      49,448
WorldCom 7 3/4%, 4/1/2027. . . . . . .      80,000      82,882
                                                    ----------
TOTAL CORPORATE BONDS
  (Cost $2,164,969)                                  2,164,869
                                                    ----------


                                        PRINCIPAL
                                          AMOUNT      VALUE
                                        ----------  ----------
ASSET-BACKED
SECURITIES+ - 3.0%
Peco Energy Transition Trust
  6.05%, 3/1/2009. . . . . . . . . . .  $  100,000  $  103,661
PP&L Transition 6.83%,
  3/25/2007. . . . . . . . . . . . . .      75,000      79,756
United Air Lines 7.032%,
  10/1/2010. . . . . . . . . . . . . .      35,999      34,252
                                                    ----------
TOTAL ASSET-BACKED SECURITIES
  (Cost $210,889)                                      217,669
                                                    ----------
FOREIGN GOVERNMENT
SECURITIES - 1.1%
  (Cost $84,843)
Quebec Province Canada 7 1/2%
  9/15/2029. . . . . . . . . . . . . .      70,000      78,323
                                                    ----------
REPURCHASE
AGREEMENT - 10.9%
  (Cost $775,000)
State Street Bank & Trust, 1.60%,
  dated 12/31/2001, maturing
  1/2/2002, collateralized by:
  $810,000 US Treasury Bills,
  6/20/2002, with a fair market
  value of $803,115. . . . . . . . . .     775,000     775,000
                                                    ----------
TOTAL INVESTMENTS - 99.0%
  (Cost $7,009,280)                                  7,034,442

OTHER ASSETS
  LESS LIABILITIES - 1.0%                               68,138
                                                    ----------
NET ASSETS - 100.0%                                 $7,102,580
                                                    ==========


---------------
+ Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.
See Notes to Financial Statements.

                                    -P-20-

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

SELIGMAN CAPITAL PORTFOLIO

                                SHARES    VALUE
                                ------  ----------
COMMON STOCKS - 98.7%
AUTOMOBILES AND
COMPONENTS - 2.9%
Gentex*. . . . . . . . . . . .  14,800  $  395,826
Harley-Davidson. . . . . . . .   7,900     429,049
                                        ----------
                                           824,875
                                        ----------
CAPITAL GOODS - 7.6%
AstroPower*. . . . . . . . . .   7,200     291,024
Mettler-Toledo International*
  (Switzerland). . . . . . . .  19,900   1,031,815
SPX. . . . . . . . . . . . . .   1,400     191,660
York International . . . . . .  16,600     632,958
                                        ----------
                                         2,147,457
                                        ----------

CHEMICALS - 3.4%
Georgia Gulf . . . . . . . . .  26,600     492,100
Millipore. . . . . . . . . . .   7,600     461,320
                                        ----------
                                           953,420
                                        ----------
COMMERCIAL SERVICES
AND SUPPLIES - 2.5%
Robert Half International* . .  14,000     373,800
ServiceMaster. . . . . . . . .  12,000     165,600
Steiner Leisure* . . . . . . .   7,300     154,870
                                        ----------
                                           694,270
                                        ----------

COMMUNICATIONS
EQUIPMENT - 7.5%
CIENA* . . . . . . . . . . . .  29,600     423,724
Juniper Networks*. . . . . . .   7,300     138,408
NetScreen Technologies . . . .     300       6,638
Research In Motion* (Canada) .  25,800     612,105
RF Micro Devices*. . . . . . .  24,200     465,124
Scientific-Atlanta . . . . . .  19,800     474,012
                                        ----------
                                         2,120,011
                                        ----------
COMPUTERS AND
PERIPHERALS - 1.9%
Network Appliance* . . . . . .  24,800     542,500
                                        ----------


                                SHARES    VALUE
                                ------  ----------
CONSUMER DURABLES AND
APPAREL - 4.3%
Coach* . . . . . . . . . . . .  11,100  $  432,678
Mattel . . . . . . . . . . . .  30,200     519,440
Mohawk Industries* . . . . . .   4,600     252,448
                                        ----------
                                         1,204,566
                                        ----------
CONSUMER STAPLES - 2.5%
Pepsi Bottling Group . . . . .  12,500     293,750
Smithfield Foods*. . . . . . .  18,100     398,924
                                        ----------
                                           692,674
                                        ----------

ELECTRONIC EQUIPMENT
AND INSTRUMENTS - 6.9%
Diebold. . . . . . . . . . . .  11,000     444,840
JDS Uniphase*. . . . . . . . .  67,400     584,695
Symbol Technologies. . . . . .  30,400     482,752
Waters*. . . . . . . . . . . .  11,400     441,750
                                        ----------
                                         1,954,037
                                        ----------
ENERGY - 2.2%
Nabors Industries* . . . . . .  17,700     607,641

FINANCIALS - 3.2%
AFLAC. . . . . . . . . . . . .  22,900     562,424
ChoicePoint* . . . . . . . . .   6,400     324,416
                                        ----------
                                           886,840
                                        ----------

HEALTH CARE - 7.2%
Andrx Group* . . . . . . . . .   4,100     288,763
DJ Orthopedics*. . . . . . . .  23,900     317,870
Laboratory Corp. of
  America Holdings*. . . . . .   7,500     606,375
Quest Diagnostics* . . . . . .   6,600     473,286
Quintiles Transnational* . . .  21,900     351,385
                                        ----------
                                         2,037,679
                                        ----------
HOTELS, RESTAURANTS
AND LEISURE - 2.0%
P.F. Chang's China Bistro* . .   5,600     264,852
Starwood Hotels &
  Resorts Worldwide. . . . . .  10,300     307,455
                                        ----------
                                           572,307
                                        ----------

---------------
*    Non-income producing security.
See Notes to Financial Statements.

                                    -P-21-

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

SELIGMAN CAPITAL PORTFOLIO (continued)

                                SHARES     VALUE
                                ------  -----------
MEDIA - 2.1%
Lamar Advertising* . . . . . .   3,700  $   156,473
TMP Worldwide* . . . . . . . .  10,200      437,631
                                        -----------
                                            594,104
                                        -----------
PHARMACEUTICALS AND
BIOTECHNOLOGY - 10.4%
Elan (ADRs)* (Ireland) . . . .  18,000      811,080
First Horizon Pharmaceutical*.   3,800      111,663
Gilead Sciences* . . . . . . .   4,000      262,900
ICN Pharmaceuticals. . . . . .   7,600      254,600
InterMune* . . . . . . . . . .   3,400      167,467
Invitrogen*. . . . . . . . . .   4,600      284,901
IVAX*. . . . . . . . . . . . .  13,000      261,820
MedImmune*.. . . . . . . . . .  13,500      625,455
NPS Pharmaceuticals* . . . . .   3,700      141,765
                                        -----------
                                          2,921,651
                                        -----------
RETAILING - 7.4%
Bed Bath & Beyond* . . . . . .   8,100      274,549
Chico's FAS* . . . . . . . . .   6,300      250,110
Foot Locker* . . . . . . . . .  28,300      442,895

Staples* . . . . . . . . . . .  39,500      738,848
Williams-Sonoma* . . . . . . .   8,700      373,230
                                        -----------
                                          2,079,632
                                        -----------
SEMICONDUCTOR EQUIPMENT
AND PRODUCTS - 6.4%
Broadcom (Class A)*. . . . . .   6,000      245,250
Intersil (Class A)*. . . . . .  14,900      482,313
Micrel*. . . . . . . . . . . .  21,000      550,935
QLogic . . . . . . . . . . . .  11,800      525,159
                                        -----------
                                          1,803,657
                                        -----------


                                SHARES     VALUE
                                ------  -----------
SOFTWARE AND
SERVICES - 14.8%
Alloy* . . . . . . . . . . . .   5,100   $  109,828
CNET Networks* . . . . . . . .  71,600      641,178
Computer Associates
  International. . . . . . . .  15,800      544,942
Internet Security Systems* . .  17,300      554,984
Mercury Interactive* . . . . .  20,800      706,888
Openwave Systems*. . . . . . .  27,207      266,492
Siebel Systems*. . . . . . . .  16,500      461,835
VeriSign*. . . . . . . . . . .   8,500      323,553
VERITAS Software*. . . . . . .  12,200      546,987
                                        -----------
                                          4,156,687
                                        -----------
TRANSPORTATION - 3.5%
Expeditors International
  of Washington. . . . . . . .   5,300      301,862
C.H. Robinson Worldwide. . . .   8,300      240,243
SkyWest. . . . . . . . . . . .  17,500      446,163
                                        -----------
                                            988,268
                                        -----------
TOTAL INVESTMENTS - 98.7%
(Cost $25,332,373)                       27,782,276

OTHER ASSETS
LESS LIABILITIES - 1.3%                     359,517
                                        -----------
NET ASSETS - 100.0%                     $28,141,793
                                        ===========

---------------
*    Non-income producing security.
See Notes to Financial Statements.


                                    -P-22-

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

SELIGMAN CASH MANAGEMENT PORTFOLIO

                                ANNUALIZED
                                 YIELD ON
                                 PURCHASE    PRINCIPAL
                                   DATE        AMOUNT       VALUE
                               ------------  ----------  ------------
COMMERCIAL
PAPER - 22.1%
AIG Funding, 1/9/2002.                1.98%  $  700,000  $   699,697
American Express Credit,
  1/22/2002. . . . . . . . . .        2.05      700,000      699,175
General Electric Capital,
  1/11/2002. . . . . . . . . .        2.07      700,000      699,603
Wells Fargo Financial,
  2/19/2002. . . . . . . . . .        1.83      600,000      598,530
                                                         ------------
TOTAL COMMERCIAL PAPER
  (Cost $2,697,005)                                        2,697,005
                                                         ------------
US GOVERNMENT
AND GOVERNMENT AGENCY
SECURITIES - 49.1%
US GOVERNMENT
SECURITIES - 8.2%
  (Cost $997,947)
US Treasury Bills,
  2/14/2002. . . . . . . . . .        1.70    1,000,000      997,947
                                                         ------------
US GOVERNMENT
AGENCY
SECURITIES - 40.9%
Federal Agricultural
  Mortgage, 1/7/2002 .                2.23    1,000,000      999,633

Federal Farm Credit

  Bank,1/3/2002. . . . . . . .        1.79    1,000,000      999,902
Federal Home Loan
  Bank,1/18/2002 . . . . . . .        1.97    1,000,000      999,084
Federal Home Loan
  Mortgage,1/2/2002 .. . . . .        2.04    1,000,000      999,944
Federal National
  Mortgage Association,
  2/7/2002 . . . . . . . . . .        1.72    1,000,000      998,253
                                                         ------------
Total US Government
Agency Securities
  (Cost $4,996,816)                                        4,996,816
                                                         ------------


                                ANNUALIZED
                                 YIELD ON
                                 PURCHASE    PRINCIPAL
                                   DATE        AMOUNT       VALUE
                               ------------  ----------  ------------
TOTAL US GOVERNMENT
 AND GOVERNMENT
  AGENCY SECURITIES
  (Cost $5,994,763)                                      $ 5,994,763
                                                         ------------

REPURCHASE
AGREEMENT - 24.3%
  (Cost $2,970,000)
State Street Bank & Trust,
  1.60%, dated 12/31/2001,
  maturing 1/2/2002,
  collateralized by:
  $3,090,000 US
  Treasury Bills,
  6/20/2002, with
  a fair market value of
  $3,063,735 . . . . . . . . .        1.62%  $2,970,000    2,970,000
                                                         ------------
FIXED TIME
DEPOSIT - 4.9%
  (Cost $600,000)
BNP Paribas, Grand
  Cayman, 1/2/2002 . . . . . .        1.96      600,000      600,000
                                                         ------------

TOTAL INVESTMENTS - 100.4%
  (Cost $12,261,768)                                      12,261,768
OTHER ASSETS
  LESS LIABILITIES - (0.4)%                                  (50,606)
                                                         ------------
NET ASSETS - 100.0% .                                    $12,211,162
                                                         ============

---------------
See Notes to Financial Statements.


                                    -P-23-

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

SELIGMAN COMMON STOCK PORTFOLIO

                                   SHARES    VALUE
                                   ------  ----------
COMMON STOCKS - 98.4%
CAPITAL GOODS - 7.2%
General Electric. . . . . . . . .  21,250  $  851,700
Masco . . . . . . . . . . . . . .   5,990     146,755
United Technologies . . . . . . .  10,970     708,991
                                           ----------
                                            1,707,446
                                           ----------
CHEMICALS - 1.7%
Air Products and Chemicals. . . .   8,740     409,993
                                           ----------
COMMUNICATIONS
EQUIPMENT - 1.3%
QUALCOMM* . . . . . . . . . . . .   6,280     316,983
                                           ----------
COMPUTERS AND
PERIPHERALS - 3.1%
Compaq Computer . . . . . . . . .  15,980     155,965
EMC*. . . . . . . . . . . . . . .  11,710     157,382
International Business Machines     3,590     434,246
                                           ----------
                                              747,593
                                           ----------
CONSUMER STAPLES - 5.6%
Coca-Cola . . . . . . . . . . . .   4,820     227,263
Kraft Foods (Class A)*. . . . . .  10,190     346,766
PepsiCo . . . . . . . . . . . . .   5,550     270,229
Philip Morris . . . . . . . . . .  10,420     477,757
                                           ----------
                                            1,322,015
                                           ----------
ELECTRONIC EQUIPMENT
AND INSTRUMENTS - 1.0%
Jabil Circuit* .. . . . . . . . .   9,990     226,973
                                           ----------
ENERGY - 6.9%
Baker Hughes. . . . . . . . . . .   4,360     159,009
BP (ADRs) (United Kingdom). . . .   6,100     283,711
ChevronTexaco . . . . . . . . . .   1,680     150,545
Exxon Mobil . . . . . . . . . . .  20,070     788,751
Royal Dutch Petroleum
(NY Shares) (Netherlands) . . . .   5,230     256,375
                                           ----------
                                            1,638,391
                                           ----------


                                   SHARES    VALUE
                                   ------  ----------
FINANCIALS - 16.9%
American International Group. . .   7,820     620,908
Bank of America . . . . . . . . .   3,080     193,886
Bank of New York. . . . . . . . .  11,200     456,960
Chubb . . . . . . . . . . . . . .   7,430     512,670
Citigroup . . . . . . . . . . . .  13,690     691,071
Fannie Mae. . . . . . . . . . . .   9,720     772,740
Merrill Lynch . . . . . . . . . .   4,600     239,752

FINANCIALS (continued)
Principal Financial Group (The)*    3,510  $   84,240
XL Capital (Class A) (Bermuda)      4,930     450,405
                                           ----------
                                            4,022,632
                                           ----------
HEALTH CARE - 13.9%
Abbott Laboratories . . . . . . .   7,400     412,550
Baxter International. . . . . . .  13,260     711,134
Bristol-Myers Squibb. . . . . . .   4,580     233,580
Genentech*. . . . . . . . . . . .   2,840     154,070
Johnson & Johnson . . . . . . . .   7,520     444,432
Pfizer. . . . . . . . . . . . . .  15,510     618,073
St. Jude Medical. . . . . . . . .   9,220     715,933
                                           ----------
                                            3,289,772
                                           ----------
HOTELS, RESTAURANTS
AND LEISURE- 0.9%
Starwood Hotels & Resorts
  Worldwide . . . . . . . . . . .   7,220     215,517
                                           ----------
MEDIA - 6.7%
AOL Time Warner*. . . . . . . . .   8,820     283,122
Clear Channel Communications*       3,000     152,730
Comcast (Class A)*. . . . . . . .  10,120     364,371
Interpublic Group of
  Companies (The) . . . . . . . .   4,650     137,361
News Corp. (ADRs) (Australia) . .  15,260     485,421
Viacom (Class B)* . . . . . . . .   3,970     175,276
                                           ----------
                                            1,598,281
                                           ----------
PAPER AND FOREST
PRODUCTS - 2.7%
Bowater . . . . . . . . . . . . .   5,320     253,764
Weyerhaeuser. . . . . . . . . . .   7,210     389,917
                                           ----------
                                              643,681
                                           ----------
RETAILING - 9.0%
Costco Wholesale* . . . . . . . .   6,850     304,072
Home Depot (The). . . . . . . . .   5,680     289,737
Limited (The) . . . . . . . . . .  15,800     232,576
May Department Stores . . . . . .   7,440     275,131
Sears, Roebuck. . . . . . . . . .   9,740     464,014
Wal-Mart Stores . . . . . . . . .   9,990     574,925
                                           ----------
                                            2,140,455
                                           ----------
SEMICONDUCTOR EQUIPMENT
AND PRODUCTS - 7.8%
Agere Systems (Class A)*. . . . .  47,300     269,137
Analog Devices* . . . . . . . . .   8,240     365,774
Intel . . . . . . . . . . . . . .  16,830     529,219
Micron Technology . . . . . . . .   4,780     148,180

---------------
*    Non-income producing security.
See Notes to Financial Statements.


                                    -P-24-

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

SELIGMAN COMMON STOCK PORTFOLIO (continued)

                              SHARES     VALUE
                              ------  -----------
SEMICONDUCTOR EQUIPMENT
AND PRODUCTS (continued)
Novellus Systems*. . . . . .   5,590  $   220,665
Xilinx*. . . . . . . . . . .   8,160      318,566
                                      -----------
                                        1,851,541
                                      -----------
SOFTWARE AND SERVICES - 5.7%
Citrix Systems*. . . . . . .   6,220      140,976
Microsoft* . . . . . . . . .  14,060      931,545
Oracle*. . . . . . . . . . .  10,600      146,439
VERITAS Software*. . . . . .   3,010      134,953
                                      -----------
                                        1,353,913
                                      -----------
TELECOMMUNICATION
SERVICES - 5.6%
AT&T . . . . . . . . . . . .  10,970      198,996
SBC Communications . . . . .  12,598      493,464
Sprint FON Group . . . . . .   7,480      150,198



                              SHARES     VALUE
                              ------  -----------
TELECOMMUNICATION
SERVICES (continued)
Sprint PCS Group*. . . . . .  10,620  $   259,234
Verizon Communications . . .   4,772      226,479
                                      -----------
                                        1,328,371
                                      -----------
TRANSPORTATION - 1.2%
AMR. . . . . . . . . . . . .  12,330      273,356
                                      -----------
UTILITIES - 1.2%
El Paso. . . . . . . . . . .   6,574      293,266
                                      -----------
TOTAL INVESTMENTS - 98.4%
  (Cost $21,495,335)                   23,380,179

OTHER ASSETS LESS
  LIABILITIES - 1.6%                      375,687
                                      -----------
NET ASSETS - 100.0%                   $23,755,866
                                      ===========

--------------------------------------------------------------------------------

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO

                             SHARES      VALUE
                             -------  -----------
COMMON STOCKS - 88.9%
APPLICATION
SOFTWARE - 13.0%
Autodesk. . . . . . . . . .   72,500  $ 2,701,350
Avant!* . . . . . . . . . .   40,900      838,246
Cadence Design Systems* . .  122,400    2,683,008
J.D. Edwards* . . . . . . .   40,900      674,646
Mercury Interactive*. . . .   36,700    1,247,249
MSC.Software* . . . . . . .   10,800      168,480
Parametric Technology*. . .   61,600      481,404
Peregrine Systems*. . . . .  102,600    1,521,045
Rational Software*. . . . .   20,500      399,853
Symantec* . . . . . . . . .   86,000    5,705,670
Verisity* . . . . . . . . .   24,100      459,707
                                      -----------
                                       16,880,658
                                      -----------
COMMERCIAL SERVICES
AND SUPPLIES - 1.8%
Career Education* . . . . .   30,800    1,056,132
Corinthian Colleges*. . . .   30,500    1,247,298
                                      -----------
                                        2,303,430
                                      -----------
COMMUNICATIONS
EQUIPMENT - 2.1%
Cisco Systems*. . . . . . .   67,600    1,224,574
Comverse Technology . . . .   61,600    1,377,068
Scientific-Atlanta. . . . .    5,900      141,246
                                      -----------
                                        2,742,888
                                      -----------


                             SHARES      VALUE
                             -------  -----------
COMPUTERS AND
PERIPHERALS - 9.4%
American Power Conversion*.  107,400  $ 1,555,689
Avocent*. . . . . . . . . .   62,700    1,522,043
Electronics For Imaging*. .  110,200    2,467,378
Lexmark International
(Class A)*. . . . . . . . .  112,600    6,643,400
                                      -----------
                                       12,188,510
                                      -----------

ELECTRONIC EQUIPMENT
AND INSTRUMENTS - 11.1%.
Amphenol (Class A)* . . . .   29,700    1,427,085
Arrow Electronics*. . . . .   46,900    1,402,310
Orbotech* (Israel). . . . .   64,400    1,990,926
Sanmina-SCI* .. . . . . . .  130,600    2,598,287
Synopsys* . . . . . . . . .  105,600    6,238,320
Veeco Instruments*. . . . .   20,300      731,916
                                      -----------
                                       14,388,844
                                      -----------
INTERNET SOFTWARE
AND SERVICES - 2.1%
Check Point Software
Technologies* (Israel). . .   66,800    2,664,986
                                      -----------

---------------
*    Non-income producing security.
See Notes to Financial Statements.


                                    -P-25-

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (continued)

                                       SHARES            VALUE
                                 ------------------  -------------
IT CONSULTING AND
SERVICES - 19.6%
Accenture (Class A) . . . . . .              58,200  $  1,566,744
Amdocs* . . . . . . . . . . . .             122,900     4,174,913
Computer Sciences . . . . . . .              20,400       999,192
Convergys*. . . . . . . . . . .              82,400     3,089,176
CSG Systems International*. . .             102,300     4,138,546
Electronic Data Systems . . . .              46,100     3,160,155
KPMG Consulting*. . . . . . . .              41,200       684,950
Sabre Holdings (Class A)* . . .              56,400     2,388,540
SunGard Data Systems* . . . . .             183,700     5,314,441
                                                     -------------
                                                       25,516,657
                                                     -------------
LEISURE EQUIPMENT
AND PRODUCTS - 1.2%
THQ*. . . . . . . . . . . . . .              30,800     1,491,490
                                                     -------------
MEDIA - 8.3%
Charter Communications
  (Class A)*. . . . . . . . . .              41,600       683,696
Clear Channel
  Communications* . . . . . . .              71,700     3,650,247
Comcast (Class A)*. . . . . . .              71,800     2,585,159
Echostar Communications
  (Class A)*. . . . . . . . . .              71,600     1,966,494
Lamar Advertising (Class A)*. .              45,000     1,903,050
                                                     -------------
                                                       10,788,646
                                                     -------------
SEMICONDUCTOR EQUIPMENT
AND PRODUCTS - 5.1%
Amkor Technology* . . . . . . .             208,100     3,319,195
ASE Test* (Taiwan). . . . . . .              31,300       433,818
ASM International*
  Netherlands) . . . . . . . . .             20,900       407,655
Credence Systems* . . . . . . .              30,600       568,395
Electro Scientific Industries*.              43,100     1,296,448
FEI*. . . . . . . . . . . . . .              20,600       649,003
                                                     -------------
                                                        6,674,514
                                                     -------------
SEMICONDUCTORS - 4.6%
Advanced Micro Devices* . . . .              49,900       791,414
Fairchild Semiconductor
  International (Class A)*. . .              72,500     2,044,500
Integrated Circuit Systems* . .              35,500       802,123
Lattice Semiconductor*. . . . .              71,900     1,478,623
Marvell Technology Group* . . .               6,000       214,950
Microtune*. . . . . . . . . . .              16,700       391,698
United Microelectronics
  (ADRs)* (Taiwan). . . . . . .              28,400       272,640
                                                     -------------
                                                        5,995,948
                                                     -------------

                                     SHARES OR
                                     PRINCIPAL
                                       AMOUNT            VALUE
                                 ------------------  -------------
SYSTEMS SOFTWARE - 8.4%
BMC Software* . . . . . . . . .         21,200 shs.  $    347,044
Citrix Systems* . . . . . . . .              30,600       693,549
Computer Associates
  International . . . . . . . . .           116,300     4,011,187
Microsoft* .. . . . . . . . . .              89,000     5,896,695
                                                     -------------
                                                       10,948,475
                                                     -------------
TELECOMMUNICATION
SERVICES - 2.2%
Crown Castle International. . .              61,900       661,092
SBC Communications. . . . . . .              12,500       489,625
Sprint PCS Group. . . . . . . .              44,700     1,091,127
Verizon Communications. . . . .              14,300       678,678
                                                     -------------
                                                        2,920,522
                                                     -------------
TOTAL COMMON STOCKS
  (Cost $112,794,554)                                 115,505,568
                                                     -------------
CONVERTIBLE PREFERRED
STOCK - 0.1%
  (Cost $100,940)
MEDIA - 0.1%
Equity Securities
  Trust 61/2% . . . . . . . . . .             2,800       124,600
                                                     -------------
REPURCHASE
AGREEMENT - 11.1%
  (Cost $14,500,000)
State Street Bank &
  Trust, 1.60%,dated
  12/31/2001, maturing
  1/2/2002, collateralized
  by: $15,065,000 US
  Treasury Bills, 6/20/2002,
  with a fair market
  value of $14,936,948. . . . . .  $     14,500,000    14,500,000
                                                     -------------
TOTAL INVESTMENTS - 100.1%
  (Cost $127,395,494)                                 130,130,168
OTHER ASSETS
  LESS LIABILITIES - (0.1)%                              (169,771)
                                                     -------------
NET ASSETS - 100.0%                                  $129,960,397
                                                     =============

---------------
*    Non-income producing security.
See Notes to Financial Statements.


                                    -P-26-

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

SELIGMAN FRONTIER PORTFOLIO

                                  SHARES    VALUE
                                  ------  ----------
COMMON STOCKS - 97.4%

CAPITAL GOODS - 1.7%
Aeroflex*. . . . . . . . . . . .   5,500  $  104,142
DRS Technologies*. . . . . . . .   2,300      81,995
EDO. . . . . . . . . . . . . . .   1,600      42,320
                                          ----------
                                             228,457
                                          ----------
CHEMICALS - 1.2%
OM Group . . . . . . . . . . . .   2,400     158,856
                                          ----------
COMMERCIAL SERVICES
AND SUPPLIES - 15.4%
4 Kids Entertainment*. . . . . .   2,700      54,081
Acxiom*. . . . . . . . . . . . .   5,400      94,257
Advent Software* . . . . . . . .   1,100      54,950
Career Education*. . . . . . . .   9,400     322,326
Corinthian Colleges* . . . . . .   4,600     188,117
Corporate Executive Board
  (The)* . . . . . . . . . . . .   2,800     102,816
CoStar Group*. . . . . . . . . .   4,060      97,602
DeVry* . . . . . . . . . . . . .   1,600      45,520
Education Management*. . . . . .   1,200      43,506
Forrester Research*. . . . . . .   1,255      25,251
InterCept Group (The)* . . . . .   2,000      81,940
Iron Mountain* . . . . . . . . .   6,200     271,560
Resources Connection . . . . . .   1,300      34,223
SmartForce (ADRs)* (Ireland) . .   2,800      69,426
Waste Connections* . . . . . . .  15,150     469,423
Watson Wyatt*. . . . . . . . . .   3,300      71,940
                                          ----------
                                           2,026,938
                                          ----------
COMMUNICATIONS
EQUIPMENT - 1.4%
Avocent* . . . . . . . . . . . .   3,100      75,253
Extreme Networks*. . . . . . . .   4,600      59,363
Foundry Networks*. . . . . . . .   3,300      26,977
Powerwave Technologies*. . . . .   1,500      25,928
                                          ----------
                                             187,521
                                          ----------
CONSUMER DURABLES
AND APPAREL - 5.1%
Activision*. . . . . . . . . . .  10,450     272,118
International Game Technology .    2,600     177,580
THQ* . . . . . . . . . . . . . .   4,550     220,334
                                          ----------
                                             670,032
                                          ----------


                                  SHARES    VALUE
                                  ------  ----------
CONSUMER STAPLES - 2.6%
Duane Reade* . . . . . . . . . .   5,100  $  154,785
Oakley*. . . . . . . . . . . . .  11,200     182,112
                                          ----------
                                             336,897
                                          ----------
ELECTRONIC EQUIPMENT
AND INSTRUMENTS - 2.3%
Amerigon (Class A)*. . . . . . .  25,518      28,197
Kopin* . . . . . . . . . . . . .   6,200      86,893
NYFIX* . . . . . . . . . . . . .   5,737     114,826
Pemstar* . . . . . . . . . . . .   6,400      76,000
                                          ----------
                                             305,916
                                          ----------
ENERGY - 11.2%
Chesapeake Energy* . . . . . . .  33,400     220,774
National-Oilwell*. . . . . . . .   4,400      90,684
Patterson-UTI Energy*. . . . . .   6,800     158,304
Pioneer Natural Resources* . . .  12,800     246,528
Smith International* . . . . . .   2,900     155,498
Spinnaker Exploration* . . . . .   5,550     228,438
XTO Energy . . . . . . . . . . .  21,000     367,500
                                          ----------
                                           1,467,726
                                          ----------
FINANCIALS - 7.7%
Affiliated Managers Group* . . .   1,100      77,528
American Capital Strategies. . .   6,700     190,012
Commerce Bancorp . . . . . . . .   1,000      39,340
Copart*. . . . . . . . . . . . .   5,200     189,150
Gallagher (Arthur J.). . . . . .   4,900     169,001
Gladstone Capital. . . . . . . .   5,900     110,182
LaBranche* . . . . . . . . . . .     800      27,568
Metris Companies . . . . . . . .   6,750     173,543
UCBH Holdings. . . . . . . . . .   1,400      39,718
                                          ----------
                                           1,016,042
                                          ----------
HEALTH CARE EQUIPMENT
AND SUPPLIES - 1.0%
ArQule*. . . . . . . . . . . . .   3,000      51,015
DJ Orthopedics*. . . . . . . . .   5,400      71,820
Novoste* . . . . . . . . . . . .   1,200      10,482
                                          ----------
                                             133,317
                                          ----------
HEALTH CARE PROVIDERS
AND SERVICES - 14.9%
Alliance Imaging*. . . . . . . .   9,500     115,900
Apria Healthcare Group*. . . . .   5,400     134,946
Community Health Systems*. . . .   9,400     239,700

---------------
*    Non-income producing security.
See Notes to Financial Statements.

                                    -P-27-

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

SELIGMAN FRONTIER PORTFOLIO (continued)

                                   SHARES    VALUE
                                   ------  ---------
HEALTH CARE PROVIDERS
AND SERVICES (continued)
Health Net* . . . . . . . . . . .   5,400    117,612
LifePoint Hospitals*. . . . . . .   4,800    163,416
Manor Care* . . . . . . . . . . .   6,700    158,857
Priority Healthcare (Class B)*. .   3,700    130,221
Province Healthcare*. . . . . . .   7,000    216,860
Schein (Henry)* . . . . . . . . .   3,600    133,308
Trigon Healthcare*. . . . . . . .   2,500    173,625
United Surgical Partners
  International*. . . . . . . . .   3,600     76,122
Universal Health Services
  (Class B)*. . . . . . . . . . .   7,100    303,738
                                           ---------
                                           1,964,305
                                           ---------
HOTELS, RESTAURANTS
AND LEISURE - 3.0%
Ameristar Casinos*. . . . . . . .   2,200     55,121
Brinker International*. . . . . .   5,550    165,168
Mandalay Resort Group*. . . . . .   1,600     34,240
Station Casinos*. . . . . . . . .  12,000    134,280
                                           ---------
                                             388,809
                                           ---------
MEDIA - 1.3%
Cox Radio (Class A)*. . . . . . .   6,800    173,264
                                           ---------


                                   SHARES    VALUE
                                   ------  ---------
PHARMACEUTICALS
AND BIOTECHNOLOGY - 9.8%
Alexion Pharmaceuticals*. . . . .   3,300     80,652
Cell Genesys* . . . . . . . . . .   2,700     62,613
Charles River Laboratories
  International*. . . . . . . . .   1,700     56,916
CuraGen*. . . . . . . . . . . . .   2,000     44,460
Emisphere Technologies* . . . . .   2,600     82,875
Endo Pharmaceuticals
  Holdings* . . . . . . . . . . .   8,100     94,487
Genomic Solutions*. . . . . . . .  10,800     25,974
ILEX Oncology*. . . . . . . . . .   1,000     27,035
InterMune*. . . . . . . . . . . .   2,800    137,914
Isis Pharmaceuticals* . . . . . .   1,000     22,195
Lexicon Genetics* . . . . . . . .   1,600     18,584
Medarex*. . . . . . . . . . . . .   2,900     52,070
Medicis Pharmaceutical
  (Class A)*. . . . . . . . . . .   2,200    142,098
Noven Pharmaceuticals*. . . . . .   1,300     23,107
PRAECIS Pharmaceuticals*. . . . .   8,300     48,638
SangStat Medical* . . . . . . . .   3,700     73,093
Serologicals*.. . . . . . . . . .   2,100     45,045
SICOR . . . . . . . . . . . . . .   3,300     52,008
Transkaryotic Therapies*. . . . .   2,800  $ 119,686
Tularik*. . . . . . . . . . . . .   2,200     52,778
Vical*. . . . . . . . . . . . . .   2,700     33,116
                                           ---------
                                           1,295,344
                                           ---------
RETAILING - 4.1%
Electronics Boutique Holdings* .    1,100     43,863
Fisher Scientific International*.   4,600    134,320
Foot Locker* .. . . . . . . . . .   9,400    147,110
Hughes Supply . . . . . . . . . .     900     27,783
MSC Industrial Direct
  (Class A) . . . . . . . . . . .   9,400    185,650
ScanSource*.. . . . . . . . . . .     100      4,762
                                           ---------
                                             543,488
                                           ---------
SEMICONDUCTOR EQUIPMENT
AND PRODUCTS - 3.9%
Amkor Technology* . . . . . . . .   7,200    114,840
ANADIGICS*. . . . . . . . . . . .   3,800     58,064
ATMI* . . . . . . . . . . . . . .   2,600     62,075
Cognex* . . . . . . . . . . . . .   2,600     66,612
Credence Systems* . . . . . . . .   4,000     74,300
Exar* . . . . . . . . . . . . . .   2,600     54,431
IXYS* . . . . . . . . . . . . . .     600      4,869
MKS Instruments*. . . . . . . . .   1,500     40,560
TriQuint Semiconductor* . . . . .   3,310     40,581
                                           ---------
                                             516,332
                                           ---------
SOFTWARE AND SERVICES - 2.8%
Actuate*. . . . . . . . . . . . .   7,100     37,595
Henry (Jack) & Associates . . . .   5,700    124,317
Informatica*. . . . . . . . . . .   1,300     18,856
NetIQ*. . . . . . . . . . . . . .   1,400     49,357
SonicWALL* .. . . . . . . . . . .   3,300     64,136
Stellent* . . . . . . . . . . . .   2,500     74,575
Tier Technologies*. . . . . . . .     200      4,301
                                           ---------
                                             373,137
                                           ---------
TELECOMMUNICATION
SERVICES - 4.5%
AirGate PCS*. . . . . . . . . . .   3,700    167,776
Rural Cellular (Class A)* . . . .   8,140    182,987
West* . . . . . . . . . . . . . .   4,100    102,582
Western Wireless (Class A)* . . .   4,700    132,799
                                           ---------
                                             586,144
                                           ---------

---------------
*    Non-income producing security.
See Notes to Financial Statements.


                                    -P-28-

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

SELIGMAN FRONTIER PORTFOLIO (continued)

                          SHARES   VALUE
                          ------  --------
TRANSPORTATION - 3.5%
Arkansas Best*             1,700  $ 49,002
Atlantic Coast Airlines
  Holdings* .. . . . . .   8,700   202,666
SkyWest                    8,200   209,059
                                  --------
                                   460,727
                                  --------

                              VALUE
                           -----------
TOTAL INVESTMENTS - 97.4%
       (Cost $11,934,179)  $12,833,252
OTHER ASSETS
  LESS LIABILITIES - 2.6%      340,568
                           -----------

NET ASSETS - 100.0%        $13,173,820
                           ===========

SELIGMAN GLOBAL GROWTH PORTFOLIO

                                      SHARES   VALUE
                                      ------  --------
COMMON STOCKS - 96.6%
AUSTRALIA - 1.3%
BHP Billiton (Metals and Mining)       4,000  $ 21,498
Westpac Banking (Banks). . . . . . .   5,000    40,321
                                              --------
                                                61,819
                                              --------
BELGIUM - 0.5%
Omega Pharma
  (Consumer Staples) . . . . . . . .     500    22,632
                                              --------
CANADA - 0.9%

Barrick Gold (Metals and Mining)       1,900    30,305
Weston (George)
  (Consumer Staples) . . . . . . . .     200    12,988
                                              --------
                                                43,293
                                              --------
FINLAND - 2.4%
Nokia (Communications
  Equipment) . . . . . . . . . . . .   2,200    56,713
UPM-Kymmene (Paper
  and Forest Products) . . . . . . .   1,600    53,053
                                              --------
                                               109,766
                                              --------


                                      SHARES   VALUE
                                      ------  --------
FRANCE - 8.2%
Aventis (Health Care). . . . . . . .     850    60,341
Carrefour* (Consumer Staples) . 800             41,588
Castorama Dubois
  Investissement (Retailing) . . . .     700    36,047
France Telecom (Telecommunication
  Services) .. . . . . . . . . . . .     800    31,992
FRANCE (continued)
Groupe Danone
  (Consumer Staples) . . . . . . . .     100  $ 12,195
LVMH M et Hennessy
  Louis Vuitton
  (Textiles and Apparel) . . . . . .     800    32,544
PSA Peugeot Citroen (Automobiles
  and Components). . . . . . . . . .     750    31,879
Sanofi-Synthelabo
  (Health Care). . . . . . . . . . .     940    70,119
Vivendi Universal (Media). . . . . .   1,200    64,548
                                              --------
                                               381,253
                                              --------
GERMANY - 5.0%
Allianz (Insurance). . . . . . . . .     250    59,195
Deutsche Bank* (Banks) . . . . . . .     850    60,076
Deutsche Telekom
  (Telecommunication Services)         1,300    22,334
E.ON (Utilities) . . . . . . . . . .   1,050    54,378
SAP (Software and Services). . . . .     300    39,069
                                              --------
                                               235,052
                                              --------
HONG KONG - 2.4%
Aluminum Corp. of China (ADRs)*
  (Metals and Mining). . . . . . . .   1,400    24,472
CNOOC (Energy) . . . . . . . . . . .  31,500    29,691
Hutchison Whampoa
  (Capital Goods). . . . . . . . . .   6,000    58,094
                                              --------
                                               112,257
                                              --------

---------------
*    Non-income producing security.
See Notes to Financial Statements.


                                    -P-29-

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

SELIGMAN GLOBAL GROWTH PORTFOLIO (continued)

                                          SHARES   VALUE
                                          ------  --------
IRELAND - 3.2%
Bank of Ireland (Banks). . . . . . . . .   6,048  $ 57,228
Elan (ADRs)* (Health Care) . . . . . . .   2,000    90,120
                                                  --------
                                                   147,348
                                                  --------
ISRAEL - 1.2%
Check Point Software Technologies*
  (Software and Services). . . . . . . .     700    27,923
RADVision*
  (Communications Equipment)               3,700    28,028
                                                  --------
                                                    55,951
                                                  --------
ITALY - 1.1%
Assicurazioni Generali
  (Insurance). . . . . . . . . . . . . .   1,900    52,768
                                                  --------


                                          SHARES   VALUE
                                          ------  --------
JAPAN - 10.1%
Benesse (Commercial Services
  and Supplies). . . . . . . . . . . . .   1,300    33,738
Bridgestone (Automobiles
  and Components). . . . . . . . . . . .   3,500    37,054
Chugai Pharmaceutical
  (Health Care). . . . . . . . . . . . .   1,000    11,595
Citizen Watch (Electronic
  Equipment and Instruments) .             3,000    14,953
Dai Nippon Printing (Commercial
  Services and Supplies) . . . . . . . .   2,000    19,998
Drake Beam Morin-Japan
  (Commercial Services
and Supplies). . . . . . . . . . . . . .     200    13,739
Honda Motor (Automobiles
  and Components). . . . . . . . . . . .   1,800    71,857
Keyence (Electronic
  Equipment and Instruments) . . . . . .     100    16,632
NEC (Electronic Equipment
  and Instruments) . . . . . . . . . . .   1,400    14,287
Nintendo (Leisure
  Equipment and Products). . . . . . . .     200    35,035
Nippon System Development
  (Software and Services). . . . . . . .     400    15,938
Nomura Holdings
  (Diversified Financials) . . . . . . .   2,300    29,494
NTT DoCoMo (Telecommunication
  Services) .. . . . . . . . . . . . . .       2    23,510
Promise (Diversified Financials)             600    32,471
Takeda Chemical Industries
  (Health Care). . . . . . . . . . . . .     500    22,632
JAPAN (continued)
Takefuji (Diversified Financials)  . . .     200  $ 14,472
Toyota Motor (Automobiles
  and Components). . . . . . . . . . . .   1,200    30,410
Yahoo Japan*
  (Software and Services). . . . . . . .       1    31,143
                                                  --------
                                                   468,958
                                                  --------
NETHERLANDS - 3.1%
Aegon (Insurance). . . . . . . . . . . .   1,024    27,710
Elsevier (Media) . . . . . . . . . . . .   3,200    37,828
ING Groep
  (Diversified Financials) . . . . . . .     586    14,939
STMicroelectronics
  (Semiconductors) . . . . . . . . . . .     800    25,672
Unilever (Consumer Staples). . . . . . .     700    40,327
                                                  --------
                                                   146,476
                                                  --------
SINGAPORE - 0.3%
Venture Manufacturing (Electronic
  Equipment and Instruments) .             2,000    14,406
                                                  --------
SOUTH KOREA - 0.5%
Samsung Electronics
  (Semiconductors) . . . . . . . . . . .     100    21,322
                                                  --------
SPAIN - 3.2%
Banco Bilbao Vizcaya
  Argentaria (Banks) . . . . . . . . . .   3,350    41,450
Banco Popular
  Espanol (Banks). . . . . . . . . . . .   1,800    59,092
Sogecable* (Media) . . . . . . . . . . .   1,400    32,401
Telef nica* (Telecommunication
  Services) .. . . . . . . . . . . . . .   1,042    13,941
                                                  --------
                                                   146,884
                                                  --------
SWEDEN - 0.3%
L.M. Ericsson Tel.
  (Communications Equipment)               2,500    13,632
                                                  --------
SWITZERLAND - 4.1%
Credit Suisse Group (Banks). . . . . . .     900    38,395
Novartis (Health Care) . . . . . . . . .     800    28,923
Serono (Health Care) . . . . . . . . . .      40    34,924
Swiss Re (Insurance) . . . . . . . . . .     500    50,313
UBS (Diversified Financials) . . . . . .     750    37,871
                                                  --------
                                                   190,426
                                                  --------

---------------
*    Non-income producing security.
See Notes to Financial Statements.


                                    -P-30-

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

SELIGMAN GLOBAL GROWTH PORTFOLIO (continued)

                                        SHARES    VALUE
                                        ------  ----------
UNITED KINGDOM - 11.7%
AstraZeneca (ADRs)
  (Health Care). . . . . . . . . . . .     800  $   37,280
BAA (Transportation) . . . . . . . . .   3,870      30,972
Barclays Bank (Banks). . . . . . . . .   1,000      33,074
BHP Billiton (Metals and Mining)         8,000      40,590
British American Tobacco (ADRs)
  (Consumer Staples) . . . . . . . . .   2,200      37,400
Centrica (Utilities) . . . . . . . . .   5,650      18,235
Diageo (Consumer Staples). . . . . . .   6,525      74,465
GlaxoSmithKline (Health Care) . 2,479               62,096
Man Group (Diversified
  Financials). . . . . . . . . . . . .   2,600      45,056
Royal Bank of Scotland Group
  (Banks). . . . . . . . . . . . . . .   2,453      59,626
Tesco (Consumer Staples) . . . . . . .  15,865      57,431
Vodafone Group
  (Telecommunication Services)          19,500      50,957
                                                ----------
                                                   547,182
                                                ----------


                                        SHARES    VALUE
                                        ------  ----------
UNITED STATES - 37.1%
AOL Time Warner* (Media) . . . . . . .   1,300      41,730
Applera-Applied Biosystems
  Group (Health Care). . . . . . . . .   2,100      82,467
CIENA*
  (Communications Equipment) . . . . .   4,900      70,144
Cisco Systems*
  (Communications Equipment) . . . . .   6,000     108,690
Citigroup
  (Diversified Financials) . . . . . .   2,300     116,104
CNET Networks*
  (Software and Services). . . . . . .   2,100      18,806
Computer Associates International
  (Software and Services). . . . . . .   1,200      41,388
Foot Locker* (Retailing) . . . . . . .   6,200      97,030
UNITED STATES (continued)
Hilton Hotels (Hotels,
  Restaurants and Leisure) . . . . . .   4,900  $   53,508
Honeywell International
  (Capital Goods). . . . . . . . . . .   3,200     108,224
Intel (Semiconductors) . . . . . . . .   3,500     110,057
International Business Machines
  Computer and Peripherals) . . . . .      500      60,480
Lilly (Eli) (Health Care). . . . . . .     600      47,124
MedImmune* (Health Care) . . . . . . .   2,000      92,660
Medtronic (Health Care). . . . . . . .   2,200     112,662
Microsoft*
  (Software and Services). . . . . . .   1,200      79,506
NIKE (Class B) (Consumer
  Durables and Apparel). . . . . . . .   1,700      95,608
Pfizer (Health Care) . . . . . . . . .   2,600     103,610
Philip Morris
  (Consumer Staples) . . . . . . . . .   1,300      59,605
Starwood Hotels &
  Resorts Worldwide (Hotels,
  Restaurants and Leisure) . . . . . .     400      11,940
Texas Instruments
  (Semiconductors) . . . . . . . . . .   3,200      89,600
Tyco International

  (Capital Goods). . . . . . . . . . .   2,200     129,580
                                                ----------
                                                 1,730,523
                                                ----------
TOTAL INVESTMENTS - 96.6%
  (Cost $4,484,030). . . . . . . . . .           4,501,948
OTHER ASSETS
  LESS LIABILITIES - 3.4%  . . . . . .             157,020
                                                ----------
NET ASSETS - 100.0%  . . . . . . . . .          $4,658,968
                                                ==========

---------------
*    Non-income producing security.
See Notes to Financial Statements.


                                    -P-31-

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

SELIGMAN GLOBAL SMALLER COMPANIES PORTFOLIO

                                    SHARES   VALUE
                                    ------  --------
COMMON STOCKS - 96.4%
AUSTRALIA - 1.3%
Baycorp Advantage
  (Commercial Services
  and Supplies). . . . . . . . . .   4,600  $ 14,716
Billabong International
  (Retailing). . . . . . . . . . .   2,900    12,439
BRL Hardy (Consumer
  Staples) . . . . . . . . . . . .   2,726    15,418
Cochlear (Health Care
  Equipment and Supplies). . . . .     650    15,138
CSL (Pharmaceuticals
  and Biotechnology) . . . . . . .     750    19,766
Foodland Associated
  (Consumer Staples) . . . . . . .   1,915    12,007
Perpetual Trustees Australia
  (Financials) . . . . . . . . . .     700    15,738
Sonic Healthcare (Health Care
Equipment and Supplies). . . . . .   3,670    15,028
TAB (Hotels, Restaurants
and Leisure) . . . . . . . . . . .  10,700    14,897
                                            --------
                                             135,147
                                            --------
AUSTRIA - 1.1%
EMTS Technologie*
  (Commercial Services
  and Supplies). . . . . . . . . .   1,950    58,749
Telekom Austria
  (Telecommunication
  Services) .. . . . . . . . . . .   6,500    53,867
                                            --------
                                             112,616
                                            --------
BELGIUM - 0.8%
Omega Pharma (Health Care
  Equipment and Supplies). . . . .   1,841    83,331
                                            --------
CANADA - 0.5%
Clarica Life Insurance
  (Financials) . . . . . . . . . .     400    13,201
Dofasco (Metals and Mining). . . .     550     8,915
Exfo Electro-Optical Engineering*
  (Electronic Equipment
  and Instruments) . . . . . . . .     450     5,348
Sierra Wireless*
  (Communications Equipment)           450     8,478
SNC-Lavalin Group
  (Capital Goods). . . . . . . . .     900    16,335
                                            --------
                                              52,277
                                            --------


                                    SHARES   VALUE
                                    ------  --------
DENMARK - 0.5%
TK Development
  (Real Estate). . . . . . . . . .   2,360  $ 49,733
                                            --------
FRANCE - 4.0%
Du Pareil au Meme (Retailing). . .     723     9,332
Financiere Marc de Lacharriere
  "Fimalac"* (Diversified) . . . .   2,390    85,737
Groupe Alten
  (Software and Services). . . . .   3,331    45,662
MEDIDEP* (Health Care
  Providers and Services). . . . .   5,080    97,900
Pinguely-Haulotte
  (Capital Goods). . . . . . . . .   4,950    48,909
Technip-Coflexip (Energy). . . . .     460    61,420
Transiciel
  (Software and Services). . . . .   1,600    49,407
                                            --------
                                             398,367
                                            --------
GERMANY - 5.1%
Beru (Automobiles
  and Components). . . . . . . . .   1,400    61,064
FJA (Electronic Equipment
  and Instruments) . . . . . . . .   1,588    72,091

Fraport* (Transportation). . . . .   2,300    54,255
GfK (Commercial Services
  and Supplies). . . . . . . . . .   3,385    61,438
Mediclin* (Health Care
  Providers and Services). . . . .  15,135    52,542
Medion (Commercial
  Services and Supplies) . . . . .   2,000    80,808
Senator Entertainment*
  (Media). . . . . . . . . . . . .      90       207
Techem* (Commercial
  Services and Supplies) . . . . .   2,600    56,124
Tecis Holding (Financials) . . . .   2,100    59,818
Zapf Creation (Consumer
  Durables and Apparel). . . . . .     635    14,696
                                            --------
                                             513,043
                                            --------
HONG KONG - 0.7%
Beijing Datang Power Generation
  (Utilities). . . . . . . . . . .  48,000    15,235
Cafe de Coral Holdings (Hotels,
  Restaurants and Leisure) . . . .  20,000    11,542
China Insurance International
  Holdings* (Financials) . . . . .  18,000    11,196

---------------
*    Non-income producing security.
See Notes to Financial Statements.


                                    -P-32-

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

SELIGMAN GLOBAL SMALLER COMPANIES PORTFOLIO (continued)

                                         SHARES     VALUE
                                        ---------  --------
HONG KONG (continued)
Convenience Retail Asia*
 (Consumer Staples). . . . . . . . . .     34,000  $ 11,010
Dah Sing Financial Group
  (Financials) . . . . . . . . . . . .      2,300    10,884
Giordano International
  (Retailing). . . . . . . . . . . . .     20,000     8,849
                                                   --------
                                                     68,716
                                                   --------

IRELAND - 1.0%
urys Doyle Hotel Group (Hotels,
  Restaurants and Leisure) . . . . . .      3,467    24,998
Parthus Technologies*
  (Semiconductor
  Equipment and Products). . . . . . .     36,244    18,837

Ryanair Holdings*

  (Transportation) . . . . . . . . . .      4,675    29,546

SmartForce (ADRs)*

  (Commercial Services

  and Supplies). . . . . . . . . . . .      1,300    32,234
                                                   --------
                                                    105,615
                                                   --------
ITALY - 2.8%
Amplifon* (Health Care
Equipment and Supplies). . . . . . . .      2,909    49,847
Campari Group*
(Consumer Staples) . . . . . . . . . .      3,560    83,977
Ferretti* (Capital Goods). . . . . . .     23,000    74,933
Lottomatica* (Hotels,
Restaurants and Leisure) . . . . . . .     11,700    68,425
                                                   --------
                                                    277,182
                                                   --------

                                         SHARES     VALUE
                                        ---------  --------
JAPAN - 7.7%
Anritsu (Electronic
  Equipment and Instruments) .                500     4,019
ASATSU-DK (Media). . . . . . . . . . .      1,600    31,265
Bank of Iwate (Financials) . . . . . .        500    14,846
Citizen Electronics (Consumer
  Durables and Apparel). . . . . . . .        600    35,264
Densei-Lambda
(Capital Goods). . . . . . . . . . . .      3,600    27,479
Disco (Semiconductor
  Equipment and Products). . . . . . .        200     9,465
Don Quijote (Retailing). . . . . . . .        500    26,525
Eighteenth Bank (The)
  (Financials) . . . . . . . . . . . .      4,000    14,350
Enplas (Electronic Equipment
and Instruments) . . . . . . . . . . .      1,700    33,933

JAPAN (continued)
Fuji Machine Manufacturing
(Capital Goods). . . . . . . . . . . .        500  $  6,526
Fuji Seal (Containers
and Packaging) . . . . . . . . . . . .        900    31,257
Fujicco (Consumer Staples) . . . . . .      3,000    25,853
Higo Bank (The)
 (Financials). . . . . . . . . . . . .      5,000    15,037
Hokuto (Consumer Staples). . . . . . .        700    24,258
Iyo Bank (The)
 (Financials). . . . . . . . . . . . .      3,000    15,571
Kissei Pharmaceutical
(Pharmaceuticals
and Biotechnology) . . . . . . . . . .      2,000    29,204
Kokusai Securities
 (Financials). . . . . . . . . . . . .      4,000    23,204
Konami Sports (Hotels,
Restaurants and Leisure) . . . . . . .        900    25,006
Moshi Moshi Hotline
  (Commercial Services and
  Supplies). . . . . . . . . . . . . .        300    23,815
Nippon Broadcasting Systems
 (Media) . . . . . . . . . . . . . . .      2,000    53,431
Otsuka Kagu (Retailing). . . . . . . .        700    24,311
Plenus (Hotels, Restaurants
  and Leisure) . . . . . . . . . . . .        600    27,479
Shimachu (Retailing) . . . . . . . . .      2,000    27,479
Sorun (Software and Services) . 3,000                22,807
Sundrug (Consumer Staples) . . . . . .        100     3,817
Taiyo Ink Manufacturing
  (Chemicals). . . . . . . . . . . . .      1,100    32,746
Tokyo Steel Manufacturing
  (Metals and Mining). . . . . . . . .      4,900    14,026
Tokyo Style (Consumer
  Durables and Apparel). . . . . . . .      2,000    17,159
Tsubaki Nakashima
 (Capital Goods) . . . . . . . . . . .      3,000    22,143
Tsutsumi Jewelry (Retailing) . . . . .      1,500    30,742
Ushio (Capital Goods). . . . . . . . .      2,000    22,609
Xebio (Retailing). . . . . . . . . . .      1,600    23,803
Yamaichi Electronics
  (Electronic Equipment
  and Instruments) . . . . . . . . . .      2,100    13,913
Yokohama Reito
 (Consumer Staples). . . . . . . . . .      4,000    19,235
                                                   --------
                                                    772,577
                                                   --------

---------------
*    Non-income producing security.
See Notes to Financial Statements.


                                    -P-33-

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

SELIGMAN GLOBAL SMALLER COMPANIES PORTFOLIO (continued)

                                   SHARES   VALUE
                                   ------  --------

NETHERLANDS - 1.5%
New Skies Satellites*
  (Telecommunication
  Services) . . . . . . . . . . .  13,100  $ 81,627
United Services Group
  (Commercial Services
  and Supplies) . . . . . . . . .   3,450    67,102
                                           --------
                                            148,729
                                           --------
NEW ZEALAND - 0.4%
Fisher & Paykel Appliances
  Holdings* (Consumer
  Durables and Apparel) . . . . .   2,255     9,481
Fisher & Paykel Healthcare*
  (Health Care Equipment
  and Supplies) . . . . . . . . .   2,164    15,405
Fisher & Paykel Healthcare (ADRs)
  (Health Care Equipment
  and Supplies) . . . . . . . . .     420    11,838
                                           --------
                                             36,724
                                           --------
NORWAY - 0.4%
Petroleum Geo-Services*
 (Energy) . . . . . . . . . . . .   4,713    36,490
                                           --------
SINGAPORE - 0.2%
SembCorp Logistics
 (Transportation) . . . . . . . .  12,000    11,698
Venture Manufacturing
  (Electronic Equipment
  and Instruments). . . . . . . .   1,200     8,643
                                           --------
                                             20,341
                                           --------
SOUTH KOREA - 0.5%
Cheil Jedang
 (Consumer Staples) . . . . . . .     300    11,349
Hite Brewery
 (Consumer Staples) . . . . . . .     290    11,924
Hotel Shilla (Hotels,
  Restaurants and Leisure). . . .   1,900    12,342
Intelligent Digital Integrated
Security "IDIS"* (Electronic
 Equipment and Instruments) .       1,100     9,878
                                           --------
                                             45,493
                                           --------


                                   SHARES   VALUE
                                   ------  --------
SPAIN - 2.8%
Actividades de Construcci  on
y Servicios "ACS"*
 (Capital Goods). . . . . . . . .   3,200    78,048


SPAIN (continued)
Aldeasa (Retailing) . . . . . . .   3,700  $ 56,386
Bar  on de Ley*
  (Consumer Staples). . . . . . .   4,005    92,870
Compa ia de Distribuci n
  Integral Logista (Media). . . .   4,225    55,285
                                           --------
                                            282,589
                                           --------
SWITZERLAND - 1.4%
Kaba Holding
 (Capital Goods). . . . . . . . .     230    56,821
Schindler Holding*
 (Capital Goods). . . . . . . . .       2     2,868
Swisslog Holding
 (Capital Goods). . . . . . . . .   2,681    51,694
Tecan* (Health Care
  Equipment and Supplies) . . . .     500    33,141
                                           --------
                                            144,524
                                           --------
UNITED KINGDOM - 5.8%
Ashtead Group (Capital
  Goods). . . . . . . . . . . . .  71,600    81,192
DFS Furniture (Retailing) . . . .   3,165    20,607
Enterprise Inns (Hotels,
  Restaurants and Leisure). . . .   6,112    55,446
Fitness First* (Hotels,
  Restaurants and Leisure). . . .  13,000    89,394
FKI (Capital Goods) . . . . . . .  14,500    38,998
Informa Group (Media) . . . . . .  15,600    61,234
Interserve (Commercial
  Services and Supplies). . . . .   8,500    63,492
PizzaExpress (Hotels,
  Restaurants and Leisure). . . .   6,620    85,847
Xansa (Software and Services) .    15,876    82,397
                                           --------
                                            578,607
                                           --------

UNITED STATES - 57.9%
4 Kids Entertainment*
  (Commercial Services
and Supplies) . . . . . . . . . .   1,300    26,039
Activision* (Consumer
  Durables and Apparel) . . . . .   4,700   122,388
Actuate* (Software and Services)    3,200    16,944
Acxiom* (Commercial
  Services and Supplies). . . . .   2,500    43,638
Advent Software*
 (Commercial Services
and Supplies) . . . . . . . . . .     500    24,978
Aeroflex* (Capital Goods) . . . .   2,500    47,338

---------------
*    Non-income producing security.
See Notes to Financial Statements.


                                    -P-34-

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

SELIGMAN GLOBAL SMALLER COMPANIES PORTFOLIO (continued)


                                    SHARES   VALUE
                                   -------  --------
UNITED STATES (continued)
Affiliated Managers Group*
  (Financials) . . . . . . . . . .     500  $ 35,240
AirGate PCS*
  (Telecommunication
  Services) .. . . . . . . . . . .   1,500    68,018
Alexion Pharmaceuticals*
  (Pharmaceuticals
  and Biotechnology) . . . . . . .   1,500    36,660
Alliance Imaging*
 (Health Care Providers
 and Services) . . . . . . . . . .   4,300    52,460
American Capital Strategies*
  (Financials) . . . . . . . . . .   3,100    87,916
Amerigon (Class A)*
  (Electronic Equipment
  and Instruments) . . . . . . . .   9,920    10,962
Ameristar Casinos* (Hotels,
  Restaurants and Leisure) . . . .   1,100    27,561
Amkor Technology*
 (Semiconductor
  Equipment and Products). . . . .   3,600    57,420
ANADIGICS* (Semiconductor
  Equipment and Products). . . . .   1,700    25,976
Apria Healthcare Group*
  (Health Care Providers
  and Services). . . . . . . . . .   2,500    62,475
Arkansas Best*
  (Transportation) . . . . . . . .     700    20,177
ArQule* (Health Care
  Equipment and Supplies). . . . .   1,400    23,807
Atlantic Coast Airlines
Holdings* (Transportation) . . . .   3,900    90,850
ATMI* (Semiconductor
  Equipment and Products). . . . .   1,300    31,038
Avocent* (Communications
  Equipment) . . . . . . . . . . .   1,400    33,985
Brinker International* (Hotels,
Restaurants and Leisure) . . . . .   2,550    75,888
Career Education* (Commercial
  Services and Supplies) . . . . .   4,300   147,447
Cell Genesys*
  (Pharmaceuticals
  and Biotechnology) . . . . . . .   1,300    30,147
Charles River Laboratories
  International* (Pharmaceuticals
  and Biotechnology) . . . . . . .     800    26,784
Chesapeake Energy* (Energy) .       15,150   100,142


                                    SHARES   VALUE
                                   -------  --------
UNITED STATES (continued)
Cognex* (Semiconductor
  Equipment and Products). . . . .   1,200  $ 30,744
Commerce Bancorp
  (Financials) . . . . . . . . . .     400    15,736
Community Health Systems*
  (Health Care Providers
  and Services). . . . . . . . . .   4,300   109,650
Copart* (Financials) . . . . . . .   2,300    83,663
Corinthian Colleges*
  (Commercial Services
  and Supplies). . . . . . . . . .   2,000    81,790
Corporate Executive Board (The)*
  (Commercial Services
  and Supplies). . . . . . . . . .   1,300    47,736
CoStar Group* (Commercial
  Services and Supplies) . . . . .   1,900    45,676
Cox Radio (Class A)* (Media) . . .   3,100    78,988
Credence Systems*
  (Semiconductor
  Equipment and Products). . . . .   1,800    33,435
CuraGen* (Pharmaceuticals
  and Biotechnology) . . . . . . .   1,000    22,230
DeVry* (Commercial
  Services and Supplies) . . . . .     700    19,915
DJ Orthopedics* (Health Care
  Equipment and Supplies). . . . .   2,500    33,250
DRS Technologies*
  (Capital Goods). . . . . . . . .   1,100    39,215
Duane Reade*
  (Consumer Staples) . . . . . . .   2,300    69,805
EDO (Capital Goods). . . . . . . .     700    18,515
Education Management*
  (Commercial Services
  and Supplies). . . . . . . . . .     500    18,128
Electronics Boutique
Holdings* (Retailing). . . . . . .     400    15,950
Emisphere Technologies*
  (Pharmaceuticals
and Biotechnology) . . . . . . . .   1,200    38,250
Endo Pharmaceuticals
Holdings* (Pharmaceuticals
and Biotechnology) . . . . . . . .   3,600    41,994
Exar* (Semiconductor
Equipment and Products). . . . . .   1,300    27,216
Extreme Networks*
(Communications
Equipment) . . . . . . . . . . . .   2,000    25,810

---------------
*    Non-income producing security.
See Notes to Financial Statements.


                                    -P-35-

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

SELIGMAN GLOBAL SMALLER COMPANIES PORTFOLIO (continued)


                                    SHARES   VALUE
                                    ------  --------
UNITED STATES (continued)
Fisher Scientific International*
  (Retailing). . . . . . . . . . .   2,100  $ 61,320
Foot Locker* (Retailing) . . . . .   4,300    67,295
Forrester Research*
  (Commercial Services
and Supplies). . . . . . . . . . .     485     9,758
Foundry Networks*
  (Communications
  Equipment) . . . . . . . . . . .   1,500    12,262
Gallagher (Arthur J.)
  (Financials) . . . . . . . . . .   2,200    75,878
Genomic Solutions*
  (Pharmaceuticals
  and Biotechnology) . . . . . . .   5,000    12,025
Gladstone Capital
  (Financials) . . . . . . . . . .   2,800    52,290
Health Net* (Health Care
  Providers and Services). . . . .   2,500    54,450
Henry (Jack) & Associates
  (Software and Services). . . . .   2,600    56,706
Hughes Supply (Retailing). . . . .     400    12,348
ILEX Oncology*
  (Pharmaceuticals
  and Biotechnology) . . . . . . .     500    13,518
Informatica* (Software
  and Services). . . . . . . . . .     600     8,703
InterCept Group (The)*
  (Commercial Services
  and Supplies). . . . . . . . . .   1,000    40,970
InterMune* (Pharmaceuticals
  and Biotechnology) . . . . . . .   1,300    64,032
International Game Technology
  (Consumer Durables
  and Apparel) . . . . . . . . . .   1,200    81,960
Iron Mountain* (Commercial
  Services and Supplies) . . . . .   2,900   127,020
Isis Pharmaceuticals*
  (Pharmaceuticals
  and Biotechnology) . . . . . . .     500    11,097
IXYS* (Semiconductor
  Equipment and Products). . . . .     200     1,623
Kopin* (Electronic Equipment
  and Instruments) . . . . . . . .   2,900    40,644
LaBranche* (Financials). . . . . .     400    13,784


                                    SHARES   VALUE
                                    ------  --------
UNITED STATES (continued)
Lexicon Genetics*
  (Pharmaceuticals
  and Biotechnology) . . . . . . .     700  $  8,130
LifePoint Hospitals* (Health Care
  Providers and Services). . . . .   2,100    71,495
Mandalay Resort Group* (Hotels,
  Restaurants and Leisure) . . . .     700    14,980
Manor Care* (Health Care
  Providers and Services). . . . .   3,100    73,501
Medarex* (Pharmaceuticals
  and Biotechnology) . . . . . . .   1,300    23,341
Medicis Pharmaceutical (Class A)*
  (Pharmaceuticals
  and Biotechnology) . . . . . . .   1,000    64,590
Metris Companies (Financials) .      3,050    78,416
MKS Instruments*
  (Semiconductor
  Equipment and Products). . . . .     700    18,928
MSC Industrial Direct (Class A)*
  (Retailing). . . . . . . . . . .   4,300    84,925
National-Oilwell* (Energy) . . . .   2,000    41,220
NetIQ* (Software and Services).        600    21,153
Noven Pharmaceuticals*
  (Pharmaceuticals
  and Biotechnology) . . . . . . .     500     8,887
Novoste* (Health Care
  Equipment and Supplies). . . . .     500     4,367
NYFIX* (Electronic Equipment
  and Instruments) . . . . . . . .   2,607    52,179
Oakley* (Consumer Staples) . . . .   5,000    81,300
OM Group (Chemicals) . . . . . . .   1,100    72,809
Patterson-UTI Energy*
  (Energy) . . . . . . . . . . . .   3,100    72,168
Pemstar* (Electronic Equipment
  and Instruments) . . . . . . . .   2,900    34,438
Pioneer Natural Resources*
  (Energy) . . . . . . . . . . . .   5,850   112,671
Powerwave Technologies*
  (Communications
  Equipment) . . . . . . . . . . .     600    10,371
PRAECIS Pharmaceuticals*
  (Pharmaceuticals
  and Biotechnology) . . . . . . .   4,200    24,612

---------------
*    Non-income  producing  security.
See Notes to Financial Statements.


                                    -P-36-

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

SELIGMAN GLOBAL SMALLER COMPANIES PORTFOLIO (continued)


                                   SHARES     VALUE
                                   ------  -----------
UNITED STATES (continued)
Priority Healthcare (Class B)*
  (Health Care Providers
  and Services) . . . . . . . . .   1,800  $    63,351
Province Healthcare*
  (Health Care Providers
  and Services) . . . . . . . . .   3,150       97,587
Resources Connection*
  (Commercial Services
  and Supplies) . . . . . . . . .     600       15,795
Rural Cellular (Class A)*
  (Telecommunication
  Services) . . . . . . . . . . .   3,600       80,928
SangStat Medical*
  (Pharmaceuticals
  and Biotechnology). . . . . . .   1,700       33,583
ScanSource* (Retailing) . . . . .     100        4,762
Schein (Henry)* (Health Care
  Providers and Services) . . . .   1,500       55,545
Serologicals* (Pharmaceuticals
  and Biotechnology). . . . . . .   1,000       21,450
SICOR (Pharmaceuticals
  and Biotechnology). . . . . . .   1,500       23,640
SkyWest (Transportation). . . . .   3,400       86,683
Smith International* (Energy) . .   1,300       69,706
SonicWALL* (Software
  and Services) . . . . . . . . .   1,500       29,153
Spinnaker Exploration*
  (Energy). . . . . . . . . . . .   2,550      104,958
Station Casinos* (Hotels,
  Restaurants and Leisure). . . .   5,400       60,426
Stellent* (Software
  and Services) . . . . . . . . .   1,200       35,796
THQ* (Consumer Durables
and Apparel). . . . . . . . . . .   2,050       99,271
Tier Technologies* (Software
and Services) . . . . . . . . . .     100        2,150
Transkaryotic Therapies*
  (Pharmaceuticals
  and Biotechnology). . . . . . .   1,300       55,568


                                   SHARES     VALUE
                                   ------  -----------
UNITED STATES (continued)
Trigon Healthcare (Class A)*
  (Health Care Providers
  and Services) . . . . . . . . .   1,200  $    83,340
TriQuint Semiconductor*
  (Semiconductor
Equipment and Products) . . . . .   1,490       18,267
Tularik* (Pharmaceuticals
  and Biotechnology). . . . . . .   1,000       23,990
UCBH Holdings (Financials). . . .     600       17,022
United Surgical Partners
International* (Health Care
  Providers and Services) . . . .   1,600       33,832
Universal Health Services
(Class B)* (Health Care
  Providers and Services) . . . .   3,200      136,896
Vical* (Pharmaceuticals
  and Biotechnology). . . . . . .   1,300       15,944
Waste Connections* (Commercial
  Services and Supplies). . . . .   6,850      212,247
Watson Wyatt Holdings (Class A)*
  (Commercial Services
  and Supplies) . . . . . . . . .   1,400       30,520
West* (Telecommunication
  Services) . . . . . . . . . . .   1,800       45,036
Western Wireless (Class A)*
(Telecommunication
Services) . . . . . . . . . . . .   2,100       59,335
XTO Energy (Energy) . . . . . . .   9,500      166,250
                                           -----------
                                             5,799,169
                                           -----------

TOTAL INVESTMENTS - 96.4%

(Cost $9,726,702)                            9,661,270

OTHER ASSETS
LESS LIABILITIES - 3.6%                        356,166
                                           -----------
NET ASSETS - 100.0%                        $10,017,436
                                           -----------

---------------
*    Non-income  producing  security.
See Notes to Financial Statements.


                                    -P-37-

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO


                                   SHARES    VALUE
                                   ------  ----------
COMMON STOCKS - 85.3%

DENMARK - 0.4%
Maconomy*
  (Application Software). . . . .  48,500  $   76,654
                                           ----------
FINLAND - 1.1%
Nokia (Communications
  Equipment). . . . . . . . . . .   9,000     232,009
                                           ----------
FRANCE - 1.0%
ActivCard (ADRs)*
  (Electronic Equipment
  and Instruments). . . . . . . .  12,300     114,636
Soitec* (Electronic Equipment
  and Instruments). . . . . . . .   5,600     110,913
                                           ----------
                                              225,549
                                           ----------
GREECE - 0.9%
Cosmote Mobile Communications
  (Telecommunication
  Services) . . . . . . . . . . .  19,700     200,261
                                           ----------
ISRAEL - 3.2%
Check Point Software
  Technologies* (Internet
  Software and Services). . . . .   8,200     327,139
Orbotech* (Semiconductor
  Equipment). . . . . . . . . . .  11,850     366,343
                                           ----------
                                              693,482
                                           ----------
JAPAN - 6.1%
Canon (Electronic
  Equipment and Instruments) .. .   6,000     206,549
Furukawa Electric
  (Capital Goods) . . . . . . . .  23,000     122,189
Kyocera (Electronic
  Equipment and Instruments) .. .   4,500     293,680
Omron (Electronic
  Equipment and Instruments) .. .  24,000     320,586
THK (Capital Goods) . . . . . . .  10,800     157,619
Toshiba (Electronic
  Equipment and Instruments). . .  67,000     230,135
                                           ----------
                                            1,330,758
                                           ----------


                                   SHARES    VALUE
                                   ------  ----------
NETHERLANDS - 2.9%
ASM International*(Semiconductor
  Equipment). . . . . . . . . . .   9,400     183,347

                                SHARES   VALUE
                                ------  --------
NETHERLANDS (continued)
Koninklijke KPN
  (Telecommunication
  Services) .. . . . . . . . .  37,000  $188,062
Oce (Electronic Equipment
  and Instruments) . . . . . .   9,000    90,288
STMicroelectronics
  (Semiconductors) . . . . . .   3,900   125,151
STMicroelectronics (NY Shares)
  (Semiconductors) . . . . . .   1,400    44,338
                                        --------
                                         631,186
                                        --------
SINGAPORE - 1.8%
Chartered Semiconductor
Manufacturing*
  (Semiconductors) . . . . . .   4,900   129,385
Venture Manufacturing
  (Electronic Equipment and
  Instruments) . . . . . . . .  36,000   259,301
                                        --------
                                         388,686
                                        --------
SOUTH KOREA - 3.7%
LG TeleCom* (Communications
  Equipment) . . . . . . . . .  52,000   327,459
Samsung Electronics
  (Semiconductors) . . . . . .   1,000   213,221
Samsung SDI (Electronic
  Equipment and
  Instruments) . . . . . . . .   6,100   270,386
                                        --------
                                         811,066
                                        --------
SWEDEN - 0.7%
L.M. Ericsson Tel.
  (Communications
  Equipment) . . . . . . . . .  27,000   147,230
                                        --------
SWITZERLAND - 0.6%
Leica Geosystems* (Electronic
  Equipment and
  Instruments) . . . . . . . .     300    27,748
TEMENOS Group* (IT
  Consulting and Services) . .  12,300    92,643
                                        --------
                                         120,391
                                        --------
TAIWAN - 3.9%
ASE Test* (Semiconductor
  Equipment) . . . . . . . . .  14,300   198,198
Sunplus Technology
  (Semiconductors) . . . . . .  38,000   117,425

----------------
*    Non-income  producing  security.
See Notes to Financial Statements.



                                    - P-38 -

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
                                                               December 31, 2001
--------------------------------------------------------------------------------
SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO (continued)


                                      SHARES    VALUE
                                      -------  --------
TAIWAN (continued)
United Microelectronics
  (Semiconductors) . . . . . . . . .  160,300  $233,914
Via Technologies (Electronic
  Equipment and Instruments) . . . .   39,000   158,455
Yageo (GDRs) (Electronic
  Equipment and
  Instruments) . . . . . . . . . . .  200,000   147,639
                                               --------
                                                855,631
                                               --------
UNITED KINGDOM - 1.7%
Pace Micro Technology (Electronic
  Equipment and Instruments) . . . .   39,000   198,444
Vodafone Group (Telecommunication
  Services) .. . . . . . . . . . . .   61,000   159,405
                                               --------
                                                357,849
                                               --------
UNITED STATES - 57.3%
Accenture (Class A)* (IT Consulting
  and Services). . . . . . . . . . .   10,900   293,428
Advanced Micro Devices*
  (Semiconductors)                              133,224
Amdocs*(IT Consulting
  and Services). . . . . . . . . . .   16,800   570,696
Amkor Technology*(Semiconductor
  Equipment) . . . . . . . . . . . .   26,900   429,055
Amphenol (Class A)* (Electronic
  Equipment and Instruments)                    211,420
Autodesk (Application
  Software) .. . . . . . . . . . . .   19,800   737,748
Avocent* (Computers and
  Peripherals)                                  174,780
Cisco Systems* (Communications
  Equipment) . . . . . . . . . . . .   10,500   190,208
Computer Associates International
  (Systems Software) . . . . . . . .   17,200   593,228
Computer Sciences (IT Consulting
  and Services)                                 230,206
Comverse Technology
  (Communications
  Equipment)                                     67,065
Convergys* (IT Consulting
  and Services)                                 269,928
Credence Systems* (Semiconductor
  Equipment)                                    174,605

                                   SHARES    VALUE
                                   ------  ----------
UNITED STATES (continued)
CSG Systems International*
  (IT Consulting
  and Services) . . . . . . . . .  17,700  $  716,054
J.D. Edwards* (Application
  Software) . . . . . . . . . . .   7,000     115,465
Electro Scientific Industries*
  (Semiconductor
  Equipment). . . . . . . . . . .   8,600     258,688
Electronic Data Systems
  (IT Consulting and
  Services) . . . . . . . . . . .   3,100     212,505
Electronics For Imaging*
  (Computers and Peripherals) . .  21,100     472,429
FEI* (Semiconductor
  Equipment). . . . . . . . . . .   3,200     100,816
Garmin* (Communications
  Equipment). . . . . . . . . . .  14,600     310,104
KPMG Consulting*(IT Consulting
  and Services) . . . . . . . . .   5,500      91,437
Lattice Semiconductor*
  (Semiconductors). . . . . . . .  13,100     269,401
Lexmark International (Class A)*
  (Computers and
  Peripherals). . . . . . . . . .   9,900     584,100
Mercury Computer Systems*
  (Computers and
  Peripherals). . . . . . . . . .   3,000     117,735
Microsoft (Systems
  Software) . . . . . . . . . . .  14,000     927,570
Microtune*
  (Semiconductors). . . . . . . .   1,200      28,146
MSC.Software (Application
  Software) . . . . . . . . . . .   9,000     140,400
Peregrine Systems* (Application
  Software) . . . . . . . . . . .  14,800     219,410
Sabre Holdings (Class A)*
  (Commercial Services
  and Supplies) . . . . . . . . .   6,000     254,100
Sanmina-SCI* (Electronic
  Equipment and
  Instruments). . . . . . . . . .  14,800     294,446
SunGard Data Systems*
  (IT Consulting
  and Services) . . . . . . . . .  21,400     619,102
Symantec* (Application
  Software) . . . . . . . . . . .  17,600   1,167,672

----------------
*    Non-income  producing  security.
See Notes to Financial Statements.


                                    - P-39 -

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO (continued)


                                  SHARES     VALUE
                                  ------  -----------
UNITED STATES (continued)
Synopsys* (Electronic Equipment
  and Instruments) . . . . . . .  18,200  $ 1,075,165
UTStarcom* (Communications
  Equipment ). . . . . . . . . .   9,200      261,832
Veeco Instruments* (Electronic
  Equipment and Instruments) . .   4,500      162,247
                                          -----------
                                           12,474,415
                                          -----------

                                             VALUE
                                         ------------
TOTAL INVESTMENTS - 85.3%
(Cost $19,276,865)                       $ 18,545,167
OTHER ASSETS
LESS LIABILITIES - 14.7%.                   3,206,920
                                         ------------
NET ASSETS - 100.0%                       $21,752,087
                                         ------------

SELIGMAN HIGH-YIELD BOND PORTFOLIO

                             PRINCIPAL
                               AMOUNT     VALUE
                             ----------  --------
CORPORATE BONDS - 87.6%
AEROSPACE - 0.2%
Alliant Techsystems
  8 1/2%, 5/15/2011. . . . . $   25,000  $ 26,125
                                         --------
AUTOMOTIVE AND
RELATED - 2.1%
Collins & Aikman Products
  10 3/4%, 12/31/2011+ . . .     50,000    50,375
CSK Auto 12%, 6/15/2006+. .      25,000    25,313
Diamond Triumph Automotive
  9 1/4%, 4/1/2008 . . . . .    100,000    92,625
Dura Operating 9%,
  5/1/2009. . . . . . . . .      50,000    47,250
Pennzoil Quaker State
  10%, 11/1/2008+ . . . . .      50,000    52,500
                                         --------
                                          268,063
                                         --------
BROADCASTING - 3.8%
AMFM Operating 125/8%,
  10/31/2006. . . . . . . .      51,800    55,361
Canwest Media 10 5/8%,
  5/15/2011.. . . . . . . .      40,000    42,750
Cumulus Media 10 3/8%,
  7/1/2008. . . . . . . . .     125,000   131,562
Nextmedia 10 3/4%,
  7/1/2011+ . . . . . . . .      25,000    25,938
Radio One 87/8%, 7/1/2011 .      15,000    15,562
Sinclair Broadcast Group
  8 3/4%, 12/15/2011+. . . .     25,000    25,125

                                   PRINCIPAL
                                     AMOUNT     VALUE
                                   ----------  --------
BROADCASTING (continued)
Spanish Broadcasting System
  9 5/8%, 11/1/2009. . . . . . . . $  150,000  $149,250
Young Broadcasting
  8 1/2%,12/15/2008+ . . . . . . .     25,000    25,250
                                               --------
                                                470,798
                                               --------
BUSINESS SERVICES - 1.0%
Iron Mountain 8 5/8%,
  4/1/2013. . . . . . . . . . . .      40,000    41,800
Muzak 9 7/8%, 3/15/2009. . . . . .     95,000    84,075
                                               --------
                                                125,875
                                               --------
CABLE SYSTEMS AND
SATELLITE VIDEO - 18.1%
Adelphia Communications:
  10 1/4%, 11/1/2006 . . . . . . .     75,000    76,875
  9 7/8%, 3/1/2007 . . . . . . . .     75,000    74,719
  10 7/8%, 10/1/2010 . . . . . . .    150,000   153,937
  10 1/4%, 6/15/2011 . . . . . . .    200,000   200,500
Charter Communications Holdings:
  8 5/8%, 4/1/2009 . . . . . . . .     25,000    24,188
  10%, 4/1/2009 . . . . . . . . .     235,000   242,343
  11 1/8%, 1/15/2011 . . . . . . .    125,000   133,125
  10%, 5/15/2011+ . . . . . . . .      50,000    51,125
Echostar:
  9 1/8%, 1/15/2009+ . . . . . . .    225,000   226,687
  9 3/8%, 2/1/2009 . . . . . . . .    100,000   103,500
GCI 9 3/4%, 8/1/2007 . . . . . . .    170,000   166,600

----------------
*    Non-income  producing  security.
+    Rule  144A  security.
See Notes to Financial Statements.


                                    - P-40 -

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
                                                               December 31, 2001
--------------------------------------------------------------------------------
SELIGMAN HIGH-YIELD BOND PORTFOLIO (continued)


                                   PRINCIPAL
                                     AMOUNT      VALUE
                                   ----------  ----------
CABLE SYSTEMS AND
SATELLITE VIDEO (continued)
Paxson Communications
  10 3/4%, 7/15/2008 . . . . . . . $   25,000  $   26,344
Pegasus Communications:
  9 3/4%, 12/1/2006. . . . . . . .     25,000      22,625
  12 1/2%, 8/1/2007. . . . . . . .    200,000     203,000
Pegasus Satellite 12 3/8%,
  8/1/2006. . . . . . . . . . . .     200,000     197,000
Quebecor Media 11 1/8%,
  7/15/2011.. . . . . . . . . . .     200,000     214,500
Rogers Cablesystems 11%,
  12/1/2015.. . . . . . . . . . .     135,000     153,900
                                               ----------
                                                2,270,968
                                               ----------
CHEMICALS - 4.6%
Equistar Chemicals 10 1/8%,
  9/1/2008. . . . . . . . . . . .      15,000      15,150
IMC Global 10 7/8%, 6/1/2008+ . .      25,000      26,750
International Specialty Holdings
  105/8%, 12/15/2009+ . . . . . .      25,000      25,125
Koppers Industry 9 7/8%,
  12/1/2007.. . . . . . . . . . .     100,000      98,500
Lyondell Chemical:
  9 1/2%, 12/15/2008+ . . . . . .      25,000      24,875
  10 7/8%, 5/1/2009 . . . . . . .      25,000      23,187
Lyondell Chemical (Series B)
  9  7/8%, 5/1/2007 . . . . . . .     125,000     125,938
Millennium America 91/4%,
  6/15/2008.. . . . . . . . . . .      25,000      25,625
OM Group 9 1/4%,
  12/15/2011+ . . . . . . . . . .      25,000      25,625
Texas Petrochemicals 111/8%,
  7/1/2006. . . . . . . . . . . .     225,000     187,875
                                               ----------
                                                  578,650
                                               ----------
COMMUNICATIONS
INFRASTRUCTURE - 3.3%
American Tower 9 3/8%,
  2/1/2009. . . . . . . . . . . .     200,000     162,000
Crown Castle International:
  0% (10 5/8%**), 11/15/2007. . .     150,000     126,750
  10 3/4%, 8/1/2011 . . . . . . .     125,000     122,813
                                               ----------
                                                  411,563
                                               ----------
CONSUMER PRODUCTS - 0.1%
Armkell 9 1/2%, 8/15/2009+. . . .      10,000      10,550
                                               ----------

                                PRINCIPAL
                                  AMOUNT     VALUE
                                ----------  --------
CONTRACT MANUFACTURING/
CIRCUIT BOARDS - 0.4%
Flextronics International
  9 7/8%, 7/1/2010 . . . . . .  $   50,000  $ 52,750
                                            --------
ENERGY - 4.2%
Abraxas Petroleum 11 1/2%,
  11/1/2004. . . . . . . . . .      75,000    56,625
Chesapeake Energy 8 3/8%,
  11/1/2008+ . . . . . . . . .     250,000   248,125
Compass Minerals Group
  10%, 8/15/2011+. . . . . . .      25,000    26,062
El Paso Energy Partnership
  8 1/2%, 6/1/2011 . . . . . .      10,000    10,150
Forest Oil 8%, 12/15/2011+ . .      75,000    75,375
Lone Star Technologies
  9%, 6/1/2011 . . . . . . . .      10,000     8,450
Stone Energy 8 1/4%,
  12/15/2011+. . . . . . . . .      50,000    51,000
Westport Resources 8 1/4%,
  11/1/2011+ . . . . . . . . .      50,000    50,750
                                            --------
                                             526,537
                                            --------
ENVIRONMENTAL
SERVICES - 2.1%
Allied Waste North America
  10%, 8/1/2009. . . . . . . .     250,000   258,750
                                            --------
EQUIPMENT - 1.7%
BRL Universal Equipment
  8 7/8%, 2/15/2008. . . . . .      25,000    26,125
Neff 101/4%, 6/1/2008. . . . .      25,000    14,875
Williams Scotsman 9 7/8%,
  6/1/2007 . . . . . . . . . .     175,000   173,250
                                            --------
                                             214,250
                                            --------
FINANCIAL SERVICES - 1.7%
Conseco 9%, 10/15/2006 . . . .      25,000    11,125
Dollar Financial Group
  10 7/8%, 11/15/2006. . . . .     125,000   121,875
IOS Capital 9 3/4%, 6/15/2004.      25,000    25,075
Ocwen Capital Trust I
  10 7/8%, 8/1/2027. . . . . .      50,000    40,250
Yell Financial 10 3/4%,
  8/1/2011 . . . . . . . . . .      10,000    10,750
                                            --------
                                             209,075
                                            --------

----------------
+    Rule  144A  security.
** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
See Notes to Financial Statements.


                                    - P-41 -

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
SELIGMAN HIGH-YIELD BOND PORTFOLIO (continued)


                                PRINCIPAL
                                  AMOUNT      VALUE
                                ----------  ----------
FOOD - 0.4%
Land O Lakes 83/4%,
  11/15/2011+. . . . . . . . .  $   50,000  $   48,500
                                            ----------
FUNERAL SERVICES - 0.8%
Service Corp. International
  7.20%, 6/1/2006. . . . . . .      75,000      67,875
Stewart Enterprises 103/4%,
  7/1/2008 . . . . . . . . . .      25,000      27,375
                                            ----------
                                                95,250
                                            ----------
GAMING/HOTELS - 12.8%
Alliance Gaming 10%,
  8/1/2007 . . . . . . . . . .      75,000      78,375
Aztar 9%, 8/15/2011+ . . . . .      25,000      25,875
Boyd Gaming 91/2%,
  7/15/2007. . . . . . . . . .     100,000      99,250
Hollywood Casino:
  13%, 8/1/2006. . . . . . . .      25,000      23,750
  111/4%, 5/1/2007 . . . . . .     150,000     162,938
Host Marriot:
  8 3/8%, 2/15/2006. . . . . .     150,000     145,125
  9 1/2%, 1/15/2007+ . . . . .     150,000     150,937
  9 1/4%, 10/1/2007. . . . . .      25,000      25,031
Isle of Capri Casinos 8 3/4%,
  4/15/2009. . . . . . . . . .      50,000      48,375
ITT 63/4%, 11/15/2005. . . . .      25,000      24,282
Mandalay Resort Group:
  10 1/4%, 8/1/2007. . . . . .      50,000      52,125
  9 3/8%, 2/15/2010+ . . . . .     175,000     175,219
MGM Mirage 83/8%, 2/1/2011 . .      50,000      49,625
Park Place Entertainment:
  8 1/2%, 11/15/2006 . . . . .      25,000      26,006
  9 3/8%, 2/15/2007. . . . . .     250,000     261,875
  8 7/8%, 9/15/2008. . . . . .      50,000      51,063
Station Casinos 9 7/8%,
7/1/2010 . . . . . . . . . . .     200,000     204,250
                                            ----------
                                             1,604,101
                                            ----------
HEALTH CARE/
MEDICAL PRODUCTS - 1.2%
Alliance Imaging 10 3/8%,
  4/15/2011. . . . . . . . . .      25,000      26,625
Beverly Enterprises 9 5/8%,
  4/15/2009. . . . . . . . . .      10,000      10,550
Fresenius Medical Care
  9%, 12/1/2006. . . . . . . .      25,000      25,813

                                PRINCIPAL
                                  AMOUNT     VALUE
                                ----------  --------
HEALTH CARE/
MEDICAL PRODUCTS (continued)
Magellan Health Services:
  9 3/8%, 11/15/2007+. . . . .  $   45,000  $ 45,900
  9%, 2/15/2008. . . . . . . .      50,000    44,750
                                            --------
                                             153,638
                                            --------
INDUSTRIAL/
MANUFACTURING - 3.3%
Airxcel 11%, 11/15/2007. . . .      50,000    27,250
AK Steel 91/8%, 12/15/2006 . .      25,000    25,687
Alliance Laundry System
  9 5/8%, 5/1/2008 . . . . . .      75,000    41,625
Day International Group
  9 1/2%, 3/15/2008. . . . . .      75,000    49,875
Great Lakes Carbon
  10 1/4%, 5/15/2008 . . . . .      79,000    47,795
Healthsouth 7%, 6/15/2008. . .      75,000    73,500
Dr. Horton 8%, 2/1/2009. . . .      50,000    49,750
KB Home 8 5/8%, 12/15/2008 . .      50,000    50,500
Schuler Homes 10 1/2%,
  7/15/2011+ . . . . . . . . .      25,000    26,188
WCI Communities 10 5/8%,
  2/15/2011. . . . . . . . . .      25,000    25,937
                                            --------
                                             418,107
                                            --------
LEISURE - 0.6%
Affinity Group Holding
  11%, 4/1/2007. . . . . . . .     100,000    82,500
                                            --------
PAGING - 0.1%
Metrocall:
  9 3/4%, 11/1/2007* . . . . .     200,000     2,500
  11%, 9/15/2008*. . . . . . .     390,000     4,875
ProNet 11 7/8%, 6/15/2005* . .     265,000     3,313
                                            --------
                                              10,688
                                            --------
PAPER AND PACKAGING - 0.2%
Potlatch 10%, 7/15/2011. . . .      25,000    26,125
                                            --------
PRINTING AND
PUBLISHING - 10.3%
Advanstar Communications 12%,
  2/15/2011. . . . . . . . . .      50,000    35,750
American Media Operations
  10 1/4%, 5/1/2009. . . . . .      75,000    76,125
Garden State Newspapers
  8 3/4%, 10/1/2009. . . . . .      50,000    49,562

----------------
+    Rule  144A  security.
*    None-income  producing  security,  issuer  in  default.
See Notes to Financial Statements.


                                    - P-42 -

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
                                                               December 31, 2001
--------------------------------------------------------------------------------
SELIGMAN HIGH-YIELD BOND PORTFOLIO (continued)


                                  PRINCIPAL
                                    AMOUNT      VALUE
                                  ----------  ----------
PRINTING AND
PUBLISHING (continued)
Perry-Judd 10 5/8%,
  12/15/2007 . . . . . . . . . .  $  140,000  $  133,000
Primedia:
  10 1/4%, 6/1/2004. . . . . . .      25,000      23,750
  8 7/8%, 5/15/2011. . . . . . .      75,000      67,875
Regional Independent Media
Group 10 1/2%, 7/1/2008. . . . .     125,000     128,750
TDL Infomedia Holdings
  0% (15 1/2%**) 10/15/2010. . .     600,000     483,750
TransWestern Holdings
  0% (11 7/8%**), 11/15/2008 . .     200,000     167,000
TransWestern Publishing
  9 5/8%, 11/15/2007 . . . . . .      50,000      51,500
Von Hoffman Press
  10 7/8%, 5/15/2007+. . . . . .      75,000      67,875
                                              ----------
                                               1,284,937
                                              ----------
RETAILING - 2.6%
NBC Acquisition 0% (10 3/4%**),
  2/15/2009. . . . . . . . . . .     420,000     300,300
Nebraska Book 8 3/4%,
  2/15/2008. . . . . . . . . . .      25,000      23,375
                                              ----------
                                                 323,675
                                              ----------
SEMICONDUCTORS - 2.1%
Amkor Technology:
  9 1/4%, 5/1/2006 . . . . . . .     100,000      96,000
  10 1/2%, 5/1/2009. . . . . . .      75,000      67,500
Fairchild Semiconductor
  10 3/8%, 10/1/2007+. . . . . .      75,000      78,563
Transwitch 4 1/2%, 9/12/2005 . .      30,000      17,700
                                              ----------
                                                 259,763
                                              ----------
TELECOMMUNICATIONS - 0.4%
Talton Holdings 11%,
  6/30/2007. . . . . . . . . . .      75,000      48,375
                                              ----------
TRANSPORTATION - 0.9%
Atlas Air 10 3/4%, 8/1/2005. . .     125,000     111,875
                                              ----------
UTILITIES - 4.1%
AES:
  1/2%, 6/1/2009 . . . . . . . .     125,000     114,375
  9 3/8%, 9/15/2010. . . . . . .      50,000      45,250
  8 7/8%, 2/15/2011. . . . . . .      60,000      53,100

                                    PRINCIPAL
                                      AMOUNT
                                    OR SHARES      VALUE
                                    ----------  -----------
UTILITIES (continued)
Calpine 8 1/2%, 2/15/2011. . . . .  $   25,000  $    22,784
Calpine Energy 8 1/2%, 5/1/2008 ..     100,000       91,570
CMS Energy 8 1/2%, 4/15/2011 . . .      75,000       75,069
Midland Cogeneration Venture
  11 3/4%, 7/23/2005 . . . . . . .     100,000      109,163
                                                -----------
                                                    511,311
                                                -----------
WIRELESS
TELECOMMUNICATIONS - 4.5%
Centennial Cellular 103/4%,
  12/15/2008 . . . . . . . . . . .     200,000      169,000
Dobson Communications
  10 7/8%, 7/1/2010. . . . . . . .      50,000       51,875
Nextel Communications
  9 3/8%, 11/15/2009 . . . . . . .     275,000      217,937
Powertel 11 1/8%, 6/1/2007 . . . .      65,000       69,875
Rogers Wireless 9 5/8%, 5/1/2011 .      25,000       25,875
Triton PCS 8 3/4%, 11/15/2011+ . .      25,000       25,125
                                                -----------
                                                    559,687
                                                -----------
TOTAL CORPORATE BONDS
  (Cost $12,035,497)                             10,962,486
                                                -----------
PREFERRED STOCKS - 4.3%
BROADCASTING - 1.8%
Cumulus Media 13 3/4%. . . . . . .          74 shs.  74,925
Sinclair Capital 11 5/8% . . . . .       1,500      151,875
                                                -----------
                                                    226,800
                                                -----------
CABLE SYSTEMS AND SATELLITE
VIDEO - 0.9%
Pegasus Communications
  (Series A) 12 3/4% . . . . . . .         152      109,820
                                                -----------
COMMUNICATIONS
INFRASTRUCTURE - 0.1%
Crown Castle International
  12 3/4%. . . . . . . . . . . . .          10        5,525
                                                -----------
WIRELESS
TELECOMMUNICATIONS - 1.5%
Rural Cellular 11 3/8% . . . . . .         221      188,402
                                                -----------
TOTAL PREFERRED STOCKS
  (Cost $613,444)                                   530,547
                                                -----------

----------------
+    Rule  144A  security.
** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
See Notes to Financial Statements.


                                    - P-43 -

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
SELIGMAN HIGH-YIELD BOND PORTFOLIO (continued)


                            PRINCIPAL
                              AMOUNT     VALUE
                            ----------  --------
CONVERTIBLE BONDS - 1.3%
CONTRACT MANUFACTURING/
CIRCUIT BOARDS - 0.2%
SCI Systems 3%, 3/15/2007.  $   25,000  $ 20,750
                                        --------
SEMICONDUCTORS - 1.1%
Analog Devices 43/4%,
  10/1/2005. . . . . . . .      40,000    38,050
Cypress Semiconductor
  4%, 2/1/2005 . . . . . .      50,000    43,063
Lattice Semiconductor
  4 3/4%, 11/1/2006. . . .      25,000    30,062
LSI Logic 4%, 2/15/2005. .      40,000    33,950
                                        --------
                                         145,125
                                        --------
TOTAL CONVERTIBLE BONDS
  (Cost $167,532)                        165,875
                                        --------

                                     PRINCIPAL
                                       AMOUNT       VALUE
                                     ----------  -----------
REPURCHASE
AGREEMENT - 5.7%
  (Cost $710,000)
State Street Bank & Trust, 1.60%,
dated 12/31/2001, maturing
1/2/2002, collateralized by:
$ 740,000 US Treasury Bills,
6/20/2002, with a fair market
value of $733,710 . . . . . . . . .  $  710,000  $   710,000
                                                 -----------
TOTAL INVESTMENTS - 98.9%
  (Cost $13,526,473). . . . . . . .               12,368,908
OTHER ASSETS
  LESS LIABILITIES - 1.1% . . . . .                  140,686
                                                 -----------
NET ASSETS - 100.0% . . . . . . . .              $12,509,594
                                                 ===========

SELIGMAN INCOME PORTFOLIO

                             SHARES   VALUE
                             ------  --------
COMMON STOCKS - 59.3%
CAPITAL GOODS - 4.3%
General Electric. . . . . .   2,400  $ 96,192
Masco . . . . . . . . . . .     680    16,660
United Technologies . . . .   1,240    80,141
                                     --------
                                      192,993
                                     --------
CHEMICALS - 1.1%
Air Products and Chemicals.     990    46,441
                                     --------
COMMUNICATIONS
EQUIPMENT - 0.8%
QUALCOMM* . . . . . . . . .     710    35,837
                                     --------
COMPUTERS AND
PERIPHERALS - 1.9%
Compaq Computer . . . . . .   1,800    17,568
EMC*. . . . . . . . . . . .   1,320    17,741
International Business
Machines .. . . . . . . . .     410    49,594
                                     --------
                                       84,903
                                     --------

                            SHARES   VALUE
                            ------  --------
CONSUMER STAPLES - 3.4%
Coca-Cola. . . . . . . . .     540  $ 25,461
Kraft Foods (Class A)* . .   1,150    39,135
PepsiCo. . . . . . . . . .     630    30,675
Philip Morris .. . . . . .   1,180    54,103
                                    --------
                                     149,374
                                    --------
ELECTRONIC EQUIPMENT
AND INSTRUMENTS - 0.6%
Jabil Circuit* . . . . . .   1,130    25,674
                                    --------
ENERGY - 4.2%
Baker Hughes . . . . . . .     490    17,870
BP (ADRs) (United Kingdom)     690    32,092
ChevronTexaco. . . . . . .     190    17,026
Exxon Mobil .. . . . . . .   2,264    88,975
Royal Dutch Petroleum
(NY Shares) (Netherlands).     590    28,922
                                    --------
                                     184,885
                                    --------

----------------
*    Non-income  producing  security.
See Notes to Financial Statements.


                                    - P-44 -

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
                                                               December 31, 2001
--------------------------------------------------------------------------------
SELIGMAN INCOME PORTFOLIO (continued)


                                  SHARES   VALUE
                                  ------  --------
FINANCIALS - 10.2%
American International Group . .     882  $ 70,031
Bank of America. . . . . . . . .     350    22,033
Bank of New York . . . . . . . .   1,260    51,408
Chubb. . . . . . . . . . . . . .     840    57,960
Citigroup. . . . . . . . . . . .   1,543    77,891
Fannie Mae . . . . . . . . . . .   1,100    87,450
Merrill Lynch .. . . . . . . . .     520    27,102
Principal Financial
Group (The)* . . . . . . . . . .     400     9,600
XL Capital (Class A)
(Bermuda). . . . . . . . . . . .     560    51,162
                                          --------
                                           454,637
                                          --------
HEALTH CARE - 8.3%
Abbott Laboratories. . . . . . .     830    46,273
Baxter International . . . . . .   1,500    80,445
Bristol-Myers Squibb . . . . . .     520    26,520
Genentech* . . . . . . . . . . .     320    17,360
Johnson & Johnson. . . . . . . .     850    50,235
Pfizer . . . . . . . . . . . . .   1,750    69,738
St. Jude Medical . . . . . . . .   1,040    80,756
                                          --------
                                           371,327
                                          --------
HOTELS, RESTAURANTS
AND LEISURE- 0.5%
Starwood Hotels & Resorts
Worldwide. . . . . . . . . . . .     810    24,179
                                          --------
MEDIA - 4.1%
AOL Time Warner* . . . . . . . .   1,000    32,100
Clear Channel
Communications*. . . . . . . . .     340    17,309
Comcast (Class A)* . . . . . . .   1,140    41,046
Interpublic Group of
Companies (The). . . . . . . . .     520    15,361
News Corp. (ADRs) (Australia) ..   1,720    54,713
Viacom (Class A)*. . . . . . . .     450    19,867
                                          --------
                                           180,396
                                          --------
PAPER AND FOREST
PRODUCTS - 1.6%
Bowater. . . . . . . . . . . . .     600    28,620
Weyerhaeuser . . . . . . . . . .     810    43,805
                                          --------
                                            72,425
                                          --------

                           SHARES    VALUE
                           ------  ----------
RETAILING - 5.4%
Costco Wholesale* . . . .     770  $   34,180
Home Depot (The). . . . .     640      32,646
Limited (The) . . . . . .   1,780      26,202
May Department Stores . .     840      31,063
Sears, Roebuck. . . . . .   1,100      52,404
Wal-Mart Stores . . . . .   1,130      65,031
                                   ----------
                                      241,526
                                   ----------
SEMICONDUCTOR EQUIPMENT
AND PRODUCTS - 4.7%
Agere Systems (Class A)*.   5,340      30,385
Analog Devices* . . . . .     930      41,283
Intel . . . . . . . . . .   1,900      59,745
Micron Technology . . . .     540      16,740
Novellus Systems* . . . .     630      24,869
Xilinx* . . . . . . . . .     920      35,917
                                   ----------
                                      208,939
                                   ----------
SOFTWARE AND
SERVICES - 3.4%
Citrix Systems* . . . . .     700      15,865
Microsoft*. . . . . . . .   1,590     105,345
Oracle* . . . . . . . . .   1,200      16,578
VERITAS Software* . . . .     340      15,244
                                   ----------
                                      153,032
                                   ----------
TELECOMMUNICATION
SERVICES - 3.4%
AT&T. . . . . . . . . . .   1,240      22,494
SBC Communications. . . .   1,419      55,582
Sprint FON Group. . . . .     840      16,867
Sprint PCS Group* . . . .   1,200      29,292
Verizon Communications. .     540      25,628
Williams Communications
  Group*. . . . . . . . .     904       2,124
                                   ----------
                                      151,987
                                   ----------
TRANSPORTATION - 0.7%
AMR . . . . . . . . . . .   1,390      30,816
                                   ----------
UTILITIES - 0.7%
El Paso . . . . . . . . .     738      32,922
                                   ----------
TOTAL COMMON STOCKS
  (Cost $2,701,466)                 2,642,293
                                   ----------

----------------
*    Non-income  producing  security.
See Notes to Financial Statements.


                                    - P-45 -

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
SELIGMAN INCOME PORTFOLIO (continued)


                                  PRINCIPAL
                                    AMOUNT    VALUE
                                 ----------  --------
SUBORDINATED
CONVERTIBLE BONDS - 13.2%
ELECTRONIC
TECHNOLOGY - 13.2%
Amkor Technology 5%,
  3/15/2007 . . . . . . . . . .  $  100,000  $ 68,750
Conexant Systems
  4%, 2/1/2007. . . . . . . . .     150,000    97,687
Cypress Semiconductor
  4%, 2/1/2005. . . . . . . . .     100,000    86,125
LSI Logic 4%, 2/15/2005 . . . .     100,000    84,875
NVIDIA 4 3/4%, 10/15/2007 . . .     150,000   250,313
                                             --------
TOTAL SUBORDINATED
  CONVERTIBLE BONDS
  (Cost $462,726)                             587,750
                                             --------
US GOVERNMENT AND
GOVERNMENT
AGENCY SECURITIES - 12.3%
US GOVERNMENT
SECURITIES - 6.2%
US Government Gtd. Title XI
  (Bay Transportation)
  7.30%, 6/1/2021 . . . . . . .      88,000    93,852
US Treasury Bonds:
  7 1/2%, 11/15/2016. . . . . .      35,000    41,400
  6 1/4%, 8/15/2023 . . . . . .      55,000    58,240
  6 1/4%, 5/15/2030 . . . . . .      20,000    21,671
US Treasury Notes:
  3%, 11/30/2003. . . . . . . .      20,000    20,020
  5%, 8/15/2011 . . . . . . . .      40,000    39,912
                                             --------
Total US Government Securities
(Cost $271,946)                               275,095
                                             --------
MORTGAGE-BACKED
SECURITIES+ - 3.8%
FHLMC GOLD:
  7 1/2%, 10/1/2017 . . . . . .      31,610    32,951
  8%, 12/1/2023 . . . . . . . .      17,855    19,003
FNMA:
  8 1/2%, 10/1/2015 . . . . . .      21,848    23,151
  6%, 5/1/2016. . . . . . . . .      23,712    23,793
  6 1/2%, 5/1/2018. . . . . . .      23,993    24,349
  7%, 10/1/2020 . . . . . . . .      11,158    11,439

                            PRINCIPAL
                              AMOUNT      VALUE
                            ----------  ---------
FNMA (continued):
  8%, 6/1/2028 . . . . . .  $   16,070  $  17,021
  6%, 9/1/2028 . . . . . .      12,096     11,917
                                            6,072
  7%, 12/1/2029. . . . . .       5,947   --------
Total Mortgage-Backed
  Securities
                                          169,696
  (Cost $163,733)                        --------

AGENCY SECURITIES - 2.3%
FHLMC:
  5 1/2%, 7/15/2006. . . .      15,000     15,431
  6 5/8%, 9/15/2009. . . .      25,000     26,655
  6 3/4%, 3/15/2031. . . .      40,000     42,668
FNMA:
  5 1/4%, 6/15/2006. . . .       5,000      5,095
  4 3/4%, 1/2/2007 . . . .      15,000     14,916
                                        ---------
Total Agency Securities
  (Cost $104,741)                         104,765
                                        ---------
TOTAL US GOVERNMENT
  AND GOVERNMENT
  AGENCY SECURITIES
  (Cost $540,420)                         549,556
                                        ---------
CORPORATE BONDS - 11.7%
AUTOMOTIVE AND
COMPONENTS - 0.2%
Ford Motor 7.45%,
  7/16/2031. . . . . . . .      10,000      9,188
                                        ---------
CHEMICALS - 0.2%
Ashland 6.86%, 5/1/2009. .      10,000     10,004
                                        ---------
COMMERCIAL SERVICES
AND SUPPLIES - 0.6%
Associates Corp. of North
  America 6.95%,
  11/1/2018. . . . . . . .      15,000     15,480
Pitney Bowes 5 3/4%,
  8/15/2008. . . . . . . .      15,000     14,954
                                        ---------
                                           30,434
                                        ---------

----------------
+ Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.
See Notes to Financial Statements.


                                    - P-46 -

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
                                                               December 31, 2001
--------------------------------------------------------------------------------
SELIGMAN INCOME PORTFOLIO (continued)


                               PRINCIPAL
                                 AMOUNT     VALUE
                               ----------  --------
ENERGY - 0.5%
Coastal 7 5/8%, 9/1/2008. . .  $   20,000  $ 20,531
                                           --------
FINANCIALS - 4.6%
American General 7 1/2%,
  8/11/2010.. . . . . . . . .      15,000    16,484
Bank of America 4 3/4%,
  10/15/2006. . . . . . . . .      20,000    19,602
Bank One Texas 6 1/4%,
  2/15/2008.. . . . . . . . .      20,000    20,375
Capital One Bank 6 7/8%,
  2/1/2006. . . . . . . . . .      15,000    14,647
FleetBoston Financial
  4 7/8% 12/1/2006. . . . . .      20,000    19,571
General Motors Acceptance
  6 7/8%, 9/15/2011 . . . . .      15,000    14,719
Household Finance 6 1/2%,
  11/15/2008. . . . . . . . .      15,000    14,998
International Lease Finance
  5 1/2%, 6/7/2004. . . . . .      20,000    20,409
Mercantile Bancorp 7.30%,
  6/15/2007.. . . . . . . . .      20,000    21,467
Morgan Stanley Group 6 3/4%,
  4/15/2011.. . . . . . . . .      20,000    20,496
PNC Funding 5 3/4%, 8/1/2006.      20,000    20,309
                                           --------
                                            203,077
                                           --------
HEALTH CARE - 0.5%
Abbott Laboratories 5 1/8%,
  7/1/2006. . . . . . . . . .      20,000    20,568
                                           --------
MANUFACTURING - 0.2%
Emerson Electronic 5 3/4%,
  11/1/2011.. . . . . . . . .      10,000     9,708
                                           --------
MEDIA - 0.6%
CSC Holdings 7 1/4%,
  7/15/2008.. . . . . . . . .      25,000    24,792
                                           --------
RETAILING - 0.5%
Kohl's 7 1/4%, 6/1/2029 . . .      10,000    10,568
Target 5.40%, 10/1/2008 . . .      10,000     9,890
                                           --------
                                             20,458
                                           --------

                                 PRINCIPAL
                                   AMOUNT      VALUE
                                 ----------  ----------
TELECOMMUNICATION
SERVICES - 2.0%
Bellsouth 5%, 10/15/2006. . . .  $   10,000  $    9,936
GTE California 6.70%, 9/1/2009.      20,000      20,620
GTE North 5.65%, 11/15/2008 . .      20,000      19,650
Qwest Communications
  International 7 1/2%,
  11/1/2008.. . . . . . . . . .      20,000      20,250
Worldcom 7 3/4%, 4/1/2027 . . .      20,000      20,721
                                             ----------
                                                 91,177
                                             ----------
UTILITIES - 1.8%
Cinergy 6 1/4%, 9/1/2004. . . .      20,000      20,138
Florida Power & Light
  6%, 6/1/2008. . . . . . . . .      10,000      10,082
General Electric Capital
  6 1/2%, 12/10/2007. . . . . .      15,000      15,957
National Rural Utilities
  6%, 5/15/2006 . . . . . . . .      15,000      15,253
Ocean Energy 8 1/4%,
  7/1/2018. . . . . . . . . . .      20,000      21,150
                                             ----------
                                                 82,580
                                             ----------
TOTAL CORPORATE BONDS
  (Cost $521,642) . . . . . . .                 522,517
                                             ----------
FOREIGN GOVERNMENT
SECURITIES - 0.5%
  (Cost $24,241)
Quebec Province Canada
  7 1/2%, 9/15/2029 . . . . . .      20,000      22,378
                                             ----------
ASSET-BACKED
SECURITIES+ - 0.3%
  (Cost $13,500)
TRANSPORTATION - 0.3%
United Air Lines 7.032%,
  10/1/2010.. . . . . . . . . .      13,500      12,845
                                             ----------
TOTAL INVESTMENTS - 97.3%
  (Cost $4,263,995)                           4,337,339
OTHER ASSETS
  LESS LIABILITIES - 2.7%                       121,448
                                             ----------
NET ASSETS - 100.0%                          $4,458,787
                                             ==========

----------------
+ Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.
See Notes to Financial Statements.


                                    - P-47 -

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
PORTFOLIOS  OF  INVESTMENTS  (continued)
--------------------------------------------------------------------------------
SELIGMAN  INTERNATIONAL  GROWTH  PORTFOLIO

                                          SHARES    VALUE
                                        ---------  --------
COMMON STOCKS - 98.1%
AUSTRALIA - 2.1%
BHP Billiton (Metals and Mining) . . .      6,000  $ 32,247
Westpac Banking (Banks). . . . . . . .      8,200    66,126
                                                   --------
                                                     98,373
                                                   --------
BELGIUM - 0.9%
Omega Pharma
  (Consumer Staples) . . . . . . . . .        900    40,738
                                                   --------
CANADA - 1.5%
Barrick Gold (Metals and Mining) . . .      2,800    44,660
Weston (George)
  (Consumer Staples) . . . . . . . . .        400    25,975
                                                   --------
                                                     70,635
                                                   --------
FINLAND - 3.8%
Nokia (Communications
Equipment) . . . . . . . . . . . . . .      3,900   100,537
UPM-Kymmene (Paper
and Forest Products) . . . . . . . . .      2,500    82,895
                                                   --------
                                                    183,432
                                                   --------
FRANCE - 15.6%
Aventis (Health Care). . . . . . . . .      1,450   102,935
Carrefour* (Consumer Staples). . . . .      1,200    62,382
Castorama Dubois
  Investissement (Retailing) . . . . .      1,100    56,645
France Telecom
  (Telecommunication
  Services) .. . . . . . . . . . . . .      1,400    55,986
Groupe Danone
  (Consumer Staples) . . . . . . . . .        200    24,390
LVMH Moet Hennessy Louis
Vuitton (Textiles and Apparel) . . . .      1,300    52,884
Peugeot (Automobiles
  and Components). . . . . . . . . . .      1,300    55,256
Sanofi-Synthelabo
  (Health Care). . . . . . . . . . . .      1,560   116,367
TotalFinaElf (ADRs) (Energy) . . . . .        805   114,938
Vivendi Universal (Media). . . . . . .      2,000   107,580
                                                   --------
                                                    749,363
                                                   --------
GERMANY - 7.5%
Allianz (Insurance). . . . . . . . . .        400    94,712
Deutsche Bank* (Banks) . . . . . . . .      1,150    81,280
Deutsche Telekom
  (Telecommunication
  Services). . . . . . . . . . . . . .      2,250    38,655

____________________
*    Non-income  producing  security.
See Notes to Financial Statements.

                                      SHARES     VALUE
                                     --------  --------

GERMANY (continued)
E.ON (Utilities). . . . . . . . . .     1,550  $ 80,273
SAP (Software and Services) . . . .       500    65,114
                                               --------
                                                360,034
                                               --------
HONG KONG - 3.5%
Aluminum Corp. of China (ADRs)*
  (Metals and Mining) . . . . . . .     2,400    41,952
CNOOC (Energy). . . . . . . . . . .    43,500    41,002
Hutchison Whampoa
  (Capital Goods) . . . . . . . . .     9,000    87,140
                                               --------
                                                170,094
                                               --------
IRELAND - 2.7%
Bank of Ireland (Banks) . . . . . .     9,064    85,766
Elan (ADRs)* (Health Care). . . . .     1,000    45,060
                                               --------
                                                130,826
                                               --------
ISRAEL - 2.0%
Check Point Software Technologies*
  (Software and Services) . . . . .     1,200    47,874
RADVision* (Communications
  Equipment). . . . . . . . . . . .     6,000    45,450
                                               --------
                                                 93,324
                                               --------
ITALY - 2.2%
Assicurazioni Generali
  (Insurance) . . . . . . . . . . .     3,800   105,536
                                               --------
JAPAN - 15.3%
Benesse (Commercial
  Services and Supplies). . . . . .     2,100    54,500
Bridgestone (Automobiles
  and Components) . . . . . . . . .     5,500    58,228
Chugai Pharmaceutical
  (Health Care) . . . . . . . . . .     2,000    23,189
Citizen Watch (Electronic
  Equipment and Instruments). . . .     5,000    24,922
Dai Nippon Printing (Commercial
  Services and Supplies). . . . . .     3,000    29,998
Drake Beam Morin-Japan
  (Commercial Services
  and Supplies) . . . . . . . . . .       300    20,609
Honda Motor (Automobiles
  and Components) . . . . . . . . .     2,900   115,770
Keyence (Electronic Equipment
  and Instruments). . . . . . . . .       200    33,265
NEC (Electronic Equipment
  and Instruments). . . . . . . . .     2,000    20,411

____________________
*    Non-income  producing  security.
See Notes to Financial Statements.


                                    - P-48 -

                           SELIGMAN  PORTFOLIOS,  INC.
--------------------------------------------------------------------------------
                                                               December 31, 2001
--------------------------------------------------------------------------------
SELIGMAN  INTERNATIONAL  GROWTH  PORTFOLIO  (continued)

                                          SHARES   VALUE
                                          ------  --------
JAPAN (continued)
Nintendo (Leisure Equipment
  and Products). . . . . . . . . . . . .     300  $ 52,553
Nippon System Development
  (Software and Services). . . . . . . .     600    23,907
Nomura Holdings
  (Diversified Financials) . . . . . . .   3,700    47,447
NTT DoCoMo
  (Telecommunication
  Services) .. . . . . . . . . . . . . .       4    47,019
Promise (Diversified
  Financials). . . . . . . . . . . . . .     900    48,706
Takeda Chemical Industries
  (Health Care). . . . . . . . . . . . .     800    36,211
Takefuji (Diversified Financials). . . .     300    21,708
Toyota Motor (Automobiles
  and Components). . . . . . . . . . . .   1,700    43,081
Yahoo Japan* (Software
  and Services). . . . . . . . . . . . .       1    31,143
                                                  --------
                                                   732,667
                                                  --------
NETHERLANDS - 5.7%
Aegon (Insurance). . . . . . . . . . . .   1,736    46,977
Elsevier (Media) . . . . . . . . . . . .   4,600    54,377
ING Groep (Diversified
  Financials). . . . . . . . . . . . . .     940    23,964
Royal Dutch Petroleum
(NY Shares) (Energy) . . . . . . . . . .     900    44,118
STMicroelectronics
  (Semiconductors) . . . . . . . . . . .   1,300    41,717
Unilever (Consumer Staples). . . . . . .   1,100    63,371
                                                  --------
                                                   274,524
                                                  --------
SINGAPORE - 0.6%
Venture Manufacturing (Electronic
  Equipment and Instruments) . 4,000                28,811
                                                  --------
SOUTH KOREA - 0.4%
Samsung Electronics
  (Semiconductors) . . . . . . . . . . .     100    21,322
                                                  --------
SPAIN - 6.2%
Banco Bilbao Vizcaya Argentaria
  (Banks). . . . . . . . . . . . . . . .   5,500    68,052
Banco Popular Espa ol (Banks). . . . . .   3,125   102,590
Sogecable* (Media) . . . . . . . . . . .   2,000    46,288
Telef nica* (Telecommunication
  Services) .. . . . . . . . . . . . . .   1,668    22,316

____________________
*    Non-income  producing  security.
See Notes to Financial Statements.

                                         SHARES     VALUE
                                        --------  ----------
SPAIN (continued)
Union Fenosa* (Utilities). . . . . . .     3,700  $   59,877
                                                  ----------
                                                     299,123
                                                  ----------
SWEDEN - 0.5%
L.M. Ericsson Tel.
  (Communications Equipment) . . . . .     4,000      21,812
                                                  ----------
SWITZERLAND - 6.8%
Credit Suisse Group (Banks). . . . . .     1,400      59,725
Novartis (Health Care) . . . . . . . .     1,400      50,615
Serono (Health Care) . . . . . . . . .        50      43,655
Swiss Re (Insurance) . . . . . . . . .       800      80,501
UBS (Diversified Financials) . . . . .     1,190      60,088
UBS (ADRs) (Diversified
  Financials). . . . . . . . . . . . .       600      30,000
                                                  ----------
                                                     324,584
                                                  ----------
UNITED KINGDOM - 20.8%
AstraZeneca (ADRs)
  (Health Care). . . . . . . . . . . .     1,200      55,920
BAA (Transportation) . . . . . . . . .     5,730      45,858
Barclays Bank (Banks). . . . . . . . .     1,500      49,611
BHP Billiton (Metals
  and Mining). . . . . . . . . . . . .    11,800      59,870
BP (Energy) .. . . . . . . . . . . . .     2,900     134,879
British American Tobacco (ADRs)
  (Consumer Staples) . . . . . . . . .     3,300      56,100
Centrica (Utilities) . . . . . . . . .     8,350      26,949
Diageo (Consumer Staples). . . . . . .    11,172     127,498
GlaxoSmithKline (Health Care) .. . . .     4,227     105,882
Man Group (Diversified
  Financials). . . . . . . . . . . . .     4,100      71,050
Royal Bank of Scotland Group
  (Banks). . . . . . . . . . . . . . .     3,901      94,824
Royal Bank of Scotland Group
  (Additional Value Shares)
  (Banks). . . . . . . . . . . . . . .     5,400       6,172
Tesco (Consumer Staples) . . . . . . .    20,535      74,336
Vodafone Group
  (Telecommunication
  Services) .. . . . . . . . . . . . .    33,900      88,588
                                                  ----------
                                                     997,537
                                                  ----------
TOTAL INVESTMENTS - 98.1%
  (Cost $4,925,804)                                4,702,735
OTHER ASSETS
  LESS LIABILITIES - 1.9%                             90,353
                                                  ----------
                                                  $4,793,088
                                                  ==========
NET ASSETS - 100.0%

------------------
*    Non-income  producing  security.
See Notes to Financial Statements.


                                    - P-49 -

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
PORTFOLIOS  OF  INVESTMENTS  (continued)
--------------------------------------------------------------------------------
SELIGMAN  LARGE-CAP  GROWTH  PORTFOLIO


                                  SHARES   VALUE
                                  ------  --------
COMMON STOCKS - 96.7%
AUTOMOBILES AND
COMPONENTS - 1.9%
Harley-Davidson. . . . . . . . .   1,350  $ 73,319
                                          --------
CAPITAL GOODS - 8.1%
General Electric . . . . . . . .   1,750    70,140
Honeywell International. . . . .   3,000   101,460
Tyco International . . . . . . .   2,500   147,250
                                          --------
                                           318,850
                                          --------
CHEMICALS - 1.8%
Dow Chemical . . . . . . . . . .   2,100    70,938
                                          --------
COMMUNICATIONS
EQUIPMENT - 10.5%
CIENA* . . . . . . . . . . . . .   2,200    31,493
Cisco Systems* . . . . . . . . .   6,100   110,501
Juniper Networks*. . . . . . . .   1,000    18,960
Nokia (ADRs) (Finland) . . . . .   3,300    80,949
Nortel Networks* (Canada). . . .   4,800    36,000
QUALCOMM*. . . . . . . . . . . .     800    40,380
Research In Motion* (Canada) . .   2,200    52,195
RF Micro Devices*. . . . . . . .   2,200    42,284
                                          --------
                                           412,762
                                          --------
COMPUTERS AND
PERIPHERALS - 1.9%
International Business Machines.     600    72,576
                                          --------
CONSUMER DURABLES
AND APPAREL - 4.4%
Mattel . . . . . . . . . . . . .   2,400    41,280
NIKE (Class B) . . . . . . . . .   1,500    84,360
Nintendo (ADRs) (Japan). . . . .   2,200    47,850
                                          --------
                                           173,490
                                          --------
CONSUMER STAPLES - 3.7%
Coca-Cola. . . . . . . . . . . .     750    35,363
Philip Morris .. . . . . . . . .   2,400   110,040
                                          --------
                                           145,403
                                          --------
ELECTRONIC EQUIPMENT
AND INSTRUMENTS - 2.4%
JDS Uniphase*. . . . . . . . . .   5,200    45,110
Symbol Technologies. . . . . . .   3,100    49,228
                                          --------
                                            94,338
                                          --------

_____________________
*    Non-income  producing  security.
See Notes to Financial Statements.

                                  SHARES   VALUE
                                --------  --------
FINANCIALS - 2.2%
AFLAC. . . . . . . . . . . . .     1,500  $ 36,840
Citigroup. . . . . . . . . . .     1,000    50,480
                                          --------
                                            87,320
                                          --------
HEALTH CARE EQUIPMENT
AND SERVICES - 7.2%
Applera-Applied Biosystems
  Group. . . . . . . . . . . .       900    35,343
Laboratory Corp. of America
  Holdings* .. . . . . . . . .       500    40,425
Medtronic. . . . . . . . . . .     3,200   163,872
Quest Diagnostics* . . . . . .       600    43,026
                                          --------
                                           282,666
                                          --------
HOTELS, RESTAURANTS AND
LEISURE - 2.7%
Hilton Hotels .. . . . . . . .     5,800    63,336
Starwood Hotels & Resorts
  Worldwide. . . . . . . . . .     1,400    41,790
                                          --------
                                           105,126
                                          --------
MEDIA - 4.6%
AOL Time Warner* . . . . . . .     2,500    80,250
Clear Channel Communications*.     1,200    61,092
Viacom (Class B)*. . . . . . .       900    39,735
                                          --------
                                           181,077
                                          --------
PHARMACEUTICALS AND
BIOTECHNOLOGY - 18.6%
Amgen* . . . . . . . . . . . .       800    45,148
Elan (ADRs)* (Ireland) . . . .     1,400    63,084
Genentech* . . . . . . . . . .     1,600    86,800
Johnson & Johnson. . . . . . .     1,500    88,650
King Pharmaceuticals*. . . . .     1,400    58,982
Lilly (Eli). . . . . . . . . .     1,400   109,956
MedImmune* . . . . . . . . . .     1,900    88,027
Pfizer . . . . . . . . . . . .     4,250   169,362
Pharmacia. . . . . . . . . . .       500    21,325
                                          --------
                                           731,334
                                          --------
RETAILING - 4.4%
Home Depot (The) . . . . . . .     1,800    91,818
Wal-Mart Stores. . . . . . . .     1,400    80,570
                                          --------
                                           172,388
                                          --------

_____________________
*    Non-income  producing  security.
See Notes to Financial Statements.


                                    - P-50 -

SELIGMAN  PORTFOLIOS,  INC.
--------------------------------------------------------------------------------
                                                               December 31, 2001
--------------------------------------------------------------------------------
SELIGMAN  LARGE-CAP  GROWTH  PORTFOLIO  (continued)

                               SHARES    VALUE
                               ------  ----------
SEMICONDUCTOR EQUIPMENT
AND PRODUCTS - 6.8%
Intel . . . . . . . . . . . .   4,200  $  132,069
Texas Instruments . . . . . .   4,800     134,400
                                       ----------
                                          266,469
                                       ----------

SOFTWARE AND SERVICES - 11.6%
Computer Associates
  International . . . . . . .   2,200      75,878
Microsoft*. . . . . . . . . .   2,500     165,638
Openwave Systems* . . . . . .   3,866      37,867
SAP (Germany) . . . . . . . .     800      25,544
Siebel Systems* . . . . . . .   2,300      64,377
VeriSign* . . . . . . . . . .     700      26,646
VERITAS Software* . . . . . .   1,300      58,285
                                       ----------
                                          454,235
                                       ----------


                               SHARES     VALUE
                               ------  ----------
TELECOMMUNICATION
SERVICES - 1.2%
Sprint PCS Group* . . . . . .   2,000  $   48,820
                                       ----------
TRANSPORTATION - 1.1%
Delta Air Lines . . . . . . .   1,500      43,890
                                       ----------

UTILITIES - 1.6%
AES . . . . . . . . . . . . .   3,900      63,765
                                       ----------

TOTAL INVESTMENTS - 96.7%
  (Cost $4,022,286) . . . . .           3,798,766
OTHER ASSETS
  LESS LIABILITIES - 3.3% . .             131,205
                                       ----------
NET ASSETS - 100.0% . . . . .          $3,929,971
                                       ==========

--------------------------------------------------------------------------------
SELIGMAN  LARGE-CAP  VALUE  PORTFOLIO

                               SHARES   VALUE
                               ------  --------

COMMON STOCKS - 97.6%
AEROSPACE - 6.8%
Boeing. . . . . . . . . . . .   7,000  $271,460
Goodrich (B.F.) . . . . . . .   9,500   252,890
                                       --------
                                        524,350
                                       --------
AUTOMOBILES AND
COMPONENTS - 2.8%
Ford Motor. . . . . . . . . .  13,500   212,220
                                       --------
BANKS - 10.2%
Bank of New York. . . . . . .   6,500   265,200
FleetBoston Financial . . . .   7,040   256,960
Washington Mutual . . . . . .   8,000   261,600
                                       --------
                                        783,760
                                       --------
CHEMICALS - 6.1%
Dow Chemical. . . . . . . . .   6,500   219,570
Praxair . . . . . . . . . . .   4,500   248,625
                                       --------
                                        468,195
                                       --------
COMPUTERS AND
PERIPHERALS - 3.1%
International Business
  Machines. . . . . . . . . .   2,000   241,920
                                       --------
                               SHARES   VALUE
                               ------  --------
DIVERSIFIED FINANCIALS - 9.4%
Citigroup . . . . . . . . . .   5,000  $252,400
Fannie Mae. . . . . . . . . .   3,200   254,400
JPMorgan Chase Bank . . . . .   6,000   218,100
                                       --------
                                        724,900
                                       --------
ENERGY - 6.2%
ChevronTexaco . . . . . . . .   2,310   206,999
Transocean Sedco Forex. . . .   8,000   270,560
                                       --------
                                        477,559
                                       --------
HEALTH CARE EQUIPMENT - 7.5%
Baxter International. . . . .   5,000   268,150
Medtronic . . . . . . . . . .   6,000   307,260
                                       --------
                                        575,410
                                       --------
HOUSEHOLD PRODUCTS - 2.7%
Kimberly-Clark. . . . . . . .   3,500   209,300
                                       --------
INDUSTRIAL
CONGLOMERATES - 2.9%
United Technologies . . . . .   3,500   226,205
                                       --------
INSURANCE - 8.9%
Allstate. . . . . . . . . . .   7,000   235,900
St. Paul Companies. . . . . .   5,500   241,835
UNUMProvident . . . . . . . .   7,800   206,778
                                       --------
                                        684,513
                                       --------

----------------
*    Non-income  producing  security.
See  Notes  to  Financial  Statements.


                                    - P-51 -

SELIGMAN  PORTFOLIOS,  INC.
--------------------------------------------------------------------------------
PORTFOLIOS  OF  INVESTMENTS  (continued)
--------------------------------------------------------------------------------
SELIGMAN  LARGE-CAP  VALUE  PORTFOLIO  (continued)

                           SHARES    VALUE
                           ------  ----------

PAPER AND FOREST
PRODUCTS - 5.7%
Georgia-Pacific . . . . .   8,000  $  220,880
International Paper . . .   5,500     221,925
                                   ----------

                                      442,805
                                   ----------

PHARMACEUTICALS - 6.4%
American Home Products. .   3,900     239,304
Bristol-Myers Squibb. . .   5,000     255,000
                                   ----------

                                      494,304
                                   ----------

RETAILING - 6.8%
Costco Wholesale* . . . .   6,000     266,340
RadioShack .. . . . . . .   8,500     255,850
                                   ----------

                                      522,190
                                   ----------

TELECOMMUNICATION
SERVICES - 2.6%
Sprint FON Group. . . . .  10,000     200,800
                                   ----------

                           SHARES  VALUE
                           ------  ----------

TOBACCO - 3.3%
Philip Morris . . . . . .   5,500  $  252,175
                                   ----------

UTILITIES - 6.2%
AES . . . . . . . . . . .   3,400      55,590
Dynegy. . . . . . . . . .   6,000     153,000
El Paso . . . . . . . . .   6,100     272,121
                                   ----------

                                      480,711
                                   ----------

TOTAL INVESTMENTS - 97.6%
  (Cost $7,011,529). . . .          7,521,317

OTHER ASSETS
  LESS LIABILITIES - 2.4%             186,644
                                   ----------

NET ASSETS - 100.0%. . . .         $7,707,961
                                   ==========

--------------------------------------------------------------------------------
SELIGMAN  SMALL-CAP  VALUE  PORTFOLIO

                                   SHARES      VALUE
                                   -------  -----------
COMMON STOCKS - 111.2%
AEROSPACE
AND DEFENSE - 3.2%
Cubic . . . . . . . . . . . . . .   64,650  $ 3,320,424
                                            -----------
CHEMICALS - 9.8%
Crompton. . . . . . . . . . . . .  233,500    2,101,500
Minerals Technologies . . . . . .   50,000    2,332,000
NOVA Chemicals (Canada) . . . . .  170,000    3,275,900
Olin. . . . . . . . . . . . . . .  164,100    2,648,574
                                            -----------
                                             10,357,974
                                            -----------
COMMERCIAL SERVICES
AND SUPPLIES - 6.2%
Cadmus Communications . . . . . .  129,650    1,387,255
Korn/Ferry International. . . . .  260,000    2,769,000
Pittston Brink's Group. . . . . .  106,272    2,348,611
                                            -----------
                                              6,504,866
                                            -----------
CONSUMER STAPLES - 5.4%
Constellation Brands (Class B)*.    65,000    2,785,250
Fresh Del Monte Produce*. . . . .  195,000    2,934,750
                                            -----------
                                              5,720,000
                                            -----------
                                   SHARES      VALUE
                                   -------  -----------
CONTAINERS AND
PACKAGING - 5.1%
BWAY* . . . . . . . . . . . . . .  245,000  $ 2,695,000
Smurfit-Stone Container*. . . . .  170,000    2,714,050
                                            -----------
                                              5,409,050
                                            -----------
ENERGY - 4.9%
Smith International*. . . . . . .   60,000    3,217,200
Universal Compression
  Holdings* . . . . . . . . . . .   64,100    1,890,309
                                            -----------
                                              5,107,509
                                            -----------
FINANCIALS - 17.8%
Allmerica Financial . . . . . . .   70,000    3,118,500
Berkley (W.R.). . . . . . . . . .   40,000    2,148,000
Commercial Federal. . . . . . . .  110,000    2,585,000
Mutual Risk Management. . . . . .  484,600    3,537,580
PartnerRe (Bermuda) . . . . . . .   50,000    2,700,000
PMI Group (The) . . . . . . . . .   47,000    3,149,470
RenaissanceRe Holdings
  (Bermuda) . . . . . . . . . . .   16,000    1,526,400
                                            -----------
                                             18,764,950
                                            -----------

----------------

*    Non-income  producing  security.
See  Notes  to  Financial  Statements.


                                    - P-52 -

                         SELIGMAN  PORTFOLIOS,  INC.
--------------------------------------------------------------------------------
                                                               December 31, 2001
--------------------------------------------------------------------------------
SELIGMAN  SMALL-CAP  VALUE  PORTFOLIO  (continued)


                                    SHARES       VALUE
                                    -------  -------------

HEALTH CARE EQUIPMENT
AND SUPPLIES - 3.4%
Edwards Lifesciences*. . . . . . .  130,000  $  3,591,900
                                             -------------
HEALTH CARE PROVIDERS
AND SERVICES - 9.9%
Apria Healthcare Group*. . . . . .  110,000     2,748,900
Omnicare . . . . . . . . . . . . .  119,000     2,960,720
Oxford Health Plans* . . . . . . .   90,000     2,712,600
Pharmacopeia*. . . . . . . . . . .  141,500     1,967,558
                                             -------------
                                               10,389,778
                                             -------------
HOUSEHOLD DURABLES - 5.7%
Furniture Brands International* .   100,000     3,202,000
Harman International
  Industries . . . . . . . . . . .   63,000     2,841,300
                                             -------------
                                                6,043,300
                                             -------------
MACHINERY - 7.6%
Mueller Industries*. . . . . . . .   79,000     2,626,750
Navistar International . . . . . .   60,000     2,370,000
Stewart & Stevenson Services .      160,000     3,008,800
                                             -------------
                                                8,005,550
                                             -------------
OIL AND GAS - 2.1%
Valero Energy. . . . . . . . . . .   56,500     2,153,780
                                             -------------
PAPER AND FOREST
PRODUCTS - 2.4%
Westvaco . . . . . . . . . . . . .   90,000     2,560,500
                                             -------------
REAL ESTATE - 1.5%
Innkeepers USA Trust . . . . . . .  154,900     1,518,020
                                             -------------
                                    SHARES       VALUE
                                    -------  -------------
RETAILING - 12.2%
Abercrombie & Fitch (Class A)*      130,000  $  3,448,900
Fred's . . . . . . . . . . . . . .   68,125     2,790,059
Urban Outfitters*. . . . . . . . .  166,000     3,993,130
Wet Seal (The) (Class A)*. . . . .  110,000     2,611,400
                                             -------------
                                               12,843,489
                                             -------------
SOFTWARE AND
SERVICES - 2.6%
StorageNetworks* . . . . . . . . .  446,700     2,751,672
                                             -------------
TECHNOLOGY HARDWARE
AND EQUIPMENT - 5.6%
Agere Systems (Class A)* . . . . .  600,000     3,414,000
Trimble Navigation*. . . . . . . .  151,000     2,446,955
                                             -------------
                                                5,860,955
                                             -------------
TRANSPORTATION - 3.2%
Continental Airlines*. . . . . . .  130,000     3,407,300
                                             -------------
UTILITIES - 2.6%
Sierra Pacific Resources . . . . .  180,400     2,715,020
                                             -------------
TOTAL COMMON STOCKS
(Cost $99,437,890) . . . . . . . .             117,026,037
REPURCHASE
AGREEMENT - 3.3%
  (Cost $3,500,000). . . . . . . .              3,500,000
                                             -------------
TOTAL INVESTMENTS - 114.5%
  (Cost $102,937,890). . . . . . .            120,526,037
OTHER ASSETS
  LESS LIABILITIES - (14.5)%                  (15,257,626)
                                             -------------

NET ASSETS - 100.0%. . . . . . . .           $105,268,411
                                             -------------

*    Non-income  producing  security.
See  Notes  to  Financial  Statements.


                                    - P-53 -

                                                SELIGMAN  PORTFOLIOS,  INC.
---------------------------------------------------------------------------------------------------------------------------------
STATEMENTS  OF  ASSETS  AND  LIABILITIES
---------------------------------------------------------------------------------------------------------------------------------

                                                                        SELIGMAN      SELIGMAN        SELIGMAN
                                             SELIGMAN      SELIGMAN       CASH         COMMON      COMMUNICATIONS      SELIGMAN
                                               BOND        CAPITAL     MANAGEMENT      STOCK       AND INFORMATION     FRONTIER
                                             PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO        PORTFOLIO       PORTFOLIO
                                            -----------  ------------  -----------  ------------  -----------------  ------------
ASSETS:
Investments, at value (see
  portfolios of investments):
Long-term holdings . . . . . . . . . . . .  $6,259,442   $27,782,276   $  0,000,00  $23,380,179   $    115,630,168   $12,833,252
Short-term holdings. . . . . . . . . . . .     775,000             -    12,261,768            -         14,500,000             -
                                            -----------  ------------  -----------  ------------  -----------------  ------------
Total Investments. . . . . . . . . . . . .   7,034,442    27,782,276    12,261,768   23,380,179        130,130,168    12,833,252
Cash*. . . . . . . . . . . . . . . . . . .       6,370       160,623         7,898      489,770             59,102       438,739
Dividends and Interest receivable. . . . .      82,597         7,364           261       25,107              5,296         2,756
Receivable for Capital Stock sold. . . . .      10,021        28,038             -        7,842            156,468         7,277
Receivable for securities sold . . . . . .           -       477,920             -            -                  -             -
Other. . . . . . . . . . . . . . . . . . .          88           487         7,252          405              1,915           213
                                            -----------  ------------  -----------  ------------  -----------------  ------------
TOTAL ASSETS . . . . . . . . . . . . . . .   7,133,518    28,456,708    12,277,179   23,903,303        130,352,949    13,282,237
                                            -----------  ------------  -----------  ------------  -----------------  ------------
LIABILITIES:
Payable for securities purchased . . . . .           -       262,609             -       99,320             80,339        60,445
Payable for Capital Stock redeemed . . . .      11,728           163        36,745        9,009            111,278         7,951
Payable to the Manager . . . . . . . . . .       2,399         9,529         4,338        8,121             81,982         8,271
Accrued expenses and other . . . . . . . .      16,811        42,614        24,934       30,987            118,953        31,750
                                            -----------  ------------  -----------  ------------  -----------------  ------------
TOTAL LIABILITIES. . . . . . . . . . . . .      30,938       314,915        66,017      147,437            392,552       108,417
                                            -----------  ------------  -----------  ------------  -----------------  ------------
NET ASSETS . . . . . . . . . . . . . . . .  $7,102,580   $28,141,793   $12,211,162  $23,755,866   $    129,960,397   $13,173,820
                                            ===========  ============  ===========  ============  =================  ============
COMPOSITION OF NET ASSETS:
Capital Stock, $0.001 at par . . . . . . .  $      693   $     2,276   $    12,210  $     2,192   $         10,327   $     1,004
Additional paid-in-capital . . . . . . . .   6,974,165    35,224,443    12,196,686   23,548,782        153,420,695    12,785,906
Undistributed/accumulated net
  investment income (loss) . . . . . . . .     356,893        (5,509)            -      157,113             (4,268)       (3,673)
Undistributed/accumulated net
  realized gain (loss) . . . . . . . . . .    (254,333)   (9,529,320)        2,266   (1,837,065)       (26,201,031)     (508,490)
Net unrealized appreciation
  (depreciation) of investments. . . . . .      25,162     2,449,903             -    1,884,844          2,734,674       899,073
Net unrealized appreciation (depreciation)
  on translation of assets
  and liabilities denominated
  in foreign currencies and
  forward currency contracts . . . . . . .           -             -             -            -                  -             -
                                            -----------  ------------  -----------  ------------  -----------------  ------------
NET ASSETS . . . . . . . . . . . . . . . .  $7,102,580   $28,141,793   $12,211,162  $23,755,866   $    129,960,397   $13,173,820
                                            ===========  ============  ===========  ============  =================  ============
  Class 1. . . . . . . . . . . . . . . . .  $7,102,580   $24,349,400   $12,211,162  $23,755,866   $    113,423,536   $13,173,820
  Class 2                                                $ 3,792,393                              $     16,536,861
SHARES OF CAPITAL STOCK
  OUTSTANDING
  Class 1. . . . . . . . . . . . . . . . .     693,034     1,968,889    12,209,884    2,192,328          9,008,198     1,003,721
  Class 2                                                    307,369                                     1,319,373
NET ASSET VALUE PER SHARE
  Class 1. . . . . . . . . . . . . . . . .  $    10.25   $     12.37   $      1.00  $     10.84   $          12.59   $     13.12
                                            ===========  ============  ===========  ============  =================  ============
  Class 2                                                $     12.34                              $          12.53
                                                         ============                             =================


                                    - P-54 -

                                                   SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              December 31, 2001
-------------------------------------------------------------------------------------------------------------------------------

                SELIGMAN
SELIGMAN         GLOBAL       SELIGMAN      SELIGMAN                     SELIGMAN        SELIGMAN     SELIGMAN      SELIGMAN
GLOBAL          SMALLER        GLOBAL       HIGHYIELD     SELIGMAN     INTERNATIONAL     LARGECAP     LARGECAP      SMALLCAP
GROWTH         COMPANIES     TECHNOLOGY       BOND         INCOME         GROWTH          GROWTH        VALUE         VALUE
PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
------------  ------------  ------------  -------------  -----------  ---------------  ------------  -----------  -------------
  4,501,948  $ 9,661,270   $18,545,167   $  11,658,908  $ 4,337,339  $    4,702,735   $ 3,798,766   $7,521,317   $ 117,026,037
          -             -             -        710,000            -                -                          -      3,500,000
------------  ------------  ------------  -------------  -----------  ---------------  ------------  -----------  -------------
  4,501,948     9,661,270    18,545,167     12,368,908    4,337,339        4,702,735     3,798,766    7,521,317    120,526,037
    288,098       421,876     2,880,749          2,067       88,731          100,098       253,503      194,963         65,213
      6,842         9,356         3,827        262,090       30,179           11,775         3,526       18,075         37,382
     14,866        58,038       466,580         30,063            -           21,041        25,157       24,123        634,114
     57,684         8,273        49,037              -       33,224                -        85,884            -         61,240
         90           173           343            186           62               88            67           88            449
------------  ------------  ------------  -------------  -----------  ---------------  ------------  -----------  -------------
  4,869,528    10,158,986    21,945,703     12,663,314    4,489,535        4,835,737     4,166,903    7,758,566    121,324,435
------------  ------------  ------------  -------------  -----------  ---------------  ------------  -----------  -------------
    174,903        41,934        76,945         99,870       10,060                -       199,720        9,995          2,920
     12,958        57,385        58,452         28,986          533           18,448        23,553       24,396     15,897,699
      2,983         1,335        10,714          5,125        1,510            3,309         2,331        5,155         92,372
     19,716        40,896        47,505         19,739       18,645           20,892        11,328       11,059         63,033
------------  ------------  ------------  -------------  -----------  ---------------  ------------  -----------  -------------
    210,560       141,550       193,616        153,720       30,748           42,649       236,932       50,605     16,056,024
------------  ------------  ------------  -------------  -----------  ---------------  ------------  -----------  -------------
  4,658,968  $ 10,017,436  $ 21,752,087  $  12,509,594  $ 4,458,787  $     4,793,088  $  3,929,971  $ 7,707,961  $ 105,268,411
============  ============  ============  =============  ===========  ===============  ============  ===========  =============
      1,159  $        969  $      1,679  $       2,049  $       493  $           596  $        526  $       737         $8,073
  6,000,119    10,831,961    32,043,090     23,733,031    4,645,646        7,513,354     5,947,745    7,344,375     86,072,757
     (5,539)       (5,535)       (3,107)     1,404,678      154,440           (8,001)       (1,311)      69,313         (1,911)
 (1,354,506)     (744,748)   (9,552,536)   (11,472,599)    (415,136)      (2,489,214)   (1,793,469)    (216,252)   1,601,345**
     57,395       188,896      (603,080)    (1,157,565)      73,344         (153,732)     (223,520)     509,788     17,588,147
    (39,660)     (254,107)     (133,959)             -            -          (69,915)            -            -              -
------------  ------------  ------------  -------------  -----------  ---------------  ------------  -----------  -------------
  4,658,968  $ 10,017,436  $ 21,752,087  $ 12,509,594   $ 4,458,787  $     4,793,088  $  3,929,971  $ 7,707,961  $ 105,268,411
============  ============  ============  =============  ===========  ===============  ============  ===========  =============
  4,658,968  $ 10,017,436  $ 18,532,984  $ 12,509,594   $ 4,458,787  $     4,793,088  $  3,929,971  $ 7,707,961  $ 100,089,890
                            $ 3,219,103                                                                           $  5,178,521
  1,159,249       969,294     1,430,299      2,049,250      493,067          595,656       525,970      736,944      7,676,042
                                248,950                                                                                397,241
       4.02  $      10.33  $      12.96  $       6.10   $      9.04  $          8.05  $       7.47  $     10.46  $       13.04
============  ============  ============  =============  ===========  ===============  ============  ===========  =============
                            $     12.93                                                                           $      13.04
                            ============                                                                          =============





      7,757  $   106,185   $   558,708   $          -   $        -   $        5,796   $         -   $        -   $          -


                                    - P-55 -

SELIGMAN  PORTFOLIOS,  INC.
---------------------------------------------------------------------------------------------------------------------------------
STATEMENTS  OF OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                       SELIGMAN
                                                                         SELIGMAN      SELIGMAN     COMMUNICATIONS
                                             SELIGMAN      SELIGMAN        CASH         COMMON           AND           SELIGMAN
                                               BOND        CAPITAL      MANAGEMENT      STOCK        INFORMATION       FRONTIER
                                             PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO
                                            -----------  ------------  ------------  ------------  ----------------  ------------

INVESTMENT INCOME:
Interest . . . . . . . . . . . . . . . . .  $  404,769   $    25,641   $   573,134   $    28,180   $       555,454   $    33,147
Dividends* . . . . . . . . . . . . . . . .           -        64,266             -       294,153            68,187        30,120
Other. . . . . . . . . . . . . . . . . . .       1,280         4,098             -         1,994            33,345        25,017
                                            -----------  ------------  ------------  ------------  ----------------  ------------

TOTAL INVESTMENT INCOME. . . . . . . . . .     406,049        94,005       573,134       324,327           656,986        88,284
                                            -----------  ------------  ------------  ------------  ----------------  ------------

EXPENSES:
Management fee . . . . . . . . . . . . . .      27,186       122,272        58,419       110,069         1,036,033       105,612
Auditing fee . . . . . . . . . . . . . . .       8,102        19,418        12,683        18,122            69,028        11,920
Custody and related services . . . . . . .       5,732        16,190        15,410        11,875            44,145        37,826
Directors' fees and expenses . . . . . . .       4,387         5,373         5,288         5,245             9,567         4,695
Registration . . . . . . . . . . . . . . .       1,458         8,654         3,612         3,283            20,680         4,967
Shareholder reports and communications . .       1,359         8,657         2,067         3,668            21,275         4,964
Legal fee. . . . . . . . . . . . . . . . .       1,300         3,450         1,259         3,100            12,276         1,500
Shareholder account services . . . . . . .           -        26,500             -             -            49,195             -
Distribution and service fees - Class 2. .           -         6,812             -             -            40,404             -
Miscellaneous. . . . . . . . . . . . . . .       1,767         3,265         7,223         5,805            16,032         2,919
                                            -----------  ------------  ------------  ------------  ----------------  ------------

TOTAL EXPENSES BEFORE WAIVER/
  REIMBURSEMENT. . . . . . . . . . . . . .      51,291       220,591       105,961       161,167         1,318,635       174,403
Waiver/reimbursement of
  expenses . . . . . . . . . . . . . . . .      (8,779)      (26,421)      (95,036)            -                 -       (31,880)
                                            -----------  ------------  ------------  ------------  ----------------  ------------

TOTAL EXPENSES AFTER WAIVER/
  REIMBURSEMENT. . . . . . . . . . . . . .      42,512       194,170        10,925       161,167         1,318,635       142,523
                                            -----------  ------------  ------------  ------------  ----------------  ------------

NET INVESTMENT INCOME (LOSS) . . . . . . .     363,537      (100,165)      562,209       163,160          (661,649)      (54,239)
                                            -----------  ------------  ------------  ------------  ----------------  ------------

NET REALIZED AND
  UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS:
Net realized gain (loss) on investments. .      88,103    (9,249,754)            -    (1,188,028)      (18,830,147)     (437,422)
Net realized loss from foreign
  currency transactions. . . . . . . . . .           -            --                           -                 -             -
Net change in unrealized
  appreciation/depreciation
  of investments . . . . . . . . . . . . .    (110,694)    2,958,885             -    (2,843,798)       23,536,146      (892,119)
Net change in unrealized
  appreciation/depreciation on
  translation of assets and liabilities
  denominated in foreign currencies
  and forward currency contracts . . . . .           -            --             -             -                 -             -
                                            -----------  ------------  ------------  ------------  ----------------  ------------

NET GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS. . . . . .     (22,591)   (6,290,869)            -    (4,031,826)        4,705,999    (1,329,541)
                                            -----------  ------------  ------------  ------------  ----------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS. . . . . . . . . . . . .  $  340,946   $(6,391,034)  $   562,209   $(3,868,666)  $     4,044,350   $(1,383,780)
                                            ===========  ============  ============  ============  ================  ============

-------------------
* Net of foreign tax withheld as follows:   $        -   $         -   $         -   $     1,325   $         1,895   $         -
See Notes to Financial Statements.


                                    - P-56 -

SELIGMAN  PORTFOLIOS,  INC.
-------------------------------------------------------------------------------------------------------------------------------
For  the  Year  Ended  December  31,  2001
-------------------------------------------------------------------------------------------------------------------------------

                     SELIGMAN        SELIGMAN      SELIGMAN                   SELIGMAN       SELIGMAN     SELIGMAN      SELIGMAN
SELIGMAN          GLOBAL SMALLER      GLOBAL      HIGH-YIELD    SELIGMAN    INTERNATIONAL   LARGE-CAP     LARGE-CAP    SMALL-CAP
GLOBAL GROWTH       COMPANIES       TECHNOLOGY       BOND        INCOME        GROWTH         GROWTH        VALUE        VALUE
PORTFOLIO           PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
---------------  ----------------  ------------  ------------  -----------  -------------  ------------  -----------  ------------

           157   $             -   $         -   $ 1,329,784   $  155,851   $        127   $     2,930   $    2,594   $    86,874
        71,886            79,987        38,404       165,766       31,905         86,834        27,854      122,861       380,823
        20,460            25,723        82,900         7,570        3,528         15,109             -            -             -
---------------  ----------------  ------------  ------------  -----------  -------------  ------------  -----------  ------------

        92,503           105,710       121,304     1,503,120      191,284        102,070        30,784      125,455       467,697
---------------  ----------------  ------------  ------------  -----------  -------------  ------------  -----------  ------------

        60,411           115,949       229,724        67,105       19,211         58,733        30,538       51,296       519,314
         8,269            10,531        16,048        11,587        7,682          8,155         7,542        8,084        27,175
        24,945            83,440        62,530        12,624       10,279         27,540         1,177          822        15,582
         4,387             4,603         5,082         4,671        4,320          4,372         4,307        4,359         5,213
         2,325             2,800        10,841         2,295        1,345          2,328         1,846        1,896        24,468
         1,428             1,727        10,289         1,933        1,213          1,400           900        1,201        10,354
         1,000             1,200         2,700         1,600          900          1,228         1,200        1,000         3,587
             -                 -        29,732             -            -              -            --                     25,068
             -                 -         4,262             -            -              -            --                      3,741
         2,118             6,629         3,006         3,088        4,052          1,955         1,750        1,740         1,986
---------------  ----------------  ------------  ------------  -----------  -------------  ------------  -----------  ------------

       104,883           226,879       374,214       104,903       49,002        105,711        49,260       70,398       636,488
       (20,307)          (64,573)      (48,187)      (10,334)     (18,236)       (23,484)      (16,934)     (17,199)      (15,582)
---------------  ----------------  ------------  ------------  -----------  -------------  ------------  -----------  ------------

        84,576           162,306       326,027        94,569       30,766         82,227        32,326       53,199       620,906
---------------  ----------------  ------------  ------------  -----------  -------------  ------------  -----------  ------------

         7,927           (56,596)     (204,723)    1,408,551      160,518         19,843        (1,542)      72,256      (153,209)
---------------  ----------------  ------------  ------------  -----------  -------------  ------------  -----------  ------------

    (1,230,578)         (243,212)   (8,298,427)   (6,794,756)    (151,802)    (1,170,348)   (1,581,484)    (211,612)    1,998,203
       (63,730)         (476,193)     (219,215)            -            -        (63,653)            -            -             -
      (102,735)       (1,509,428)    2,684,661     3,266,289     (111,133)      (237,497)      570,437     (377,822)   15,045,255
      (165,513)          140,094      (628,320)            -            -       (254,737)            -            -             -
---------------  ----------------  ------------  ------------  -----------  -------------  ------------  -----------  ------------

    (1,562,556)       (2,088,739)   (6,461,301)   (3,528,467)    (262,935)    (1,726,235)   (1,011,047)    (589,434)   17,043,458
---------------  ----------------  ------------  ------------  -----------  -------------  ------------  -----------  ------------

    (1,554,629)  $    (2,145,335)  $(6,666,024)  $(2,119,916)  $ (102,417)  $ (1,706,392)  $(1,012,589)  $ (517,178)  $16,890,249
---------------  ----------------  ------------  ------------  -----------  -------------  ------------  -----------  ------------


          7,848  $         8,763   $    10,475   $         -   $      232   $     11,401   $        98   $        -   $     2,167
===============  ================  ============  ============  ===========  =============  ============  ===========  ============


                                    - P-57 -

                                     SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------

                                                         SELIGMAN                      SELIGMAN
                                                      BOND PORTFOLIO              CAPITAL PORTFOLIO*
                                                --------------------------  ----------------------------
                                                  YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                --------------------------  ----------------------------
                                                    2001          2000          2001           2000
                                                ------------  ------------  -------------  -------------
OPERATIONS:
Net Investment income (loss) . . . . . . . . .  $   363,537   $   350,076   $   (100,165)  $     28,295
Net realized gain (loss) on investments. . . .       88,103      (115,348)    (9,249,754)    11,018,398
Net realized gain (loss) from
  foreign currency transactions. . . . . . . .           --                            -              -
Net change in unrealized appreciation/
  depreciation of investments. . . . . . . . .     (110,694)      330,845      2,958,885     (9,230,182)
Net change in unrealized appreciation/
  depreciation on translation of assets
  and liabilities denominated in foreign
  currencies and forward currency
  contracts. . . . . . . . . . . . . . . . . .           --                            -              -
                                                ------------  ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS. . . . . . . . . . . . . . .      340,946       565,573     (6,391,034)     1,816,511
                                                ------------  ------------  -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income - Class 1+ . . . . . . .     (349,249)            -        (28,303)             -
Net realized short-term gain on investments:+
  Class 1. . . . . . . . . . . . . . . . . . .            -             -     (4,599,251)    (1,883,592)
  Class 2. . . . . . . . . . . . . . . . . . .            -             -       (709,790)       (67,345)
Net realized long-term gain on investments:
  Class 1. . . . . . . . . . . . . . . . . . .            -             -     (5,091,018)             -
  Class 2. . . . . . . . . . . . . . . . . . .            -             -       (785,683)             -
                                                ------------  ------------  -------------  -------------
DECREASE IN NET ASSETS
FROM DISTRIBUTIONS . . . . . . . . . . . . . .     (349,249)            -    (11,214,045)    (1,950,937)
                                                ------------  ------------  -------------  -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares:
  Class 1. . . . . . . . . . . . . . . . . . .    5,886,747     3,192,081      3,441,538     20,226,591
  Class 2. . . . . . . . . . . . . . . . . . .            -             -      2,930,647      1,892,120
Shares issued in payment of:
  Dividends - Class 1. . . . . . . . . . . . .      349,249             -         28,303              -
  Gain distributions:
  Class 1. . . . . . . . . . . . . . . . . . .            -             -      9,690,269      1,883,592
  Class 2. . . . . . . . . . . . . . . . . . .            -             -      1,495,473         67,345
                                                ------------  ------------  -------------  -------------
Total .. . . . . . . . . . . . . . . . . . . .    6,235,996     3,192,081     17,586,230     24,069,648
                                                ------------  ------------  -------------  -------------
Cost of shares redeemed:
  Class 1. . . . . . . . . . . . . . . . . . .   (5,607,732)   (2,222,183)   (10,152,891)   (12,738,591)
  Class 2. . . . . . . . . . . . . . . . . . .            -             -       (393,286)       (75,605)
                                                ------------  ------------  -------------  -------------
Total .. . . . . . . . . . . . . . . . . . . .   (5,607,732)   (2,222,183)   (10,546,177)   (12,814,196)
                                                ------------  ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  CAPITAL SHARE TRANSACTIONS . . . . . . . . .      628,264       969,898      7,040,053     11,255,452

INCREASE (DECREASE) IN NET ASSETS. . . . . . .      619,961     1,535,471    (10,565,026)    11,121,026

NET ASSETS:
Beginning of year. . . . . . . . . . . . . . .    6,482,619     4,947,148     38,706,819     27,585,793
                                                ------------  ------------  -------------  -------------
END OF YEAR. . . . . . . . . . . . . . . . . .  $ 7,102,580   $ 6,482,619   $ 28,141,793   $ 38,706,819
                                                ============  ============  =============  =============


                                                          SELIGMAN
                                                 CASH MANAGEMENT PORTFOLIO
                                                  YEAR ENDED DECEMBER 31,
                                                ---------------------------
                                                    2001         2000
                                                -------------  -------------
OPERATIONS:
Net Investment income (loss) . . . . . . . . .  $    562,209   $    799,641
Net realized gain (loss) on investments. . . .             -           (107)
Net realized gain (loss) from
  foreign currency transactions. . . . . . . .             -              -
Net change in unrealized appreciation/
  depreciation of investments. . . . . . . . .             -              -
Net change in unrealized appreciation/
  depreciation on translation of assets
  and liabilities denominated in foreign
  currencies and forward currency
  contracts. . . . . . . . . . . . . . . . . .             -              -
                                                -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      562,209        799,534
                                                -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income - Class 1+ . . . . . . .      (562,209)      (799,641)
Net realized short-term gain on investments:+
  Class 1. . . . . . . . . . . . . . . . . . .             -              -
  Class 2. . . . . . . . . . . . . . . . . . .             -              -
Net realized long-term gain on investments:
  Class 1. . . . . . . . . . . . . . . . . . .             -              -
  Class 2. . . . . . . . . . . . . . . . . . .             -              -
                                                -------------  -------------
DECREASE IN NET ASSETS
FROM DISTRIBUTIONS .                                (562,209)      (799,641)
                                                -------------  -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares:
  Class 1. . . . . . . . . . . . . . . . . . .   112,248,040     67,583,046
  Class 2. . . . . . . . . . . . . . . . . . .             -              -
Shares issued in payment of:
  Dividends - Class 1. . . . . . . . . . . . .       562,209        799,641
  Gain distributions:
  Class 1. . . . . . . . . . . . . . . . . . .             -              -
  Class 2. . . . . . . . . . . . . . . . . . .             -              -
                                                -------------  -------------
Total. . . . . . . . . . . . . . . . . . . . .   112,810,249     68,382,687
                                                -------------  -------------
Cost of shares redeemed:
  Class 1. . . . . . . . . . . . . . . . . . .  (112,917,253)   (73,675,795)
  Class 2. . . . . . . . . . . . . . . . . . .             -              -
                                                -------------  -------------
Total. . . . . . . . . . . . . . . . . . . . .  (112,917,253)   (73,675,795)
                                                -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  CAPITAL SHARE TRANSACTIONS . . . . . . . . .      (107,004)    (5,293,108)
                                                -------------  -------------
INCREASE (DECREASE) IN NET ASSETS. . . . . . .      (107,004)    (5,293,215)

NET ASSETS:
Beginning of year . . . . . . . . . . . . . .     12,318,166     17,611,381
                                                -------------  -------------
END OF YEAR . . . . . . . . . . . . . . . . .   $ 12,211,162   $ 12,318,166
                                                =============  =============

----------------
*    The Portfolio began offering Class 2 shares on August 30, 2000.
**   The Portfolio began offering Class 2 shares on May 1, 2000.
+    For tax purposes, these distributions are considered ordinary income.
See Notes to Financial Statements.



                                   -- P-58 --

                                                SELIGMAN PORTFOLIOS, INC.
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
         SELIGMAN                      SELIGMAN                                                    SELIGMAN
       COMMON STOCK               COMMUNICATIONS AND                  SELIGMAN                   GLOBAL GROWTH
         PORTFOLIO               INFORMATION PORTFOLIO**         FRONTIER PORTFOLIO                PORTFOLIO
   YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
----------------------------  ----------------------------  ----------------------------  ---------------------------
    2001           2000           2001           2000           2001           2000           2001          2000
-------------  -------------  -------------  -------------  -------------  -------------  ------------  -------------
     163,160  $    279,228   $   (661,649)  $   (987,286)  $    (54,239)  $   (164,944)  $     7,927   $    (63,307)
  (1,188,028)     2,170,179    (18,830,147)    17,691,316       (437,422)     1,269,407    (1,230,578)     3,546,035
           -              -              -              -              -              -       (63,730)      (475,498)
  (2,843,798)    (6,574,404)    23,536,146    (93,120,418)      (892,119)    (3,607,941)     (102,735)    (4,473,781)
           -              -              -              -              -              -      (165,513)       229,684
-------------  -------------  -------------  -------------  -------------  -------------  ------------  -------------
  (3,868,666)    (4,124,997)     4,044,350    (76,416,388)    (1,383,780)    (2,503,478)   (1,554,629)    (1,236,867)
-------------  -------------  -------------  -------------  -------------  -------------  ------------  -------------
    (278,079)       (11,162)             -              -              -              -             -              -
    (343,284)      (116,081)             -    (10,403,730)             -              -      (421,269)       (62,880)
           -              -              -       (602,781)             -              -             -              -
  (2,472,028)    (1,299,209)   (21,538,858)    (7,089,001)      (910,887)             -    (2,661,546)       (67,801)
           -              -     (3,112,342)      (410,729)             -              -             -              -
-------------  -------------  -------------  -------------  -------------  -------------  ------------  -------------
  (3,093,391)    (1,426,452)   (24,651,200)   (18,506,241)      (910,887)             -    (3,082,815)      (130,681)
-------------  -------------  -------------  -------------  -------------  -------------  ------------  -------------
  26,046,078     13,873,150     24,384,089     70,820,745     22,190,724     53,005,443     4,467,914      9,426,103
           -              -     23,787,944     14,089,125              -              -             -              -
     278,079         11,162              -              -              -              -             -              -
   2,815,312      1,415,290     21,538,858     17,492,731        910,887              -     3,082,815        130,681
           -              -      3,112,342      1,013,510              -              -             -              -
-------------  -------------  -------------  -------------  -------------  -------------  ------------  -------------
  29,139,469     15,299,602     72,823,233    103,416,111     23,101,611     53,005,443     7,550,729      9,556,784
-------------  -------------  -------------  -------------  -------------  -------------  ------------  -------------
 (31,159,369)   (24,313,051)   (44,047,037)   (83,705,844)   (24,644,354)   (59,196,569)   (6,602,136)   (11,730,170)
           -              -    (13,932,359)    (3,025,477)             -              -             -              -
-------------  -------------  -------------  -------------  -------------  -------------  ------------  -------------
 (31,159,369)   (24,313,051)   (57,979,396)   (86,731,321)   (24,644,354)   (59,196,569)   (6,602,136)   (11,730,170)
-------------  -------------  -------------  -------------  -------------  -------------  ------------  -------------
  (2,019,900)    (9,013,449)    14,843,837     16,684,790     (1,542,743)    (6,191,126)      948,593     (2,173,386)
-------------  -------------  -------------  -------------  -------------  -------------  ------------  -------------
  (8,981,957)   (14,564,898)    (5,763,013)   (78,237,839)    (3,837,410)    (8,694,604)   (3,688,851)    (3,540,934)
  32,737,823     47,302,721    135,723,410    213,961,249     17,011,230     25,705,834     8,347,819     11,888,753
-------------  -------------  -------------  -------------  -------------  -------------  ------------  -------------
$ 23,755,866   $ 32,737,823   $129,960,397   $135,723,410   $ 13,173,820   $ 17,011,230   $ 4,658,968   $  8,347,819
=============  =============  =============  =============  =============  =============  ============  =============


                                   -- P-59 --

                                     SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------------------------------

                                                         SELIGMAN                    SELIGMAN
                                                      GLOBAL SMALLER             GLOBAL TECHNOLOGY
                                                    COMPANIES PORTFOLIO             PORTFOLIO**
                                                --------------------------  ----------------------------
                                                  YEAR ENDED DECEMBER 31,     YEAR ENDED DECEMBER 31,
                                                --------------------------  ----------------------------
                                                    2001          2000          2001           2000
                                                ------------  ------------  -------------  -------------
OPERATIONS:
Net Investment income (loss) . . . . . . . . .  $   (56,596)  $   (86,296)  $   (204,723)  $   (150,383)
Net realized gain (loss) on investments. . . .     (243,212)    1,635,867     (8,298,427)     3,188,559
Net realized gain (loss) from
  foreign currency transactions. . . . . . . .     (476,193)     (161,603)      (219,215)      (443,395)
Net change in unrealized appreciation/
  depreciation of investments. . . . . . . . .   (1,509,428)   (3,534,739)     2,684,661    (12,355,108)
Net change in unrealized appreciation/
  depreciation on translation of assets
  and liabilities denominated in foreign
  currencies and forward currency
  contracts. . . . . . . . . . . . . . . . . .      140,094      (438,248)      (628,320)       441,841
                                                ------------  ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS. . . . . . . . . . . . . . .   (2,145,335)   (2,585,019)    (6,666,024)    (9,318,486)
                                                ------------  ------------  -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income - Class 1+ . . . . . . .            -             -              -              -
Net realized short-term gain on investments:+
Class 1. . . . . . . . . . . . . . . . . . . .            -             -        (33,491)      (755,897)
Class 2. . . . . . . . . . . . . . . . . . . .            -             -         (5,773)       (98,686)
Net realized long-term gain on investments:
Class 1. . . . . . . . . . . . . . . . . . . .   (1,508,230)     (499,106)    (3,116,989)      (199,173)
Class 2. . . . . . . . . . . . . . . . . . . .            -             -       (537,287)       (26,003)
                                                ------------  ------------  -------------  -------------
DECREASE IN NET ASSETS
  FROM DISTRIBUTIONS . . . . . . . . . . . . .   (1,508,230)     (499,106)    (3,693,540)    (1,079,759)
                                                ------------  ------------  -------------  -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares:
  Class 1. . . . . . . . . . . . . . . . . . .    5,268,951     3,552,677      8,770,914     28,608,193
  Class 2. . . . . . . . . . . . . . . . . . .            -             -      2,622,848      4,526,330
Shares issued in payment of:
  Dividends - Class 1. . . . . . . . . . . . .            -             -              -              -
  Gain distributions:
  Class 1. . . . . . . . . . . . . . . . . . .    1,508,230       499,106      3,150,480        955,070
  Class 2. . . . . . . . . . . . . . . . . . .            -             -        543,060        124,689
                                                ------------  ------------  -------------  -------------
Total .. . . . . . . . . . . . . . . . . . . .    6,777,181     4,051,783     15,087,302     34,214,282
                                                ------------  ------------  -------------  -------------
Cost of shares redeemed:
  Class 1. . . . . . . . . . . . . . . . . . .   (7,415,944)   (6,226,540)    (9,763,132)   (16,926,767)
  Class 2. . . . . . . . . . . . . . . . . . .            -             -     (1,982,091)      (207,045)
                                                ------------  ------------  -------------  -------------
Total .. . . . . . . . . . . . . . . . . . . .   (7,415,944)   (6,226,540)   (11,745,223)   (17,133,812)
                                                ------------  ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  CAPITAL SHARE TRANSACTIONS . . . . . . . . .     (638,763)   (2,174,757)     3,342,079     17,080,470
                                                ------------  ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS. . . . . . .   (4,292,328)   (5,258,882)    (7,017,485)     6,682,225

NET ASSETS:
Beginning of year. . . . . . . . . . . . . . .   14,309,764    19,568,646     28,769,572     22,087,347
                                                ------------  ------------  -------------  -------------
END OF YEAR. . . . . . . . . . . . . . . . . .  $10,017,436   $14,309,764   $ 21,752,087   $ 28,769,572
                                                ============  ============  =============  =============


                                                          SELIGMAN
                                                       HIGH-YIELD BOND
                                                          PORTFOLIO
                                                ----------------------------
                                                   YEAR ENDED DECEMBER 31,
                                                ----------------------------
                                                     2001           2000
                                                -------------  -------------
OPERATIONS:
Net Investment income (loss) . . . . . . . . .  $  1,408,551   $  2,259,692
Net realized gain (loss) on investments. . . .    (6,794,756)    (2,523,874)
Net realized gain (loss) from
  foreign currency transactions. . . . . . . .             -              -
Net change in unrealized appreciation/
  depreciation of investments. . . . . . . . .     3,266,289     (1,474,956)
Net change in unrealized appreciation/
  depreciation on translation of assets
  and liabilities denominated in foreign
  currencies and forward currency
  contracts. . . . . . . . . . . . . . . . . .             -              -
                                                -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS. . . . . . . . . . . . . . .    (2,119,916)    (1,739,138)
                                                -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income - Class 1+ . . . . . . .    (2,259,945)        (6,950)
Net realized short-term gain on investments:+
Class 1. . . . . . . . . . . . . . . . . . . .             -              -
Class 2. . . . . . . . . . . . . . . . . . . .             -              -
Net realized long-term gain on investments:
Class 1. . . . . . . . . . . . . . . . . . . .             -              -
Class 2. . . . . . . . . . . . . . . . . . . .             -              -
                                                -------------  -------------
DECREASE IN NET ASSETS
  FROM DISTRIBUTIONS . . . . . . . . . . . . .    (2,259,945)        (6,950)
                                                -------------  -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares:
  Class 1. . . . . . . . . . . . . . . . . . .    11,738,568      4,487,803
  Class 2. . . . . . . . . . . . . . . . . . .             -              -
Shares issued in payment of:
  Dividends - Class 1. . . . . . . . . . . . .     2,259,945          6,950
  Gain distributions:
  Class 1. . . . . . . . . . . . . . . . . . .             -              -
  Class 2. . . . . . . . . . . . . . . . . . .             -              -
                                                -------------  -------------
Total .. . . . . . . . . . . . . . . . . . . .    13,998,513      4,494,753
                                                -------------  -------------
Cost of shares redeemed:
  Class 1. . . . . . . . . . . . . . . . . . .   (12,189,154)   (14,560,577)
  Class 2. . . . . . . . . . . . . . . . . . .             -              -
                                                -------------  -------------
Total .. . . . . . . . . . . . . . . . . . . .   (12,189,154)   (14,560,577)
                                                -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  CAPITAL SHARE TRANSACTIONS . . . . . . . . .     1,809,359    (10,065,824)
                                                -------------  -------------
INCREASE (DECREASE) IN NET ASSETS. . . . . . .    (2,570,502)   (11,811,912)

NET ASSETS:
Beginning of year. . . . . . . . . . . . . . .    15,080,096     26,892,008
                                                -------------  -------------
END OF YEAR. . . . . . . . . . . . . . . . . .  $ 12,509,594   $ 15,080,096
                                                =============  =============

----------------
**   The Portfolio began offering Class 2 shares on May 1, 2000.
***  The Portfolio began offering Class 2 shares on May 1, 2001.
+    For tax purposes, these distributions are considered ordinary income.
See Notes to Financial Statements.


                                   -- P-60 --

                                             SELIGMAN PORTFOLIOS, INC.
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                     SELIGMAN                   SELIGMAN                    SELIGMAN
        SELIGMAN               INTERNATIONAL GROWTH             LARGE-CAP                   LARGE-CAP
    INCOME PORTFOLIO                 PORTFOLIO               GROWTH PORTFOLIO            VALUE PORTFOLIO
--------------------------  ---------------------------  --------------------------  --------------------------
  YEAR ENDED DECEMBER 31,     YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,     YEAR ENDED DECEMBER 31,
--------------------------  ---------------------------  --------------------------  --------------------------
    2001          2000          2001           2000          2001          2000          2001          2000
------------  ------------  -------------  ------------  ------------  ------------  ------------  ------------

$   160,518   $   215,478   $     19,843   $   (49,966)  $    (1,542)  $     5,200   $    72,256   $    79,519
   (151,802)     (262,142)    (1,170,348)     (402,760)   (1,581,484)      188,316      (211,612)       57,632
          -             -        (63,653)     (876,521)            -             -             -             -
   (111,133)      (98,792)      (237,497)   (2,548,051)      570,437    (1,413,665)     (377,822)    1,097,636
          -             -       (254,737)      302,991             -             -             -             -
------------  ------------  -------------  ------------  ------------  ------------  ------------  ------------

   (102,417)     (145,456)    (1,706,392)   (3,574,307)   (1,012,589)   (1,220,149)     (517,178)    1,234,787
------------  ------------  -------------  ------------  ------------  ------------  ------------  ------------

   (214,337)       (8,835)             -       (90,781)       (6,132)            -       (80,066)       (1,006)
          -             -              -       (88,864)     (194,797)            -       (24,020)            -
          -             -              -             -             -             -           - -
          -       (15,903)             -      (184,759)     (201,400)            -       (15,285)      (40,726)
          -             -              -             -             -             -             -             -
------------  ------------  -------------  ------------  ------------  ------------  ------------  ------------

   (214,337)      (24,738)             -      (364,404)     (402,329)            -      (119,371)      (41,732)
------------  ------------  -------------  ------------  ------------  ------------  ------------  ------------

  1,800,250       954,328     27,379,387     3,381,024     3,188,503     6,333,690     8,351,407     2,996,048
          -             -              -             -             -             -             -             -
    214,337         8,835              -        90,781         6,132             -        80,066         1,006
          -        15,903              -       273,623       396,197             -        39,305        40,726
          -             -              -             -             -             -             -             -
------------  ------------  -------------  ------------  ------------  ------------  ------------  ------------

  2,014,587       979,066     27,379,387     3,745,428     3,590,832     6,333,690     8,470,778     3,037,780
------------  ------------  -------------  ------------  ------------  ------------  ------------  ------------

 (2,878,577)   (3,763,855)   (28,029,388)   (2,905,725)   (3,501,157)   (3,526,701)   (6,182,781)   (3,932,202)
          -             -            - -                           -             -             -             -
------------  ------------  -------------  ------------  ------------  ------------  ------------  ------------

 (2,878,577)   (3,763,855)   (28,029,388)   (2,905,725)   (3,501,157)   (3,526,701)   (6,182,781)   (3,932,202)
------------  ------------  -------------  ------------  ------------  ------------  ------------  ------------

   (863,990)   (2,784,789)      (650,001)      839,703        89,675     2,806,989     2,287,997      (894,422)
------------  ------------  -------------  ------------  ------------  ------------  ------------  ------------

 (1,180,744)   (2,954,983)    (2,356,393)   (3,099,008)   (1,325,243)    1,586,840     1,651,448       298,633
  5,639,531     8,594,514      7,149,481    10,248,489     5,255,214     3,668,374     6,056,513     5,757,880
------------  ------------  -------------  ------------  ------------  ------------  ------------  ------------

  4,458,787  $ 5,639,531   $   4,793,088   $ 7,149,481   $ 3,929,971   $ 5,255,214   $ 7,707,961   $ 6,056,513
============  ============  =============  ============  ============  ============  ============  ============


         SELIGMAN
         SMALL-CAP
    VALUE PORTFOLIO***
----------------------------
  YEAR ENDED DECEMBER 31,
----------------------------
     2001           2000
-------------  -------------
    (153,209) $    (16,385)
   1,998,203         55,566
           -              -
  15,045,255      2,638,611
           -              -
-------------  -------------
  16,890,249      2,677,792
-------------  -------------
           -              -
    (230,278)      (216,863)
     (10,167)             -
           -              -
           -              -
-------------  -------------
    (240,445)      (216,863)
-------------  -------------
  88,823,639     12,973,661
   7,248,910              -
           -              -
     230,278        216,863
      10,167              -
-------------  -------------
  96,312,994     13,190,524
-------------  -------------
  (3,560,102)   (21,634,280)
  (2,554,826)             -
-------------  -------------
 (24,189,106)    (3,560,102)
-------------  -------------
  72,123,888      9,630,422
-------------  -------------
  88,773,692     12,091,351
  16,494,719      4,403,368
-------------  -------------
 105,268,411   $ 16,494,719
=============  =============


                                   -- P-61 --

                          SELIGMAN  PORTFOLIOS,  INC.
--------------------------------------------------------------------------------
NOTES  TO  FINANCIAL  STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION Seligman Portfolios, Inc. (the Fund) is an open-end diversified management investment company consisting of 15 separate portfolios (the Portfolios): Seligman Bond Portfolio (Bond Portfolio), Seligman Capital Portfolio (Capital Portfolio), Seligman Cash Management Portfolio (Cash Management Portfolio), Seligman Common Stock Portfolio (Common Stock Portfolio), Seligman Communications and Information Portfolio (Communications and Information Portfolio), Seligman Frontier Portfolio (Frontier Portfolio),
Seligman Global Growth Portfolio (Global Growth Portfolio), Seligman Global Smaller Companies Portfolio (Global Smaller Companies Portfolio), Seligman Global Technology Portfolio (Global Technology Portfolio), Seligman High-Yield Bond Portfolio (High-Yield Bond Portfolio), Seligman Income Portfolio (Income Portfolio), Seligman International Growth Portfolio (International Growth
Portfolio), Seligman Large-Cap Growth Portfolio (Large-Cap Growth Portfolio), Seligman Large-Cap Value Portfolio (Large-Cap Value Portfolio), and Seligman Small-Cap Value Portfolio (Small-Cap Value Portfolio), each designed to meet different investment goals. Shares of the Fund are provided as an investment medium for variable annuity and life insurance separate accounts offered by various insurance companies.

2. MULTIPLE CLASSES OF SHARES Effective May 1, 2000, the Fund began offering a second class of shares, Class 2 shares of each Portfolio, in addition to the class of shares that has been offered since inception. All shares existing prior to May 1, 2000, have been classified as Class 1 shares. Class 2 shares pay an annual distribution and service fee (12b-1 fee) of up to 0.25% of average daily net assets. Class 1 shares do not pay 12b-1 fees. The two classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

3. SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. The following summarizes the significant accounting policies of the
Fund:

     a. SECURITY VALUATION Investments in US Government and Government Agency securities, bonds, asset-backed securities, convertible securities, and stocks are valued at the most current market values or, in their absence, at fair market values determined in accordance with procedures approved by the Board of Directors. Securities traded on an exchange are valued at the last sales price or, in its absence and in the case of over-the-counter securities, at the mean of closing bid and asked prices. Short-term holdings maturing in 60 days or less are valued at amortized cost. Investments held by Cash Management Portfolio are generally valued using the amortized cost method which approximates fair value. Investments of certain other funds in the Seligman Group of Investment Companies purchased to offset the Cash Management Portfolios liability for deferred directors fees are valued at current net asset values.

     b. FOREIGN SECURITIES The Portfolios may invest up to 10% of their total assets in foreign securities (except Global Growth Portfolio, Global Smaller Companies Portfolio, Global Technology Portfolio, and International Growth Portfolio, (together, the Seligman International Portfolios), which may invest up to 100% of their total assets in foreign securities).
     Investments in foreign securities will usually be denominated in foreign currencies, and the Portfolios may temporarily hold funds in foreign currencies. The Portfolios may also invest in US dollar-denominated American Depositary Receipts (ADRs), American Depositary Shares (ADSs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and Global Depositary Shares (GDSs). ADRs and ADSs are issued by domestic banks or trust companies and evidence ownership of securities issued by foreign corporations. ADRs and ADSs are traded on United States exchanges or over-the-counter and are not included in the 10% limitation. EDRs, GDRs, and GDSs are receipts similar to ADRs and ADSs and are typically issued by foreign banks or trust companies and traded in Europe. The books and records of the Portfolios are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

     (i) market value of investment securities, other assets, and liabilities, at the daily rate of exchange as reported by a pricing service;

     (ii) purchases and sales of investment securities, income, and expenses, at the rate of exchange prevailing on the respective dates of such transactions.

          The net asset values per share of Portfolios which invest in securities denominated in foreign currencies will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on sales of securities, and net investment income and gains, if any, to be distributed to shareholders of the Portfolios. The rate of exchange between the US dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets.

          Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of shortterm securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and from the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolios books, and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of portfolio securities and other foreign currency denominated assets and liabilities at period end, resulting from changes in exchange rates. The value of cash held in foreign currencies at December 31, 2001, was substantially the same as its cost.

          The Portfolios separate that portion of the results of operations resulting from changes in the foreign exchange rates


                                   -- P-62 --

                          SELIGMAN  PORTFOLIOS,  INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     from the fluctuations arising from changes in the market prices of securities held in the portfolios. Similarly, the Portfolios separate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.

     c. FORWARD CURRENCY CONTRACTS The Seligman International Portfolios may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or other amounts receivable or payable in foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies and forward currency contracts. The gain or loss, if any, arising from the difference between the settlement value of the forward contract and the closing of such contract, is included in net realized gain or loss from foreign currency transactions. For federal income tax purposes, certain open forward currency contracts are treated as sold during the fiscal year and any gains or losses are recognized immediately. As a result, the amount of income distributable to shareholders may vary from the amount recognized for financial statement purposes.

     d. TAXES The Portfolios policy is to comply with the requirements of the Internal Revenue Code applicable to Regulated Investment Companies and to distribute substantially all of their taxable net income and net gain realized to shareholders. Therefore, no provisions for Federal income or excise taxes are required. Withholding taxes on foreign dividends have been provided for in accordance with the applicable countrys tax rules and rates.

     e. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME Investment transactions are recorded on trade dates. Interest income is recorded on the accrual basis. The Portfolios amortize market discount and premium on debt securities. Dividends receivable and payable are recorded on ex-dividend dates, except that certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Fund is informed of the dividend. Other income is derived primarily from the settlement of class action litigation and is recorded when received.

     f. MULTIPLE CLASS ALLOCATIONS All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses of a Portfolio are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include 12b-1 fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the year ended December 31, 2001, 12b-1 fees were the only class-specific expenses.

     g. REPURCHASE AGREEMENTS The Portfolios may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by J. & W. Seligman & Co. Incorporated (the Manager). Securities purchased subject to repurchase agreements are deposited with the Portfolios custodians and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price, plus accrued interest, at all times. Procedures have been established to monitor, on a daily basis, the market value of the repurchase agreements underlying securities to ensure the existence of the proper level of collateral. The repurchase agreements held as of December 31, 2001 matured pursuant to their terms.

     h. EXPENSE ALLOCATIONS Expenses directly attributable to each Portfolio are charged to such Portfolio, and expenses that are applicable to more than one Portfolio are allocated among them.

     i. DISTRIBUTIONS TO SHAREHOLDERS The treatment for financial statement purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset values per share of the Portfolios.

4. PURCHASES AND SALES OF SECURITIES Purchases and sales of portfolio securities, excluding US Government obligations and short-term investments, for the year ended December 31, 2001, were as follows:

PORTFOLIO                  PURCHASES       SALES
------------------------  ------------  ------------
Bond . . . . . . . . . .  $  4,871,836  $  4,925,257
Capital. . . . . . . . .    64,573,400    68,383,454
Common Stock . . . . . .    17,330,384    22,450,335
Communications and
Information. . . . . . .   160,849,773   170,881,864
Frontier . . . . . . . .    16,803,365    18,726,164
Global Growth. . . . . .     9,328,916    11,058,147
Global Smaller Companies    11,170,368    12,587,586

PORTFOLIO                PURCHASES      SALES
----------------------  -----------  -----------
Global Technology. . .  $33,877,162  $33,397,096
High-Yield Bond. . . .    9,321,554    8,911,733
Income . . . . . . . .    3,254,651    4,054,248
International Growth .   11,154,160   11,764,292
Large-Cap Growth . . .    6,401,378    6,480,252
Large-Cap Value. . . .    4,089,708    1,766,379
Small-Cap Value. . . .   98,787,032   15,124,829

     For the year ended December 31, 2001, purchases and sales of US Government obligations were $4,825,007 and $4,478,068, respectively, for the Bond Portfolio, and $890,972 and $942,847, respectively, for the Income Portfolio.

     Identified cost of investments sold is used for both financial statement and federal income tax purposes.


                                   -- P-63 --

                          SELIGMAN  PORTFOLIOS,  INC.
--------------------------------------------------------------------------------
NOTES  TO  FINANCIAL  STATEMENTS (continued)
--------------------------------------------------------------------------------

     At December 31, 2001, the cost of investments for federal income tax purposes may be greater than the cost for financial reporting purposes, primarily due to the tax deferral of losses on wash sales. The tax basis cost and gross unrealized appreciation and depreciation of portfolio securities, including the effects of foreign currency translations, were as follows:

                     TAX BASIS     UNREALIZED     UNREALIZED
PORTFOLIO               COST      APPRECIATION   DEPRECIATION
------------------  ------------  -------------  -------------
Bond . . . . . . .  $  7,009,280  $      75,956  $      50,794
Capital. . . . . .    25,332,373      3,755,558      1,305,655
Common Stock . . .    22,588,000      2,584,920      1,792,741
Communications and
  Information. . .   128,361,325      8,841,613      7,072,770
Frontier . . . . .    12,204,284      1,657,430      1,028,462
Global Growth. . .     4,484,030        340,384        322,466
Global Smaller
  Companies. . . .     9,726,702      1,219,909      1,285,341

                    TAX BASIS     UNREALIZED     UNREALIZED
PORTFOLIO              COST      APPRECIATION   DEPRECIATION
-----------------  ------------  -------------  -------------
Global Technology  $ 19,276,865  $   1,441,270  $   2,172,968
High-Yield Bond .    13,526,473        293,790      1,451,355
Income. . . . . .     4,263,995        440,560        367,216
International
  Growth. . . . .     4,925,804        207,345        430,414
Large-Cap Growth.     4,124,177        168,732        494,143
Large-Cap Value .     7,011,529        833,506        323,718
Small-Cap Value .   102,937,890     19,860,814      2,272,667

5. MANAGEMENT FEE, ADMINISTRATIVE SERVICES, AND OTHER TRANSACTIONS The Manager manages the affairs of the Fund and provides or arranges for the necessary personnel and facilities. The Managers fee, which is calculated daily and payable monthly, is equal to 0.40%, on an annual basis, of each of Bond, Capital, Cash Management, Common Stock, and Income Portfolios daily net assets; equal to 0.75%, on an annual basis, of each of Communications and Information and Frontier Portfolios daily net assets; equal to 0.50%, on an annual basis, of High-Yield Bond Portfolios daily net assets. The Managers fee for each of the Seligman International Portfolios is equal to 1.00% per annum of the first $1 billion of average daily net assets, 0.95% per annum of the next $1 billion of average daily net assets, and 0.90% per annum in excess of $2 billion of average daily net assets of each Portfolio. The Managers fee for the Large-Cap Growth Portfolio is equal to 0.70% per annum of the first $1 billion of average daily net assets, 0.65% per annum of the next $1 billion, and 0.60% per annum in excess of $2 billion of average daily net assets of the Portfolio. The Managers fee for the Large-Cap Value Portfolio is equal to 0.80% per annum of the first $500 million of average daily net assets, 0.70% per annum of the next $500 million of average daily net assets, and 0.60% per annum in excess of $1 billion of average daily net assets of the Portfolio. The Managers fee for the Small-Cap Value Portfolio is equal to 1.00% per annum of the first $500 million of average daily net assets, 0.90% per annum of the next $500 million of average daily net assets, and 0.80% per annum in excess of $1 billion of average daily net assets of the Portfolio.

     Henderson Investment Management Limited (the Subadviser) is the subadviser to the Global Smaller Companies Portfolio responsible for furnishing investment advice, research, and assistance with respect to the Portfolios international investments. Under the subadvisory agreement, the Manager pays the Subadviser a subadvisory fee at a rate of 0.50% per annum of the average monthly assets under the Subadvisers supervision. The Subadivser is a wholly owned subsidiary of Henderson plc, which is an indirect subsidiary of AMP Limited, an Australian life insurance and financial services company.

     Prior to April 1, 2000, the subadviser also served as subadviser with respect to the international investments for the Global Growth, Global Technology and International Growth Portfolios. On that date, the Manager assumed full responsibility for the international investments of those Portfolios.

     Effective November 16, 2001, the Manager discontinued the voluntary waiver of its management fee for Cash Management Portfolio. Also effective November 16, 2001 (in the case of Small-Cap Value Portfolio, effective March 1, 2001), the Manager agreed to reimburse expenses, other than management and 12b-1 fees, that exceed the following rates per annum of average daily net assets of each
Portfolio:

                       CURRENT   PREVIOUS
PORTFOLIO               RATE       RATE
---------------------  --------  ---------
Bond. . . . . . . . .     0.45%      0.20%
Capital . . . . . . .     0.40       0.20
Cash Management . . .     0.30          -
Common Stock. . . . .     0.40       0.20
Communications
  and Information . .     0.40       0.20
Frontier. . . . . . .     0.75       0.20
Global Growth . . . .     0.40       0.40

                          CURRENT   PREVIOUS
PORTFOLIO                   RATE      RATE
------------------------  --------  ---------
Global Smaller Companies     0.40%      0.40%
Global Technology. . . .     0.40       0.40
High-Yield Bond. . . . .     0.50       0.20
Income . . . . . . . . .     0.55       0.20
International Growth . .     0.40       0.40
Large-Cap Growth . . . .     0.45          -
Large-Cap Value. . . . .     0.40          -
Small-Cap Value. . . . .     0.20          -

     The amounts of these reimbursements and/or waivers for the year ended December 31, 2001 are disclosed in the Statements of Operations. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager.

     Seligman Advisors, Inc. (the Distributor), a subsidiary of the Manager, acts as distributor of shares of the Fund and of contracts issued by variable annuity separate accounts of one insurance company and its affiliates. For the year ended December 31, 2001, the Distributor earned fees of $19,709 for distributing such contracts.


                                   -- P-64 --

                          SELIGMAN  PORTFOLIOS,  INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Under a Rule 12b-1 plan (the Plan) adopted by the Fund with respect to Class 2 shares of each Portfolio, insurance companies or their affiliates can enter into agreements with the Distributor and receive 12b-1 fees of up to 0.25%, on an annual basis, of the average daily net assets of Class 2 shares attributable to the particular insurance company for providing, among other things, personal services and/or the maintenance of shareholder accounts. Such fees are paid quarterly by each Portfolio to Seligman Advisors pursuant to the Plan. For the year ended December 31, 2001, fees incurred under the Plan aggregated $6,812, or 0.24% per annum; $40,404, or 0.25% per annum; $4,262, or
0.14% per annum; and $3,741, or 0.19% per annum of the average daily net assets of Class 2 shares of Capital Portfolio, Communications and Information Portfolio, Global Technology Portfolio and Small- Cap Value Portfolio, respectively.

     Certain officers and directors of the Fund are officers or directors of the Manager and the Distributor.

     The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings/loss accrued thereon is included in directors fees and expenses, and the accumulated balances at December 31, 2001, are included in other liabilities. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid.

6. CAPITAL LOSS CARRYFORWARDS AND OTHER TAX ADJUSTMENTS At December 31, 2001, the Portfolios had net capital loss carryforwards for federal income tax purposes which are available for offset against future taxable net capital gains. These net capital loss carryforwards expire in various amounts through 2009. Accordingly, no capital gain distributions are expected to be paid to shareholders of these portfolios until net capital gains have been realized in excess of the available capital loss carryforwards. The amounts, which were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses, are as follows:

PORTFOLIO                         AMOUNT
------------------------------  -----------
Bond . . . . . . . . . . . . .  $   254,332
Capital. . . . . . . . . . . .    9,473,999
Communications and Information   25,235,200
Frontier . . . . . . . . . . .      238,385
Global Growth. . . . . . . . .    1,280,805
Global Smaller Companies . . .      633,858

PORTFOLIO                         AMOUNT
------------------------------  ----------
Global Technology. . . . . . .  $9,503,030
High-Yield Bond. . . . . . . .   9,979,998
Income . . . . . . . . . . . .     214,507
International Growth . . . . .   2,459,486
Large-Cap Growth . . . . . . .   1,582,183
Large-Cap Value. . . . . . . .      34,864

     In addition, the Portfolios elected to defer to January 1, 2002, the recognition for tax purposes of net losses realized on sales of investments after October 31, 2001. These post-October losses, which are available to offset future taxable net capital gains, are as follows:

PORTFOLIO                AMOUNT
---------------------  ----------
Common Stock. . . . .  $  988,146
High-Yield Bond . . .   1,486,885
Income. . . . . . . .     200,629

PORTFOLIO               AMOUNT
---------------------  --------
Large-Cap Growth. . .  $109,395
Large-Cap Value . . .   180,832

     As a result of the adjustments for wash sale and post-October losses, the Common Stock Portfolio had undistributed net realized long-term gain of $243,746 at December 31, 2001.

7. CHANGE IN ACCOUNTING PRINCIPLE As required, effective January 1, 2001, the Portfolios adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on debt securities using the interest method for financial statement reporting purposes only. Prior to January 1, 2001, the Portfolios amortized market discount and premium on debt securities using the straight line method. The cumulative effect of this accounting change was immaterial, and had no impact on the net assets of the Portfolios. The effect of the change on the components of income in 2001 was also immaterial.

8. COMMITTED LINE OF CREDIT All of the Portfolios, except the Cash Management Portfolio, are participants in a joint $825 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. Each Portfolios borrowings are limited to 10% (5% for the Seligman International Portfolios) of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each Portfolio incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2002, but is renewable annually with the consent of the participating banks. For the year ended December 31, 2001, none of the Portfolios borrowed from the credit facility. Subsequent to December 31, 2001, the Small-Cap Value Portfolio periodically borrowed from the credit facility.


                                   -- P-65 --

                          SELIGMAN  PORTFOLIOS,  INC.
--------------------------------------------------------------------------------
NOTES  TO  FINANCIAL  STATEMENTS (continued)
--------------------------------------------------------------------------------

9. CAPITAL STOCK TRANSACTIONS At December 31, 2001, there were 20,000,000 shares of Capital Stock authorized for each of Global Growth, Global Technology, Large-Cap Growth, Large-Cap Value, and Small-Cap Value Portfolios; 80,000,000 shares for each of Bond, Capital, Global Smaller Companies, International Growth, and Income Portfolios; and 100,000,000 shares for each of Cash Management, Common Stock, Communications and Information, Frontier, and High-Yield Bond Portfolios, all at a par value of $0.001 per share. Transactions in shares of Capital Stock were as follows:

                              BOND  PORTFOLIO                    CAPITAL PORTFOLIO
                            --------------------  ---------------------------------------------
                                   CLASS 1               CLASS 1                 CLASS 2
                            --------------------  --------------------  -----------------------
                                 YEAR ENDED            YEAR  ENDED       YEAR  ENDED   8/30/00*
                                DECEMBER 31,          DECEMBER  31,      DECEMBER 31,     TO
                              2001       2000       2001       2000         2001       12/31/00
                            ---------  ---------  ---------  ---------  -------------  ---------
Sale of shares . . . . . .   553,377    330,153    160,216    743,027        140,543     63,845
Shares issued in payment
  of dividends . . . . . .    34,307          -      2,324          -             --
Shares issued in payment
  of gain distributions. .         -          -    795,588     73,635        123,084      2,634
                            ---------  ---------  ---------  ---------  -------------  ---------
Total. . . . . . . . . . .   587,684    330,153    958,128    816,662        263,627     66,479
                            ---------  ---------  ---------  ---------  -------------  ---------
Shares redeemed. . . . . .  (528,877)  (229,491)  (493,890)  (466,047)       (19,830)    (2,907)
                            ---------  ---------  ---------  ---------  -------------  ---------
Increase in shares . . . .    58,807    100,662    464,238    350,615        243,797     63,572
                            =========  =========  =========  =========  =============  =========

                                  CASH MANAGEMENT             COMMON  STOCK
                                     PORTFOLIO                  PORTFOLIO
                            ---------------------------  ------------------------
                              YEAR ENDED DECEMBER 31,    YEAR ENDED DECEMBER 31,
                            ---------------------------  ------------------------
                                2001           2000         2001         2000
                              -------------  ------------  -----------  -----------
Sale of shares . . . . . .   112,248,639    67,583,435    1,960,193      881,019
Shares issued in payment
  of dividends . . . . . .       562,209       799,641       26,209          775
Shares issued in payment
  of gain distributions. .             -             -      265,345       98,284
                            -------------  ------------  -----------  -----------
Total. . . . . . . . . . .   112,810,848    68,383,076    2,251,747      980,078
                            -------------  ------------  -----------  -----------
Shares redeemed. . . . . .  (112,917,253)  (73,675,795)  (2,360,228)  (1,527,300)
                            -------------  ------------  -----------  -----------
Decrease in shares . . . .      (106,405)   (5,292,719)    (108,481)    (547,222)
                            =============  ============  ===========  ===========

                                 COMMUNICATIONS AND INFORMATION PORTFOLIO
                            --------------------------------------------------
                                    CLASS 1                   CLASS 2
                            ------------------------  ------------------------
                            YEAR ENDED DECEMBER 31,    DECEMBER 31,   5/1/00*
                            ------------------------   DECEMBER 31,      TO
                               2001         2000           2001       12/31/00
                            -----------  -----------  -------------  ---------
Sale of shares . . . . . .   1,575,403    2,633,071      1,452,089    605,427
Shares issued in payment
  of dividends . . . . . .           -            -              -          -
Shares issued in payment
  of gain distributions. .   1,745,450    1,127,836        253,448     65,430
                            -----------  -----------  -------------  ---------
Total. . . . . . . . . . .   3,320,853    3,760,907      1,705,537    670,857
                            -----------  -----------  -------------  ---------
Shares redeemed. . . . . .  (2,944,706)  (3,142,388)      (914,683)  (142,338)
                            -----------  -----------  -------------  ---------
Increase in shares . . . .     376,147      618,519        790,854    528,519
                            ===========  ===========  =============  =========

----------------
*  Commencement  of  offering  of  shares.


                                   -- P-66 --

                          SELIGMAN  PORTFOLIOS,  INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                       FRONTIER               GLOBAL GROWTH           GLOBAL SMALLER
                                       PORTFOLIO           PORTFOLIO COMPANIES           PORTFOLIO
                               YEAR ENDED DECEMBER 31,   YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,
                               ------------------------  -----------------------  -----------------------
                                  2001         2000         2001       2000          2001       2000
                               -----------  -----------  -----------  ----------  ----------  -----------
Sale of shares. . . . . . . .   1,574,742    3,038,751      341,572     550,559     414,591      210,989
Shares issued in payment
  of dividends. . . . . . . .           -            -            -           -           -            -
Shares issued in payment
  of gain distributions . . .      72,697            -      782,440       8,497     150,522       35,124
                               -----------  -----------  -----------  ----------  ----------  -----------
Total . . . . . . . . . . . .   1,647,439    3,038,751    1,124,012     559,056     565,113      246,113
                               -----------  -----------  -----------  ----------  ----------  -----------
Shares redeemed . . . . . . .  (1,758,198)  (3,342,110)    (517,136)   (659,305)   (589,613)    (371,823)
                               -----------  -----------  -----------  ----------  ----------  -----------
Increase (decrease) in shares    (110,759)    (303,359)     606,876    (100,249)    (24,500)    (125,710)
                               ===========  ===========  ===========  ==========  ==========  ===========

                                        GLOBAL  TECHNOLOGY  PORTFOLIO
                               -----------------------------------------------      HIGH-YIELD BOND
                                      CLASS  1                  CLASS 2                PORTFOLIO
                               -----------------------  ----------------------  ------------------------
                               YEAR ENDED DECEMBER 31,                          YEAR ENDED DECEMBER 31,
                               -----------------------  YEAR ENDED  5/1/00* TO  ------------------------
                                   2001        2000     12/31/01    12/31/00       2001         2000
                               ----------  -----------  ----------  ----------  -----------  -----------

Sale of shares. . . . . . . .    518,457    1,003,883     155,145     171,741    1,447,590      486,316
Shares issued in payment
  of dividends. . . . . . . .          -            -           -           -      371,091          792
Shares issued in payment
  of gain distributions . . .    244,034       45,785      42,163       5,980            -            -
                               ----------  -----------  ----------  ----------  -----------  -----------

Total . . . . . . . . . . . .    762,491    1,049,668     197,308     177,721    1,818,681      487,108
                               ----------  -----------  ----------  ----------  -----------  -----------

Shares redeemed . . . . . . .   (592,075)    (595,418)   (117,198)     (8,881)  (1,496,133)  (1,563,213)
                               ----------  -----------  ----------  ----------  -----------  -----------

Increase (decrease) in shares    170,416      454,250      80,110     168,840      322,548   (1,076,105)
                               ==========  ===========  ==========  ==========  ===========  ===========

                                        INCOME           INTERNATIONAL GROWTH       LARGE-CAP GROWTH
                                       PORTFOLIO               PORTFOLIO               PORTFOLIO
                               YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,
                               -----------------------  -----------------------  -----------------------
                                   2001        2000        2001         2000        2001        2000
                               -----------  ----------  -----------  ----------  ----------  -----------
Sale of shares. . . . . . . .     192,290      96,861    3,078,988     251,107     360,898      515,577
Shares issued in payment
  of dividends. . . . . . . .      24,164         912            -       8,687         832            -
Shares issued in payment
  of gain distributions . . .           -       1,641            -      26,184      53,758            -
                               -----------  ----------  -----------  ----------  ----------  -----------
Total . . . . . . . . . . . .     216,454      99,414    3,078,988     285,978     415,488      515,577
                               -----------  ----------  -----------  ----------  ----------  -----------
Shares redeemed . . . . . . .    (307,979)   (382,273)  (3,154,674)   (231,080)   (404,162)    (302,659)
                               -----------  ----------  -----------  ----------  ----------  -----------
Increase (decrease) in shares     (91,525)   (282,859)     (75,686)     54,898      11,326      212,918
                               ===========  ==========  ===========  ==========  ==========  ===========

                                   LARGE-CAP VALUE        SMALL-CAP VALUE        PORTFOLIO
                                      PORTFOLIO               CLASS  1            CLASS 2
                               -----------------------  -----------------------  ----------
                               YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,
                               -----------------------  -----------------------  5/1/01* TO
                                  2001        2000          2001       2000       12/31/01
                               ----------  -----------  -----------  ----------  ----------
Sale of shares. . . . . . . .    772,771      308,400    7,848,772   1,373,011     617,927
Shares issued in payment
  of dividends. . . . . . . .      7,975           91            -           -           -
Shares issued in payment
  of gain distributions . . .      3,915        3,706       18,722      22,685         827
                               ----------  -----------  -----------  ----------  ----------
Total . . . . . . . . . . . .    784,661      312,197    7,867,494   1,395,696     618,754
                               ----------  -----------  -----------  ----------  ----------
Shares redeemed . . . . . . .   (570,178)    (410,367)  (1,751,022)   (381,387)   (221,513)
                               ----------  -----------  -----------  ----------  ----------
Increase (decrease) in shares    214,483      (98,170)   6,116,472   1,014,309     397,241
                               ==========  ===========  ===========  ==========  ==========


                                   -- P-67 --

                          SELIGMAN  PORTFOLIOS,  INC.
--------------------------------------------------------------------------------
FINANCIAL  HIGHLIGHTS
--------------------------------------------------------------------------------

     The tables below are intended to help you understand the financial performance of each Class of each Portfolio for the past five years or from its inception, if less than five years. Certain information reflects financial results for a single share that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. Total return shows the rate that you would have earned (or lost) on an investment in each Portfolio, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any administrative fees or asset-based sales charges that are associated with variable annuity and variable life insurance contracts, and are not annualized for periods of less than one year.

                                                                        BOND PORTFOLIO
                                                         ----------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                         ----------------------------------------------
PER SHARE DATA:                                            2001     2000      1999     1998      1997
                                                         --------  -------  --------  -------  --------
NET ASSET VALUE, BEGINNING OF YEAR .. . . . . . . . . .  $ 10.22   $ 9.27   $ 10.38   $10.24   $  9.89
                                                         --------  -------  --------  -------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income . . . . . . . . . . . . . . . . .     0.50     0.60      0.64     0.59      0.54
Net realized and unrealized gain (loss) on investments.     0.06     0.35     (1.10)    0.25      0.35
                                                         --------  -------  --------  -------  --------
TOTAL FROM INVESTMENT OPERATIONS. . . . . . . . . . . .     0.56     0.95     (0.46)    0.84      0.89
                                                         --------  -------  --------  -------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income. . . . . . . . . .    (0.53)       -     (0.65)   (0.59)    (0.54)
Distributions from net realized capital gain. . . . . .        -        -         -    (0.11)        -
                                                         --------  -------  --------  -------  --------
TOTAL DISTRIBUTIONS . . . . . . . . . . . . . . . . . .    (0.53)       -     (0.65)   (0.70)    (0.54)
                                                         --------  -------  --------  -------  --------
NET ASSET VALUE, END OF YEAR. . . . . . . . . . . . . .  $ 10.25   $10.22   $  9.27   $10.38   $ 10.24
                                                         ========  =======  ========  =======  ========
TOTAL RETURN:                                               5.52%   10.25%   (4.48)%    8.20%     8.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s omitted). . . . . . . . .  $ 7,103   $6,483   $ 4,947   $7,320   $ 7,232
Ratio of expenses to average net assets . . . . . . . .     0.63%    0.60%     0.60%    0.60%     0.60%
Ratio of net income to average net assets . . . . . . .     5.35%    6.23%     5.56%    5.58%     6.22%
Portfolio turnover rate . . . . . . . . . . . . . . . .   146.08%   63.07%    64.22%   73.31%   170.12%
Without expense reimbursements:+
Ratio of expenses to average net assets . . . . . . . .     0.76%    0.84%     0.71%    0.82%     0.83%
Ratio of net income to average net assets . . . . . . .     5.22%    5.99%     5.45%    5.36%     5.99%

----------------
+ The Manager, at its discretion, reimbursed expenses for the periods presented.
See  Notes  to  Financial  Statements.


                                   -- P-68 --

                          SELIGMAN  PORTFOLIOS,  INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                CAPITAL PORTFOLIO
                                               --------------------------------------------------------------------------
                                                                  CLASS 1                                 CLASS 2
                                               -------------------------------------------------  -----------------------
                                                             YEAR ENDED DECEMBER 31,                 YEAR       8/30/00*
                                               -------------------------------------------------    ENDED         TO
PER SHARE DATA:                                  2001       2000      1999      1998      1997     12/31/01    12/31/00
                                               ---------  --------  --------  --------  --------  ----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD. . . . .  $  24.68   $ 23.90   $ 20.81   $ 18.10   $ 16.01   $   24.68   $    33.31
                                               ---------  --------  --------  --------  --------  ----------  -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss). . . . . . . . .     (0.06)     0.02      0.01      0.04      0.03       (0.11)       (0.05)
Net realized and unrealized gain (loss)
  on investments .. . . . . . . . . . . . . .     (4.01)     2.06     10.21      3.89      3.35       (4.01)       (7.28)
                                               ---------  --------  --------  --------  --------  ----------  -----------
TOTAL FROM INVESTMENT OPERATIONS. . . . . . .     (4.07)     2.08     10.22      3.93      3.38       (4.12)       (7.33)
                                               ---------  --------  --------  --------  --------  ----------  -----------
LESS DISTRIBUTIONS:
Dividends from net investment income. . . . .     (0.02)        -     (0.01)    (0.04)    (0.03)          -            -
Distributions from net realized capital gain.     (8.22)    (1.30)    (7.12)    (1.18)    (1.26)      (8.22)       (1.30)
                                               ---------  --------  --------  --------  --------  ----------  -----------
TOTAL DISTRIBUTIONS . . . . . . . . . . . . .     (8.24)    (1.30)    (7.13)    (1.22)    (1.29)      (8.22)       (1.30)
                                               ---------  --------  --------  --------  --------  ----------  -----------
NET ASSET VALUE, END OF PERIOD. . . . . . . .  $  12.37   $ 24.68   $ 23.90   $ 20.81   $ 18.10   $   12.34   $    24.68
                                               =========  ========  ========  ========  ========  ==========  ===========

TOTAL RETURN:                                   (15.97)%     8.50%    53.35%    22.19%    21.31%    (16.18)%     (22.15)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted). . .  $ 24,349   $37,138   $27,586   $24,141   $20,400   $   3,792   $    1,569
Ratio of expenses to average net assets . . .      0.61%     0.59%     0.59%     0.60%     0.60%       0.85%      0.84%+
Ratio of net income (loss) to
  average net assets. . . . . . . . . . . . .    (0.31)%     0.07%     0.03%     0.19%     0.16%     (0.55)%    (0.66)%+
Portfolio turnover rate . . . . . . . . . . .    215.16%   230.42%   172.88%   130.86%    93.97%     215.16%   230.42%++
Without expense reimbursement:o
Ratio of expenses to average net assets . . .      0.70%                                   0.62%       0.94%
Ratio of net income (loss)
  to average net assets . . . . . . . . . . .    (0.39)%                                   0.14%     (0.63)%



                                                        CASH MANAGEMENT PORTFOLIO
                                            ------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                            ------------------------------------------------
                                              2001      2000      1999      1998      1997
                                            --------  --------  --------  --------  --------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF YEAR . . . .  $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
                                            --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income. . . . . . . . . . .    0.038     0.062     0.050     0.053     0.054
                                            --------  --------  --------  --------  --------
TOTAL FROM INVESTMENT OPERATIONS . . . . .    0.038     0.062     0.050     0.053     0.054
                                            --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
Distributions from net investment income .   (0.038)   (0.062)   (0.050)   (0.053)   (0.054)
                                            --------  --------  --------  --------  --------
TOTAL DISTRIBUTIONS. . . . . . . . . . . .   (0.038)   (0.062)   (0.050)   (0.053)   (0.054)
                                            --------  --------  --------  --------  --------
NET ASSET VALUE, END OF YEAR . . . . . . .  $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
                                            ========  ========  ========  ========  ========

TOTAL RETURN:                                  3.88%     6.38%     5.07%     5.42%     5.52%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s omitted) . .  $12,211   $12,318   $17,611   $10,520   $ 8,635
Ratio of expenses to average net assets. .     0.07%        -         -         -         -
Ratio of net income to average net assets.     3.82%     6.17%     4.99%     5.30%     5.39%
Without management fee waiver
  and expense reimbursement:++
Ratio of expenses to average net assets. .     0.72%     0.72%     0.65%     0.67%     0.79%
Ratio of net income to average net assets.     3.17%     5.45%     4.34%     4.63%     4.60%

----------------
*    Commencement  of  offering  of  shares.
+    Annualized.
++   For  the  year  ended  December  31,  2000.
o The Manager, at its discretion, waived management fees and/or reimbursed expenses for certain periods presented.
See  Notes  to  Financial  Statements.


                                   -- P-69 --

                            SELIGMAN PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
----------------------------------------------------------------------------------------------------

                                                               COMMON STOCK PORTFOLIO
                                                               YEAR ENDED DECEMBER 31,
                                               -----------------------------------------------------

                                               -----------------------------------------------------
PER SHARE DATA:                                  2001       2000        1999      1998      1997
                                               ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, BEGINNING OF YEAR  . . . . .  $  14.23   $  16.61   $  18.63   $  16.28   $  15.92
                                               ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income . . . . . . . . . . . .      0.11       0.12       0.32       0.29       0.33
Net realized and unrealized gain (loss)
  on investments. . . . . . . . . . . . . . .     (1.88)     (1.86)      2.03       3.61       3.01
                                               ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS. . . . . . .     (1.77)     (1.74)      2.35       3.90       3.34
                                               ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS:
Dividends from net investment income. . . . .     (0.15)     (0.01)     (0.32)     (0.31)     (0.32)
Distributions from net realized capital gain.     (1.47)     (0.63)     (4.05)     (1.24)     (2.66)
                                               ---------  ---------  ---------  ---------  ---------
TOTAL DISTRIBUTIONS . . . . . . . . . . . . .     (1.62)     (0.64)     (4.37)     (1.55)     (2.98)
                                               ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF YEAR. . . . . . . . .  $  10.84   $  14.23   $  16.61   $  18.63   $  16.28
                                               =========  =========  =========  =========  =========

TOTAL RETURN:                                   (12.24)%   (10.53)%     13.15%     24.16%     21.31%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s omitted). . . .  $ 23,756   $ 32,738   $ 47,303   $ 62,588   $ 50,737
Ratio of expenses to average net assets . . .      0.59%      0.60%      0.52%      0.52%      0.53%
Ratio of net income to average net assets . .      0.59%      0.71%      1.30%      1.61%      1.92%
Portfolio turnover rate . . . . . . . . . . .     64.45%     52.01%     38.11%     55.55%     80.13%


                                                                     COMMUNICATIONS AND INFORMATION PORTFOLIO
                                               -----------------------------------------------------------------------------------
                                                                      CLASS 1                                    CLASS 2
                                               -------------------------------------------------------  --------------------------
                                                                YEAR ENDED DECEMBER 31,                    YEAR        5/1/00*
                                               -------------------------------------------------------    ENDED           TO
PER SHARE DATA:                                  2001        2000        1999       1998       1997     12/31/2001    12/31/2000
                                               ---------  ----------  ----------  ---------  --------  ------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD. . . . .  $  14.82   $   26.70   $   17.14   $  13.09   $ 14.69   $     14.80   $     30.61
                                               ---------  ----------  ----------  ---------  --------  ------------  ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss . . . . . . . . . . . . .     (0.07)      (0.11)      (0.10)     (0.08)    (0.08)        (0.11)        (0.08)
Net realized and unrealized gain (loss)
  on investments. . . . . . . . . . . . . . .      0.80       (9.45)      14.36       4.81      3.13          0.80        (13.41)
                                               ---------  ----------  ----------  ---------  --------  ------------  ------------
TOTAL FROM INVESTMENT OPERATIONS. . . . . . .      0.73       (9.56)      14.26       4.73      3.05          0.69        (13.49)
                                               ---------  ----------  ----------  ---------  --------  ------------  ------------
LESS DISTRIBUTIONS:
Distributions from net realized capital gain.     (2.96)      (2.32)      (4.70)     (0.68)    (4.65)        (2.96)        (2.32)
                                               ---------  ----------  ----------  ---------  --------  ------------  ------------
TOTAL DISTRIBUTIONS . . . . . . . . . . . . .     (2.96)      (2.32)      (4.70)     (0.68)    (4.65)        (2.96)        (2.32)
                                               ---------  ----------  ----------  ---------  --------  ------------  ------------
NET ASSET VALUE, END OF PERIOD. . . . . . . .  $  12.59   $   14.82   $   26.70   $  17.14   $ 13.09   $     12.53   $     14.80
                                               =========  ==========  ==========  =========  ========  ============  ============

TOTAL RETURN:                                      5.34%      (0.36)       0.86      36.49%    22.22%         5.08%      (44.40)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted). . .  $113,424   127901.00   213961.00   $122,279   $87,633   $    16,537   $     7,822
Ratio of expenses to average net assets . . .      0.93%       0.01        0.01       0.87%     0.87%         1.18%       1.12%+
Ratio of net loss to average net assets . . .    (0.45)%      (0.00)      (0.01)    (0.56)%   (0.49)%       (0.70)%     (0.61)%+
Portfolio turnover rate . . . . . . . . . . .    130.94%       1.04        1.18     132.57%   277.14%       130.94%    104.41%++

------------------------
*    Commencement  of  offering  of  shares.
+    Annualized.
++   For  the  year  ended  December  31,  2000.
See Notes to Financial Statements.


                                    - P-70 -

                                         SELIGMAN PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
----------------------------------------------------------------------------------------------------------

                                                                        FRONTIER PORTFOLIO
                                                         -------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                         -------------------------------------------------
PER SHARE DATA:                                            2001      2000       1999      1998      1997
                                                         --------  ---------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF YEAR. . . . . . . . . . .  $ 15.26   $  18.13   $ 15.55   $ 15.78   $ 14.98
                                                         --------  ---------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss . . . . . . . . . . . . . . . . . .    (0.05)     (0.18)    (0.10)    (0.08)    (0.08)
Net realized and unrealized gain (loss) on investments.    (1.12)     (2.69)     2.68     (0.15)     2.47
                                                         --------  ---------  --------  --------  --------
TOTAL FROM INVESTMENT OPERATIONS. . . . . . . . . . . .    (1.17)     (2.87)     2.58     (0.23)     2.39
                                                         --------  ---------  --------  --------  --------
LESS DISTRIBUTIONS:
Distributions from net realized capital gain. . . . . .    (0.97)         -         -         -     (1.59)
                                                         --------  ---------  --------  --------  --------
TOTAL DISTRIBUTIONS:  . . . . . . . . . . . . . . . . .    (0.97)         -         -         -     (1.59)
                                                         --------  ---------  --------  --------  --------
NET ASSET VALUE, END OF YEAR. . . . . . . . . . . . . .  $ 13.12   $  15.26   $ 18.13   $ 15.55   $ 15.78
                                                         ========  =========  ========  ========  ========

TOTAL RETURN:                                             (7.35)%   (15.83)%    16.59%   (1.46)%    16.33%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s omitted). . . . . . . . .  $13,174   $ 17,011   $25,706   $39,148   $42,973
Ratio of expenses to average net assets . . . . . . . .     1.01%      0.95%     0.95%     0.92%     0.89%
Ratio of net loss to average net assets . . . . . . . .   (0.38)%    (0.73)%   (0.68)%   (0.51)%   (0.49)%
Portfolio turnover rate . . . . . . . . . . . . . . . .   125.78%    150.67%    57.93%    86.52%   101.68%
Without expense reimbursement:+
Ratio of expenses to average net assets . . . . . . . .     1.24%      1.18%     0.96%
Ratio of net loss to average net assets . . . . . . . .   (0.61)%    (0.96)%   (0.69)%

                                                                       GLOBAL GROWTH PORTFOLIO
                                                         --------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                         --------------------------------------------------
PER SHARE DATA:                                            2001       2000       1999      1998      1997
                                                         ---------  ---------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF YEAR. . . . . . . . . . .  $  15.11   $  18.22   $ 13.33   $ 11.03   $  9.91
                                                         ---------  ---------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss). . . . . . . . . . . . . .      0.02      (0.13)    (0.06)    (0.01)     0.01
Net realized and unrealized gain (loss) on investments.     (2.99)     (2.28)     7.31      2.25      1.79
Net realized and unrealized gain
(loss) on foreign currency transactions . . . . . . . .     (0.20)     (0.46)    (0.44)     0.14     (0.56)
                                                         ---------  ---------  --------  --------  --------
TOTAL FROM INVESTMENT OPERATIONS. . . . . . . . . . . .     (3.17)     (2.87)     6.81      2.38      1.24
                                                         ---------  ---------  --------  --------  --------
LESS DISTRIBUTIONS:
Distributions from net realized capital gain. . . . . .     (7.92)     (0.24)    (1.92)    (0.08)    (0.12)
                                                         ---------  ---------  --------  --------  --------
TOTAL DISTRIBUTIONS:  . . . . . . . . . . . . . . . . .     (7.92)     (0.24)    (1.92)    (0.08)    (0.12)
                                                         ---------  ---------  --------  --------  --------
NET ASSET VALUE, END OF YEAR. . . . . . . . . . . . . .  $   4.02   $  15.11   $ 18.22   $ 13.33   $ 11.03
                                                         =========  =========  ========  ========  ========

TOTAL RETURN:                                             (19.93)%   (15.78)%    52.49%    21.60%    12.57%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s omitted). . . . . . . . .  $  4,659   $  8,348   $11,889   $ 8,643   $ 5,449
Ratio of expenses to average net assets . . . . . . . .      1.40%      1.40%     1.40%     1.40%     1.40%
Ratio of net income (loss) to average net assets. . . .      0.13%    (0.67)%   (0.38)%   (0.06)%     0.01%
Portfolio turnover rate . . . . . . . . . . . . . . . .    161.49%    125.84%    69.18%    48.99%    77.85%
Without expense reimbursement:++
Ratio of expenses to average net assets . . . . . . . .      1.74%      1.71%     1.45%     1.60%     2.11%
Ratio of net loss to average net assets . . . . . . . .    (0.20)%    (0.98)%   (0.43)%   (0.26)%   (0.70)%

------------------------
+    The  Manager,  at  its  discretion, reimbursed expenses for certain periods presented.
++   The  Manager, and Seligman Henderson, the former subadviser to the Seligman International  Portfolios, at their discretion, reimbursed expenses for the periods  presented.
See Notes to Financial Statements.


                                    - P-71 -

                                          SELIGMAN PORTFOLIOS, INC.
-----------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
-----------------------------------------------------------------------------------------------------------

                                                                GLOBAL SMALLER COMPANIES PORTFOLIO
                                                         --------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                         --------------------------------------------------
PER SHARE DATA:                                            2001       2000       1999      1998      1997
                                                         ---------  ---------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF YEAR  . . . . . . . . . .  $  14.40   $  17.48   $ 13.62   $ 12.98   $ 12.87
                                                         ---------  ---------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss). . . . . . . . . . . . . .     (0.06)     (0.09)    (0.06)    (0.01)     0.02
Net realized and unrealized gain (loss) on investments.     (1.40)     (1.91)     4.10      1.02      1.17
Net realized and unrealized loss
  on foreign currency transactions. . . . . . . . . . .     (0.79)     (0.56)    (0.18)    (0.17)    (0.75)
                                                         ---------  ---------  --------  --------  --------
TOTAL FROM INVESTMENT OPERATIONS. . . . . . . . . . . .     (2.25)     (2.56)     3.86      0.84      0.44
                                                         ---------  ---------  --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income. . . . . . . . . .         -          -         -         -     (0.02)
Distributions from net realized capital gain. . . . . .     (1.82)     (0.52)        -     (0.20)    (0.31)
                                                         ---------  ---------  --------  --------  --------
TOTAL DISTRIBUTIONS:. . . . . . . . . . . . . . . . . .     (1.82)     (0.52)        -     (0.20)    (0.33)
                                                         ---------  ---------  --------  --------  --------
NET ASSET VALUE, END OF YEAR. . . . . . . . . . . . . .  $  10.33   $  14.40   $ 17.48   $ 13.62   $ 12.98
                                                         =========  =========  ========  ========  ========

TOTAL RETURN:                                             (15.25)%   (14.63)%    28.34%     6.58%     3.43%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s omitted)  . . . . . . . .  $ 10,017   $ 14,310   $19,569   $20,814   $20,505
Ratio of expenses to average net assets . . . . . . . .      1.40%      1.39%     1.40%     1.40%     1.40%
Ratio of net income (loss) to average net assets. . . .    (0.49)%    (0.46)%   (0.46)%   (0.06)%     0.24%
Portfolio turnover rate . . . . . . . . . . . . . . . .    100.83%     84.86%    46.75%    66.40%    64.81%
Without expense reimbursement:++
Ratio of expenses to average net assets . . . . . . . .      1.96%                1.60%     1.50%     1.56%
Ratio of net income (loss) to average net assets. . . .    (1.05)%              (0.66)%   (0.16)%     0.08%


                                                                             GLOBAL TECHNOLOGY PORTFOLIO
                                                   ------------------------------------------------------------------------------
                                                                      CLASS 1                                    CLASS 2
                                                   --------------------------------------------------  --------------------------
                                                                YEAR ENDED DECEMBER 31,                    YEAR        5/1/00*
                                                   --------------------------------------------------  --------------------------
PER SHARE DATA:                                      2001       2000       1999      1998      1997     12/31/2001    12/31/2000
                                                   ---------  ---------  --------  --------  --------  ------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD. . . . . . .  $  20.14   $  27.42   $ 13.85   $ 10.59   $ 10.32   $     20.14   $     30.96
                                                   ---------  ---------  --------  --------  --------  ------------  ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss). . . . . . . . . . .     (0.14)     (0.08)    (0.09)    (0.05)     0.01         (0.17)        (0.12)
Net realized and unrealized gain (loss)
  on investments                                      (4.06)     (6.39)    16.25      3.81      2.15         (4.06)       (10.01)
Net realized and unrealized gain (loss)
  on foreign currency transactions. . . . . . . .     (0.25)     (0.01)    (0.04)     0.11     (0.19)        (0.25)         0.11
                                                   ---------  ---------  --------  --------  --------  ------------  ------------
TOTAL FROM INVESTMENT OPERATIONS. . . . . . . . .     (4.45)     (6.48)    16.12      3.87      1.97         (4.48)       (10.02)
                                                   ---------  ---------  --------  --------  --------  ------------  ------------
LESS DISTRIBUTIONS:
Dividends from net investment income. . . . . . .         -          -         -         -     (0.01)            -             -
Distributions from net realized capital gain. . .     (2.73)     (0.80)    (2.55)    (0.61)    (1.69)        (2.73)        (0.80)
                                                   ---------  ---------  --------  --------  --------  ------------  ------------
TOTAL DISTRIBUTIONS:. . . . . . . . . . . . . . .     (2.73)     (0.80)    (2.55)    (0.61)    (1.70)        (2.73)        (0.80)
                                                   ---------  ---------  --------  --------  --------  ------------  ------------
NET ASSET VALUE, END OF PERIOD. . . . . . . . . .  $  12.96   $  20.14   $ 27.42   $ 13.85   $ 10.59   $     12.93   $     20.14
                                                   =========  =========  ========  ========  ========  ============  ============

TOTAL RETURN:                                       (22.05)%   (23.75)%   118.80%    36.80%    19.53%      (22.20)%      (25.99)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)           $ 18,533   $ 25,370   $22,087   $ 6,130   $ 3,686   $     3,219   $     3,400
Ratio of expenses to average net assets                1.40%      1.30%     1.40%     1.40%     1.40%         1.54%       1.55%+
Ratio of net income (loss) to average net assets     (0.87)%    (0.46)%   (0.51)%   (0.43)%     0.12%       (1.02)%     (0.84)%+
Portfolio turnover rate                              160.75%    142.42%   116.88%    82.27%   167.36%       160.75%     142.42%o
Without expense reimbursement:++
Ratio of expenses to average net assets                1.61%                1.41%     1.80%     2.10%         1.75%
Ratio of net loss to average net assets              (1.08)%              (0.52)%   (0.83)%   (0.58)%       (1.23)%

------------------------
*    Commencement  of  offering  of  shares.
+    Annualized.
++ The Manager, and Seligman Henderson, the former subadviser to the Seligman International Portfolios, at their discretion, reimbursed expenses for certain periods presented.
o    For  the  year  ended  December  31,  2000.
See Notes to Financial Statements.


                                    - P-72 -

                                        SELIGMAN PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
----------------------------------------------------------------------------------------------------------

                                                                      HIGH-YIELD BOND PORTFOLIO
                                                         -------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                         -------------------------------------------------
PER SHARE DATA:                                            2001       2000      1999      1998      1997
                                                         ---------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF YEAR  . . . . . . . . . .  $   8.73   $  9.59   $ 10.87   $ 11.87   $ 11.19
                                                         ---------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income . . . . . . . . . . . . . . . . .      1.17      1.03      1.19      1.11      0.91
Net realized and unrealized gain (loss) on investments.     (2.46)    (1.89)    (1.27)    (0.99)     0.78
                                                         ---------  --------  --------  --------  --------
TOTAL FROM INVESTMENT OPERATIONS. . . . . . . . . . . .     (1.29)    (0.86)    (0.08)     0.12      1.69
                                                         ---------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income. . . . . . . . . .     (1.34)    0.00*     (1.20)    (1.11)    (0.90)
Distributions from net realized capital gain. . . . . .         -         -         -     (0.01)    (0.11)
                                                         ---------  --------  --------  --------  --------
TOTAL DISTRIBUTIONS:  . . . . . . . . . . . . . . . . .     (1.34)        -     (1.20)    (1.12)    (1.01)
                                                         ---------  --------  --------  --------  --------
NET ASSET VALUE, END OF YEAR. . . . . . . . . . . . . .  $   6.10   $  8.73   $  9.59   $ 10.87   $ 11.87
                                                         =========  ========  ========  ========  ========

TOTAL RETURN:                                             (14.71)%   (8.93)%   (0.75)%     1.02%    15.09%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s omitted)  . . . . . . . .  $ 12,510   $15,080   $26,892   $32,253   $23,268
Ratio of expenses to average net assets . . . . . . . .      0.70%     0.70%     0.70%     0.70%     0.70%
Ratio of net income to average net assets . . . . . . .     10.50%    11.02%    10.33%     9.60%     9.61%
Portfolio turnover rate . . . . . . . . . . . . . . . .     71.22%    29.57%    57.05%    43.13%    74.54%
Without expense reimbursement:+
Ratio of expenses to average net assets . . . . . . . .      0.78%     0.78%     0.77%     0.74%     0.79%
Ratio of net income to average net assets . . . . . . .     10.42%    10.94%    10.26%     9.56%     9.52%



                                                                         INCOME PORTFOLIO
                                                         -------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                         -------------------------------------------------
PER SHARE DATA:                                              2001      2000      1999      1998      1997
                                                         ---------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF YEAR. . . . . . . . . . .  $   9.65   $  9.91   $ 11.01   $ 10.80   $ 10.52
                                                         ---------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income . . . . . . . . . . . . . . . . .      0.47      0.32      0.53      0.45      0.56
Net realized and unrealized gain (loss) on investments.     (0.62)    (0.54)    (0.23)     0.38      0.91
                                                         ---------  --------  --------  --------  --------
TOTAL FROM INVESTMENT OPERATIONS. . . . . . . . . . . .     (0.15)    (0.22)     0.30      0.83      1.47
                                                         ---------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income. . . . . . . . . .     (0.46)    (0.01)    (0.52)    (0.46)    (0.55)
Distributions from net realized capital gain. . . . . .         -     (0.03)    (0.88)    (0.16)    (0.64)
                                                         ---------  --------  --------  --------  --------
TOTAL DISTRIBUTIONS:  . . . . . . . . . . . . . . . . .     (0.46)    (0.04)    (1.40)    (0.62)    (1.19)
                                                         ---------  --------  --------  --------  --------
NET ASSET VALUE, END OF YEAR. . . . . . . . . . . . . .  $   9.04   $  9.65   $  9.91   $ 11.01   $ 10.80
                                                         =========  ========  ========  ========  ========

TOTAL RETURN:                                              (1.49)%   (2.20)%     2.87%     7.76%    14.02%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s omitted). . . . . . . . .  $  4,459   $ 5,640   $ 8,595   $14,582   $13,835
Ratio of expenses to average net assets . . . . . . . .      0.64%     0.60%     0.60%     0.60%     0.60%
Ratio of net income to average net assets . . . . . . .      3.34%     3.07%     3.62%     3.94%     4.71%
Portfolio turnover rate . . . . . . . . . . . . . . . .     88.69%    61.14%    75.08%    70.45%    96.99%
Without expense reimbursement:+
Ratio of expenses to average net assets . . . . . . . .      1.02%     0.83%     0.72%     0.61%     0.63%
Ratio of net income to average net assets . . . . . . .      2.96%     2.84%     3.50%     3.93%     4.68%

------------------------
*    During  2000,  a  dividend  of  $0.004  per  share  was  paid.
+    The  Manager,  at  its  discretion,  reimbursed  expenses  for  the periods  presented.
See Notes to Financial Statements.


                                    - P-73 -

                                    SELIGMAN PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
----------------------------------------------------------------------------------------------------

                                                            INTERNATIONAL GROWTH PORTFOLIO
                                                   -------------------------------------------------
                                                                YEAR ENDED DECEMBER 31,
                                                   -------------------------------------------------
PER SHARE DATA:                                      2001       2000       1999     1998      1997
                                                   ---------  ---------  --------  -------  --------
NET ASSET VALUE, BEGINNING OF YEAR  . . . . . . .  $  10.65   $  16.63   $ 15.37   $13.54   $ 12.96
                                                   ---------  ---------  --------  -------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income . . . . . . . . . . . . . .      0.03       0.06      0.05     0.08      0.03
Net realized and unrealized gain (loss)
on investments. . . . . . . . . . . . . . . . . .     (2.43)     (4.59)     4.59     1.90      2.11
Net realized and unrealized gain (loss)
on foreign currency transactions. . . . . . . . .     (0.20)     (0.88)    (0.73)    0.16     (1.06)
                                                   ---------  ---------  --------  -------  --------
TOTAL FROM INVESTMENT OPERATIONS. . . . . . . . .     (2.60)     (5.41)     3.91     2.14      1.08
                                                   ---------  ---------  --------  -------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income. . . . . . .         -      (0.14)        -    (0.15)    (0.03)
Distributions from net realized capital gain. . .         -      (0.43)    (2.65)   (0.16)    (0.47)
                                                   ---------  ---------  --------  -------  --------
TOTAL DISTRIBUTIONS:. . . . . . . . . . . . . . .         -      (0.57)    (2.65)   (0.31)    (0.50)
                                                   ---------  ---------  --------  -------  --------
NET ASSET VALUE, END OF YEAR. . . . . . . . . . .  $   8.05   $  10.65   $ 16.63   $15.37   $ 13.54
                                                   ---------  ---------  --------  -------  --------
TOTAL RETURN:                                       (24.41)%   (32.47)%    26.64%   15.81%     8.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s omitted). . . . . .  $  4,793   $  7,150   $10,248   $9,893   $ 9,182
Ratio of expenses to average net assets . . . . .      1.40%      1.40%     1.39%    1.40%     1.40%
Ratio of net income (loss) to average net assets.      0.34%    (0.57)%     0.33%    0.52%     0.43%
Portfolio turnover rate . . . . . . . . . . . . .    199.09%    275.32%    79.17%   75.81%    89.43%
Without expense reimbursement:++
Ratio of expenses to average net assets . . . . .      1.80%      2.03%     1.66%    1.78%     2.07%
Ratio of net income (loss) to average net assets.    (0.06)%    (1.20)%     0.06%    0.14%   (0.24)%


                                                      LARGE-CAP GROWTH PORTFOLIO            LARGE-CAP VALUE PORTFOLIO
                                                   --------------------------------  ---------------------------------------
                                                         YEAR ENDED                            YEAR ENDED          5/1/98**
                                                        DECEMBER 31,       5/1/99**           DECEMBER 31,            TO
                                                   --------------------       TO     ---------------------------  ----------
PER SHARE DATA:                                        2001       2000     12/31/99     2001     2000      1999    12/31/98
                                                   ---------  ---------  ----------  --------  -------  --------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD. . . . . . .  $  10.21   $  12.16   $   10.00   $ 11.59   $ 9.28   $  9.66   $   10.00
                                                   ---------  ---------  ----------  --------  -------  --------  ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income . . . . . . . . . . . . . .         -       0.01           -      0.09     0.14      0.10        0.04
Net realized and unrealized gain (loss)
on investments. . . . . . . . . . . . . . . . . .     (1.89)     (1.96)       2.16     (1.06)    2.25     (0.37)      (0.07)
                                                   ---------  ---------  ----------  --------  -------  --------  ----------
TOTAL FROM INVESTMENT OPERATIONS. . . . . . . . .     (1.89)     (1.95)       2.16     (0.97)    2.39     (0.27)      (0.03)
                                                   ---------  ---------  ----------  --------  -------  --------  ----------
LESS DISTRIBUTIONS:
Dividends from net investment income. . . . . . .     (0.01)         -           -     (0.11)   0.00*     (0.11)      (0.04)
Distributions from net realized capital gain. . .     (0.84)         -           -     (0.05)   (0.08)        -       (0.27)
                                                   ---------  ---------  ----------  --------  -------  --------  ----------
TOTAL DISTRIBUTIONS:. . . . . . . . . . . . . . .     (0.85)         -           -     (0.16)   (0.08)    (0.11)      (0.31)
                                                   ---------  ---------  ----------  --------  -------  --------  ----------
NET ASSET VALUE, END OF PERIOD. . . . . . . . . .  $   7.47   $  10.21   $   12.16   $ 10.46   $11.59   $  9.28   $    9.66
                                                   =========  =========  ==========  ========  =======  ========  ==========

TOTAL RETURN:                                       (18.37)%   (16.04)%      21.60%   (8.28)%   25.84%   (2.76)%     (0.26)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted). . . . .  $  3,930   $  5,255   $   3,668   $ 7,708   $6,057   $ 5,758   $   3,845
Ratio of expenses to average net assets . . . . .      0.74%      0.70%     0.70%+      0.83%    0.80%     0.80%     0.80%+
Ratio of net income (loss) to average net assets.    (0.04)%      0.08%   (0.03)%+      1.13%    1.51%     1.18%     1.11%+
Portfolio turnover rate . . . . . . . . . . . . .    166.24%    179.44%      56.69%    28.17%   42.29%    28.01%      65.82%
Without management fee waiver
and expense reimbursement:
Ratio of expenses to average net assets . . . . .      1.13%      1.18%     1.52%+      1.10%    1.22%     1.13%     2.24%+
Ratio of net income (loss) to average net assets.    (0.42)%    (0.40)%   (0.85)%+      0.86%    1.09%     0.85%   (0.33)%+

------------------------
*    During  2000,  a  dividend  of  $0.002  per  share  was  paid.
**   Commencement  of  operations.
+    Annualized.
++   The  Manager  and Seligman Henderson, the former subadviser to the Seligman International  Portfolios, at their discretion, reimbursed expenses for the periods  presented.
o    The  Manager,  at  its  discretion,  reimbursed  expenses  for  the periods  presented.
See Notes to Financial Statements.


                                    - P-74 -

                                        SELIGMAN PORTFOLIOS, INC.
------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
------------------------------------------------------------------------------------------------------------


                                                                 SAMLL -CAP VALUE PORTFOLIO
                                               -------------------------------------------------------------
                                                                      CLASS 1                      CLASS 2
                                               -----------------------------------------------  ------------
                                                    YEAR ENDED DECEMBER 31,         5/1/98*       5/1/01**
                                               ---------------------------------       TO            TO
PER SHARE DATA:                                   2001       2000        1999      12/31/1998    12/31/2001
                                               ----------  ---------  ----------  ------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD. . . . .  $   10.58   $   8.08   $    7.31   $     10.00   $     10.78
                                               ----------  ---------  ----------  ------------  ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss . . . . . . . . . . . . .      (0.03)     (0.01)      (0.03)        (0.02)        (0.03)
Net realized and unrealized gain (loss)
on investments. . . . . . . . . . . . . . . .       2.52       2.66        2.49         -1.73          2.32
                                               ----------  ---------  ----------  ------------  ------------
TOTAL FROM INVESTMENT OPERATIONS  . . . . . .       2.49       2.65        2.46         -1.75          2.29
                                               ----------  ---------  ----------  ------------  ------------
LESS DISTRIBUTIONS:
Distributions from net realized capital gain.      -0.03      -0.15       -1.69         -0.94         -0.03
                                               ----------  ---------  ----------  ------------  ------------
TOTAL DISTRIBUTIONS:. . . . . . . . . . . . .      -0.03      -0.15       -1.69         -0.94         -0.03
                                               ----------  ---------  ----------  ------------  ------------
NET ASSET VALUE, END OF PERIOD. . . . . . . .  $   13.04   $  10.58   $    8.08   $      7.31   $     13.04
                                               ==========  =========  ==========  ============  ============

TOTAL RETURN:                                      23.52%     33.00%      35.26%      (17.00)%        21.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted). . .  $ 100,090   $ 16,495   $   4,403   $     2,469   $     5,178
Ratio of expenses to average net assets . . .       1.19%      1.00%       1.00%       1.00%+        1.39%+
Ratio of net loss to average net assets . . .     (0.29)%    (0.22)%     (0.27)%     (0.34)%+      (0.46)%+
Portfolio turnover rate . . . . . . . . . . .      29.99%     42.27%      90.51%        73.87%     29.99%++
Without expense reimbursement:
Ratio of expenses to average net assets . . .       1.22%      1.45%       1.41%       3.08%+        1.41%+
Ratio of net loss to average net assets . . .     (0.32)%    (0.67)%     (0.68)%     (2.43)%+      (0.48)%+

------------------------
*    Commencement  of  operations.
**   Commencement  of  offering  of  shares.
+    Annualized.
++   For  the  year  ended  December  31,  2001.
0    The  Manager,  at  its  discretion,  reimbursed  expenses  for  the periods  presented.
See Notes to Financial Statements.


                                    - P-75 -

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

REPORT OF THE INDEPENDENT AUDITORS

The Directors and Shareholders,
Seligman Portfolios, Inc.:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Seligman Portfolios, Inc. (comprising, the Seligman Bond Portfolio, Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, Seligman Communications and Information Portfolio, Seligman Frontier Portfolio, Seligman Global Growth Portfolio, Seligman Global Smaller Companies Portfolio, Seligman Global Technology Portfolio, Seligman High-Yield Bond Portfolio, Seligman Income Portfolio, Seligman International Growth Portfolio, Seligman Large-Cap Growth
Portfolio, Seligman Large-Cap Value Portfolio, and Seligman Small-Cap Value Portfolio, and collectively referred to as the "Fund") as of December 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Seligman Portfolios, Inc. at December 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

                                              /S/  ERNST & YOUNG LLP


New York, New York
February 8, 2002

MANAGER                               GENERAL DISTRIBUTOR                  GENERAL COUNSEL
J. & W. Seligman & Co. Incorporated   Seligman Advisors, Inc.              Sullivan & Cromwell
100 Park Avenue                       100 Park Avenue
New York, New York 10017              New York, New York 10017

SUBADVISER (to Seligman Global        CUSTODIANS                           INDEPENDENT AUDITORS
Smaller Companies Portfolio)          State Street Bank and Trust Company  Ernst & Young LLP
Henderson Investment                  JPMorgan Chase Bank
 Management Limited
3 Finsbury Avenue
London EC2M 2PA


                                    - P-76 -

                                                   SELIGMAN PORTFOLIOS, INC.
-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
-----------------------------------------------------------------------------------------------------------------------------
Information pertaining to the Directors and Officers of Seligman Portfolios is set forth below.

INDEPENDENT DIRECTORS

                                                                                                                    OTHER
                                                                                                                DIRECTORSHIPS
                                                                                                   NUMBER OF       HELD BY
                   TERM OF                                                                       PORTFOLIOS IN  DIRECTOR NOT
                  OFFICE AND                                                                         FUND         DISCLOSED
NAME, (AGE),      LENGTH OF                                                                         COMPLEX         UNDER
POSITION(S) HELD     TIME                      PRINCIPAL OCCUPATION(S) DURING                     OVERSEEN BY     PRINCIPAL
WITH FUND o        SERVED#                  PAST FIVE YEARS AND OTHER INFORMATION                  DIRECTOR      OCCUPATIONS
-----------------------------------------------------------------------------------------------------------------------------
JOHN R.           1995        Dean Emeritus, Fletcher School of Law and Diplomacy                           61  None
GALVIN(72)2,4     to Date     at Tufts University; Director or Trustee, the Seligman Group
Director                      of investment companies+; Chairman Emeritus, American
                              Council on Germany; Governor of the Center for Creative
                              Leadership; Director, Raytheon Co., defense and commercial electronics; National Defense University; and the Institute for Defense Analyses. Formerly, Director, USLIFE Corporation,
                              life insurance; Ambassador, U.S. State Department for
                              negotiations in Bosnia; Distinguished Policy Analyst at Ohio
                              State University and Olin Distinguished Professor of National
                              Security Studies at the United States Military Academy.
                              From June 1987 to June 1992, he was the Supreme Allied
                              Commander, Europe and the Commander-in-Chief,
                              United States European Command.
-----------------------------------------------------------------------------------------------------------------------------
ALICE S.          1991        President Emeritus, Sarah Lawrence College; Director or                       61  None
ILCHMAN(66)3,4    to Date     Trustee, the Seligman Group of investment companies+;
Director                      Trustee, the Committee for Economic Development; Chairman,
                              The Rockefeller Foundation, charitable foundation; and Director,
                              Public Broadcasting Service (PBS). Formerly, Trustee, The
                              Markle Foundation, philanthropic organization; and Director,
                              New York Telephone Company; and International Research and
                              Exchange Board, intellectual exchanges.
-----------------------------------------------------------------------------------------------------------------------------
FRANK A.          1995        Retired Chairman of the Board and Chief Executive Officer                     61  None
MCPHERSON(68)3,4  to Date     of Kerr-McGee Corporation, diversified energy company;
Director                      Director or Trustee, the Seligman Group of investment companies+;
                              Director, Kimberly-Clark Corporation, consumer products;
                              Conoco Inc., oil exploration and production; Bank of Oklahoma
                              Holding Company; Baptist Medical Center; Oklahoma Chapter of
                              the Nature Conservancy; Oklahoma Medical Research Foundation;
                              National Boys and Girls Clubs of America; and Oklahoma
                              Foundation for Excellence in Education. Formerly, Chairman,
                              Oklahoma City Public Schools Foundation; and Director, Federal
                              Reserve System's Kansas City Reserve Bank, the Oklahoma City
                              Chamber of Commerce, and Member of the Business Roundtable.
-----------------------------------------------------------------------------------------------------------------------------
JOHN E.           1988        Retired Chairman and Senior Partner, Sullivan & Cromwell, law                 61  None
MEROW(72)2,4      to Date     firm; Director or Trustee, the Seligman Group of investment
Director                      companies+; Director, Commonwealth Industries, Inc.,
                              manufacturers of aluminum sheet products; the Foreign Policy
                              Association; Municipal Art Society of New York; the U.S. Council
                              for International Business; and Vice Chairman, New York-
                              Presbyterian Healthcare System, Inc.; Life Trustee,
                              New York-Presbyterian Hospital; and Member of the American
                              Law Institute and Council on Foreign Relations.
-----------------------------------------------------------------------------------------------------------------------------
BETSY S.          1988        Attorney; Director or Trustee, the Seligman Group of investment               61  None
MICHEL(59)2,4     to Date     companies+; Trustee, The Geraldine R. Dodge Foundation,
Director                      charitable foundation; and World Learning, Inc. Formerly,
                              Chairman of the Board of Trustees of St. George's School
                              (Newport, RI); and Director, the National Association of
                              Independent Schools (Washington, DC).
-----------------------------------------------------------------------------------------------------------------------------

--------------------
See footnotes on P-81.


                                    - P-77 -

                                                   SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------------------------------------------------------
Information pertaining to the Directors and Officers of Seligman Portfolios is set forth below.

INDEPENDENT DIRECTORS     (continued)

                                                                                                                       OTHER
                                                                                                                   DIRECTORSHIPS
                                                                                                      NUMBER OF       HELD BY
                   TERM OF                                                                          PORTFOLIOS IN  DIRECTOR NOT
                  OFFICE AND                                                                            FUND         DISCLOSED
NAME, (AGE),      LENGTH OF                                                                            COMPLEX         UNDER
POSITION(S) HELD     TIME                        PRINCIPAL OCCUPATION(S) DURING                      OVERSEEN BY     PRINCIPAL
WITH FUND o        SERVED#                   PAST FIVE YEARS AND OTHER INFORMATION                    DIRECTOR      OCCUPATIONS
--------------------------------------------------------------------------------------------------------------------------------
JAMES C.          1988        Retired Partner, Pitney, Hardin, Kipp & Szuch, law firm; Director                61  None
PITNEY (75)3,4    to Date     or Trustee, the Seligman Group of investment companies+.
Director                      Formerly, Director, Public Service Enterprise Group, public utility.
--------------------------------------------------------------------------------------------------------------------------------
LEROY C.          2000        Chairman and Chief Executive Officer, Q Standards Worldwide,                     60  None
2,4               to Date     Inc., library of technical standards; Director or Trustee, the
RICHIE (60)2,4                Seligman Group of investment companies (except Seligman Cash
Director                      Management Fund, Inc.)+; Director, Kerr-McGee Corporation,
                              diversified energy company; and Infinity, Inc., oil and gas services and exploration; Chairman, Highland Park Michigan Economic
                              Development Corp.; Trustee, New York University Law Center
                              Foundation and Vice Chairman, Detroit Medical Center. Formerly,
                              Chairman and Chief Executive Officer, Capital Coating
                              Technologies, Inc., applied coating technologies;Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation.
--------------------------------------------------------------------------------------------------------------------------------
JAMES Q.          1991        Director or Trustee, the Seligman Group of investment                            61  None
RIORDAN (74)3,4   to Date     companies+; Director or Trustee, The Houston Exploration
Director                      Company, oil exploration; The Brooklyn Museum, KeySpan
                              Corporation, diversified energy and electric company; and the
                              Committee for Economic Development. Formerly, Co-Chairman
                              of the Policy Council of the Tax Foundation; Director,
                              Tesoro Petroleum Companies, Inc. and Dow Jones & Company,
                              Inc., a business and financial news company; Director and
                              President, Bekaert Corporation, high-grade steel cord, wire and fencing products company; Vice Chairman, Exxon Mobil
                              Corporation, petroleum and petrochemicals company; and
                              Director, Public Broadcasting Service (PBS).
--------------------------------------------------------------------------------------------------------------------------------
ROBERT L.         1988        Retired Vice President, Pfizer Inc., pharmaceuticals; Director or                61  None
SHAFER (69)3,4    to Date     Trustee, the Seligman Group of investment companies+. Formerly,
Director                      Director, USLIFE Corporation, life insurance.
--------------------------------------------------------------------------------------------------------------------------------
JAMES N.          1993        Retired Executive Vice President and Chief Operating Officer,                    61  None
WHITSON (66)2,4   to Date     Sammons Enterprises, Inc., a diversified holding company;
Director                      Director or Trustee, the Seligman Group of investment companies+;
                              Director, C-SPAN, cable television, and CommScope, Inc.,
                              manufacturer of coaxial cables.
--------------------------------------------------------------------------------------------------------------------------------

--------------------
See footnotes on P-81.


                                    - P-78 -

                                                   SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------------------------------------------------------
Information pertaining to the Directors and Officers of Seligman Portfolios is set forth below.

INTERESTED DIRECTORS AND PRINCIPAL OFFICERS

                                                                                                                      OTHER
                                                                                                                  DIRECTORSHIPS
                                                                                                     NUMBER OF       HELD BY
                          TERM OF                                                                  PORTFOLIOS IN  DIRECTOR NOT
                        OFFICE AND                                                                     FUND         DISCLOSED
NAME, (AGE),             LENGTH OF                                                                    COMPLEX         UNDER
POSITION(S) HELD           TIME                     PRINCIPAL OCCUPATION(S) DURING                  OVERSEEN BY     PRINCIPAL
WITH FUND o               SERVED#                PAST FIVE YEARS AND OTHER INFORMATION               DIRECTOR      OCCUPATIONS
-------------------------------------------------------------------------------------------------------------------------------
WILLIAM C.              1988 to Date  Chairman, J. & W. Seligman & Co. Incorporated, Chairman                 61  None
MORRIS (63)*1                         and Chief Executive Officer of the Seligman Group of
Director, Chairman                    investment companies+; Chairman, Seligman Advisors, Inc.,
of the Board and                      Seligman Services, Inc., and Carbo Ceramics Inc., ceramic
Chief Executive                       proppants for oil and gas industry; and Director, Seligman
Officer                               Data Corp., Kerr-McGee Corporation, diversified energy
                                      company. Formerly, Director, Daniel Industries Inc.,
                                      manufacturer of oil and gas metering equipment.
-------------------------------------------------------------------------------------------------------------------------------
BRIAN T. ZINO (49)*1   Dir.: 1993 to  Director and President, J. & W. Seligman & Co.                          61  None
Director               Date           Incorporated; President of twenty-one investment companies
and President          Pres.: 1995    in the Seligman Group of investment companies and Director
                       to Date        or Trustee of the Seligman Group of investment companies+,
                                      Seligman Advisors, Inc., and Seligman Services, Inc.
                                      Chairman, Seligman Data Corp.; Member of the Board
                                      of Governors of the Investment Company Institute; and Vice
                                      Chairman, ICI Mutua Insurance Company.
-------------------------------------------------------------------------------------------------------------------------------
IAIN C. CLARK (51)      1994 to Date  Chief Investment Officer, Henderson Investment                         N/A  N/A
Vice President and                    Management Limited since April 1992. He has been
Portfolio Manager                     a Director at Henderson International Limited and Senior
                                      Portfolio Manager at Henderson plc, respectively, since
                                      April 1995. Vice President of Seligman Global Fund
                                      Series, Inc. and Co-Portfolio Manager of its Global Smaller
                                      Companies Fund.
-------------------------------------------------------------------------------------------------------------------------------
DAVID F. COOLEY (38)    2001 to Date  Senior Vice President, Investment Officer of J. & W.                   N/A  N/A
Vice President and                    Seligman & Co. Incorporated. Vice President of Seligman
Portfolio Manager                     Global Fund Series, Inc. and Portfolio Manager of its
                                      International Growth Fund and Co-Portfolio Manager
                                      of its Global Growth Fund. Formerly, Managing Director,
                                      Investments, Gratry and Company; Director of Global
                                      Growth Equity, National City Investment Management
                                      Company; and International Equity Portfolio Manager,
                                      SocietyAsset Management.
-------------------------------------------------------------------------------------------------------------------------------
NEIL T. EIGEN (59)      1998 to Date  Managing Director, J. & W. Seligman & Co. Incorporated;                N/A  N/A
Vice President and                    Vice President of Seligman Value Fund Series, Inc. and
Portfolio Manager                     Portfolio Manager of its Large-Cap Value Fund and
                                      Small-Cap Value Fund. Formerly, Senior Managing Director,
                                      Chief Investment Officer and Director of Equity Investing,
                                      Bear Stearns Asset Management.
-------------------------------------------------------------------------------------------------------------------------------
BEN-AMI                 2001 to Date  Managing Director, J. & W. Seligman & Co. Incorporated                 N/A  N/A
GRADWOHL (43)                         since January 2000; Vice President and Co-Portfolio
Vice President and                    Manager of Seligman Common Stock Fund, Inc.,
Co-Portfolio Manager                  Seligman Income Fund, Inc., Seligman Tax-Aware
                                      Fund, Inc. and Tri-Continental Corporation. Formerly,
                                      Portfolio Manager, Nicholas-Applegate Capital Management
                                      from 1996 to 1999; and Vice President, Research and
                                      Quantitative Analysis, Leland O'Brien Rubinstein
                                      Associates, Inc. from 1994 to 1996.
-------------------------------------------------------------------------------------------------------------------------------
DAVID GUY (43)          2001 to Date  Managing Director, J. & W. Seligman & Co. Incorporated                 N/A  N/A
Vice President and                    since January 2000; Vice President and Co-Portfolio
Co-Portfolio Manager                  Manager of Seligman Common Stock Fund, Inc., Seligman
                                      Income Fund, Inc., Seligman Tax-Aware Fund, Inc. and
                                      Tri-Continental Corporation. Formerly, Portfolio Manager,
                                      Systematic Investment Group, Nicholas-Applegate Capital
                                      Management from 1997 to 1999; and Vice President, Equity
                                      Derivatives Analysis Group, Salomon Brothers, Inc.
                                      from 1992 to 1996.
-------------------------------------------------------------------------------------------------------------------------------

--------------------
See footnotes on P-81.


                                    - P-79 -

                                                   SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------------------------------------------------------
Information pertaining to the Directors and Officers of Seligman Portfolios is set forth below.

INTERESTED DIRECTORS AND PRINCIPAL OFFICERS continued)

                                                                                                                       OTHER
                                                                                                                   DIRECTORSHIPS
                                                                                                      NUMBER OF       HELD BY
                       TERM OF                                                                      PORTFOLIOS IN  DIRECTOR NOT
NAME, (AGE),          OFFICE AND                                                                        FUND         DISCLOSED
POSITION(S) HELD      LENGTH OF                                                                        COMPLEX         UNDER
WITH FUND                TIME                      PRINCIPAL OCCUPATION(S) DURING                    OVERSEEN BY     PRINCIPAL
                       SERVED#                  PAST FIVE YEARS AND OTHER INFORMATION                 DIRECTOR      OCCUPATIONS
--------------------------------------------------------------------------------------------------------------------------------
CHRISTOPHER J.       From 2002     Vice President, Investment Officer of J.  & W.  Seligman & Co.             N/A            N/A
MAHONY (38)                        Incorporated since April 2001.  Vice President and Portfolio
Vice President and                 Manager of Seligman Cash Management Fund, Inc., and
Portfolio Manager                  Seligman Investment Grade Fixed Income Fund, Inc.; Vice
                                   President of Seligman High Income Fund Series and Portfolio
                                   Manager of its U.S.  Government Securities Series.  Formerly,
                                   Senior Portfolio Manager at Fort Washington Investment
                                   Advisors, Inc.  since 1994; and Portfolio Manager, Neuberger and Berman from 1991 to 1994.
--------------------------------------------------------------------------------------------------------------------------------
RICHARD M.           From 2002     Vice President, Investment Officer, J.  & W.  Seligman & Co.               N/A            N/A
PAROWER (36)                       Incorporated; Vice President of Seligman Global Fund Series,
Vice President and                 Inc.  and Co-Portfolio Manager of its Global Technology Fund.
Portfolio Manager                  Formerly, Senior Analyst with Citibank Global Asset
                                   Management covering Global IT Services from June 1998 to
                                   April 2000; Senior Analyst with Montgomery Asset
                                   Management from September 1995 to June 1998; Securities
                                   analyst for G.T.  Capital Management from June 1993 to
                                   September 1995.
--------------------------------------------------------------------------------------------------------------------------------
KENDALL C.           2001 to Date  Managing Director, J.  & W.  Seligman & Co.  Incorporated                  N/A            N/A
PETERSON (45)                      since 2001.  Vice President of Seligman High Income Fund
Vice President and                 Series and Portfolio Manager of its High-Yield Bond Series.
Portfolio Manager                  Formerly, Vice President and Portfolio Manager and Desk
                                   Head for High Yield Mutual Funds with Fortis, Inc.  since 1999.
                                   From 1985 through 1999, served in a variety of capacities with
                                   The Prudential Insurance Company of America, the last six
                                   years of which he was Vice President and Portfolio Manager for High Yield Mutual Funds.
--------------------------------------------------------------------------------------------------------------------------------
FREDERICK J.         From 2002     Managing Director, J.  & W.  Seligman & Co.  Incorporated;                 N/A            N/A
RUVKUN (44)                        Vice President and Portfolio Manager of Seligman Frontier
Vice President and                 Fund, Inc.; Vice President of Seligman Global Fund Series,
Portfolio Manager                  Inc.  and Co-Portfolio Manager of its Global Smaller
                                   Companies Fund.  Formerly, Portfolio Manager at Bessemer
                                   Trust.
--------------------------------------------------------------------------------------------------------------------------------
MARION S.            1998 to Date  Managing Director, J. & W. Seligman & Co. Incorporated since               N/A            N/A
SCHULTHEIS (56)                    May 1998; Vice President and Portfolio Manager of Seligman
Vice President and                 Capital Fund, Inc., and Seligman Growth Fund, Inc.; Vice
Portfolio Manager                  President of Seligman Global Fund Series, Inc.  and Portfolio
                                   Manager of its Global Growth Fund.  Formerly, Managing
                                   Director at Chancellor LGT from October 1997 until May 1998;
                                   and Senior Portfolio Manager at IDS Advisory Group Inc.  from
                                   August 1987 until October 1997.
--------------------------------------------------------------------------------------------------------------------------------
STEVEN A.            2000 to Date  Senior Vice President, J.  & W.  Seligman & Co.  Incorporated;             N/A            N/A
WERBER (37)                        Vice President of Seligman Global Fund Series, Inc.  and Co-
Vice President and                 Portfolio Manager of its Global Technology Fund.  Formerly,
Portfolio Manager                  Analyst and Portfolio Manager at Fidelity Investments
                                   International since 1996; and Associate at Goldman Sachs
                                   International from 1992 to 1996.
--------------------------------------------------------------------------------------------------------------------------------

--------------------
See footnotes on P-81.


                                    - P-80 -

                                                   SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------------------------------------------------------
Information pertaining to the Directors and Officers of Seligman Portfolios is set forth below.

INTERESTED DIRECTORS AND PRINCIPAL OFFICERS     (continued)

                                                                                                                  OTHER
                                                                                                              DIRECTORSHIPS
                                                                                                 NUMBER OF       HELD BY
                       TERM OF                                                                 PORTFOLIOS IN  DIRECTOR NOT
                      OFFICE AND                                                                   FUND         DISCLOSED
NAME, (AGE),          LENGTH OF                                                                   COMPLEX         UNDER
POSITION(S) HELD         TIME                    PRINCIPAL OCCUPATION(S) DURING                 OVERSEEN BY     PRINCIPAL
WITH FUND o            SERVED#               PAST FIVE YEARS AND OTHER INFORMATION               DIRECTOR      OCCUPATIONS
--------------------------------------------------------------------------------------------------------------------------------
PAUL H. WICK (39)    1994 to Date  Director and Managing Director, J.  & W.  Seligman &                  N/A            N/A
Vice President and                 Co.  Incorporated since November 1997 and January
Portfolio Manager                  1995, respectively; Vice President and Portfolio
                                   Manager, Seligman Communications and Information
                                   Fund, Inc.  He joined J.  & W.  Seligman & Co.
                                   Incorporated in 1987 as an Associate, Investment
                                   Research.
--------------------------------------------------------------------------------------------------------------------------------
THOMAS G.            2000 to Date  Senior Vice President, Finance, J.  & W.  Seligman & Co.              N/A            N/A
ROSE (44)                          Incorporated, Seligman Advisors, Inc., and Seligman
Vice President                     Data Corp.; Vice President, the Seligman Group of
                                   investment companies+, Seligman Services, Inc.  and
                                   Seligman International, Inc.  Formerly, Treasurer, the
                                   Seligman Group of investment companies and Seligman
                                   Data Corp.
--------------------------------------------------------------------------------------------------------------------------------
LAWRENCE P.          VP: 1992 to   Senior Vice President and Treasurer, Investment                       N/A            N/A
VOGEL (45)           Date          Companies, J.  & W.  Seligman & Co.  Incorporated; Vice
Vice President and   Treas.: 2000  President and Treasurer, the Seligman Group of
Treasurer            to Date       investment companies+; Treasurer, Seligman Data Corp.
                                   Formerly, Senior Vice President, Finance, J.  & W.
                                   Seligman & Co.  Incorporated, Seligman Advisors, Inc.
                                   and Seligman Data Corp.; Vice President, Seligman
                                   Services, Inc.  and Treasurer, Seligman International,
                                   Inc.  and Seligman Henderson Co.
--------------------------------------------------------------------------------------------------------------------------------
FRANK J. NASTA (37)  1994 to Date  General Counsel, Senior Vice President, Law and                       N/A            N/A
Secretary                          Regulation and Corporate Secretary, J.  & W.  Seligman
                                   & Co.  Incorporated; Secretary, the Seligman Group of
                                   investment companies+, Seligman Advisors, Inc.,
                                   Seligman Services, Inc., Seligman International, Inc. and
                                   Seligman Data Corp. Formerly, Corporate Secretary,
                                   Seligman Henderson Co.
--------------------------------------------------------------------------------------------------------------------------------

The Fund's Statement of Additional Information (SAI) includes additional information about Fund directors and is available, without charge, upon request. You may call toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US to request a copy of the SAI, to request other information about the Fund, or to make shareholder inquiries.

--------------------
o    The address for each of the directors and officers is 100 Park Avenue, New York, NY 10017, 8th Floor.
#    Each Director serves for an indefinite term, until the election and qualification of his successor or until his earlier death, resignation or removal. Each officer is elected annually by the Board of Directors.
+    The Seligman Group of investment companies consists of twenty-three registered investment companies.
*    Mr. Morris and Mr. Zino are considered "interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended, by virtue of their positions with J. & W. Seligman & Co. Incorporated and its affiliates.
Member:   1 Executive Committee
          2 Audit Committee
          3 Director Nominating Committee
          4 Board Operations Committee


                                    - P-81 -

                            SELIGMAN ADVISORS, INC.
                                an affiliate of

                                      JWS

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864

                      100 Park Avenue, New York, NY 10017

                                www.seligman.com






This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Portfolios, Inc., which contains information about the management fees and other costs. Please read the prospectus carefully before investing or sending money.



SP2 12/01                                              Printed on Recycled Paper



                                    - P-82 -